UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-06578
The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31, 2010
Date of Reporting Period: October 31, 2010

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2010

     The performance for the portfolios shown on pages 2, and 6 to 21 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.
     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
     The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s or sub-adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser or sub-adviser, as applicable, believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of The Glenmede family of funds for the fiscal year ended October 31, 2010. It was another volatile year for the equity markets. The U.S. and global economic recoveries slowed down in the summer due to a sovereign debt crisis in Europe and an oil spill in the Gulf of Mexico. In addition, housing and unemployment continued to be drags on the U.S. economy. The slowdown led to lower equity returns during the summer. However, the equity markets recovered with very good returns for the fiscal year ended October 31, 2010. Fixed income markets also experienced very good returns as the Federal government continued to increase liquidity in those markets. However, money market funds suffered very low yields as the Federal Reserve kept short term rates low.

At the fiscal year end on October 31, 2010, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the “Glenmede Funds”) consisted of sixteen portfolios with total assets of $2.9 billion. The Secured Options Portfolio is the newest addition to the Glenmede family of funds and is featured in our report this year. It was created to give Glenmede clients an equity product that utilizes options strategies to help manage risk. The fund family includes two EAFE International Portfolios, International and Philadelphia International, which are sub-advised and advised respectively by Philadelphia International Advisors LP (“PIA”). These portfolios account for 17% of the fund family’s assets as of October 31, 2010.

All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category. Efforts are made to keep expenses at competitive levels. All of the portfolios managed by Glenmede Investment Management LP include a quantitative style of investing.

This fiscal year ended October 31, 2010 showed positive returns across all asset classes as the economy continued a slow recovery. The S&P 500 Index1 gained 16.54% and the Barclays Capital U.S. Aggregate Bond Index1 gained 8.01% for the fiscal year ended October 31, 2010. The Morgan Stanley EAFE Index1 did not perform as well as domestic stocks for the fiscal year gaining 8.36%. Small Cap stocks outperformed Large Cap stocks with the Russell 2000 Index1 returning 26.58% versus a return of 17.66% on the Russell 1000 Index1 for the fiscal year ended October 31, 2010. The Glenmede Large Cap Value Portfolio achieved a four star (****) Overall Morningstar RatingTM2 among 1,117 Large Value Equity Funds for the period ended October 31, 2010 (based on risk adjusted returns). The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar RatingTM metric.

In response to the continuing weak economy, the Federal Reserve last lowered short term rates to 0.0%-0.25% on December 16, 2008. The yield curve flattened during the fiscal year as one year treasuries dropped 15 basis points in yield and the 30 year treasury dropped 28 basis points.3 Money market yields remain at all time lows. The seven day yields of the

Government Cash Portfolio and Tax Exempt Cash Portfolio were .02% and .03% respectively as of October 31, 2010.

Returns in the fixed income markets were very good across all sectors, but especially in Corporates and High Yield where credit spreads to U.S. Treasuries continued to narrow. The Glenmede bond portfolios all have a high quality bias. The Glenmede Muni Intermediate Portfolio achieved a five star (*****) Overall Morningstar RatingTM2 among 154 Muni Short Funds for the period ended October 31, 2010 (based on risk-adjusted returns).

Portfolio Highlights for each individual fund are included in this report. We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 15, 2010

Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio and U.S. Emerging Growth Portfolio invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short Portfolio and Total Market Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.
An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank. Although the money market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.
[1]	The indices are defined on pages 22 to 24.
[2]	©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Morningstar Ratingtm , (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Large Cap Value Portfolio was rated against the following numbers of U.S.- domiciled Large Value Equity funds over the following time periods: 1,117 funds overall, 1,117 funds in the last three years, 948 funds in the last five years, and 489 funds in the last ten years. With respect to these Large Value Equity funds, the Large Cap Value Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars, **** and *** stars for the three-, five-, and ten-year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.-domiciled Muni Short funds over the following time periods: 154 funds overall, 154 funds in the last three years, 142 funds in the last five years, and 86 funds in the last ten years. With respect to these Muni Short funds, the Muni Intermediate Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of ***** stars, **** stars and *** stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.
[3]	A basis point equals .01%.
This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/10.

THE GLENMEDE FUND, INC.

Inside the
SECURED OPTIONS PORTFOLIO

The Secured Options Portfolio1 is the newest addition to the Glenmede family of funds. It was created to give Glenmede clients an equity product that utilizes options strategies to help manage risk. The Glenmede Secured Options Portfolio (the “Fund”) seeks long-term capital appreciation and option premiums consistent with reasonable risk to principal. The Fund has been managed by Sean E. Heron, CFA since its inception in 2010. Mr. Heron joined Glenmede in 2006. Prior to managing the Fund, Mr. Heron was a lead portfolio manager on all derivatives-based strategies for Glenmede’s high-net worth and institutional clients.

Glenmede believes that option-based strategies can help reduce the risk of owning equities. The Fund implements buy-write (covered call) and/or cash-secured put option strategies in an effort to reduce volatility, earn option premium income and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premium and selling put options reduces the purchase price of the underlying security, but both strategies limit the opportunity to profit from increases in market values of the underlying securities in exchange for up-front cash at the time of selling the call or put option.

The CBOE S&P 500 Buy-Write Index (BXM) is the Fund’s benchmark index. It is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. We believe, we can enhance the risk-adjusted return benefits through a prudent option selection process. Please refer to the Portfolio Highlights on page 19 for detailed performance figures for the Secured Options Portfolio.

[1]	The Secured Options Portfolio commenced operations on June 30, 2010.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		iMoneyNet’s
		Government
Government Cash Portfolio		All Averagetm
Year ended 10/31/10	0.06%	0.02%
Five Years ended 10/31/10	2.70%	2.25%
Ten Years ended 10/31/10	2.52%	2.06%
Inception (11/7/88) through 10/31/10[1]	4.27%	3.77%

	7-Day	7-Day
Government Cash Portfolio	Current Yield	Effective Yield
As of 10/31/10	0.02%	0.02%

The Government Cash Portfolio outperformed the iMoneyNet Government All Average during this fiscal year through its use of U.S. government agency coupon and discount notes in conjunction with U.S. Treasury-collateralized repurchase agreements. The strategy, along with a low expense ratio, enhanced the yield on the Portfolio while holding high quality and diversified money market securities.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet’s Government All Averagetm1
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		iMoneyNet’s
		National Retail
Tax-Exempt Cash Portfolio		Tax-Free Averagetm
Year ended 10/31/10	0.02%	0.03%
Five Years ended 10/31/10	1.75%	1.59%
Ten Years ended 10/31/10	1.67%	1.39%
Inception (11/10/88) through 10/31/10[1]	2.84%	2.48%

	7-Day	7-Day
Tax-Exempt Cash Portfolio	Current Yield	Effective Yield
As of 10/31/10	0.03%	0.03%

The Tax-Exempt Cash Portfolio has underperformed iMoneyNet’s National Retail Tax-Free Averagetm over the past fiscal year because of its defensive position which included a short average maturity. During longer periods, the Portfolio has consistently outperformed the index. Money market instruments experienced record lows during the 2009 and 2010 fiscal years resulting in some time periods when the Portfolio yielded 0%.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet’s National Retail Tax-Free Averagetm1
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Barclays Capital	Morningstar
		U.S. Aggregate	Intermediate-Term
Core Fixed Income Portfolio		Bond Index	Bond Average
Year ended 10/31/10	7.01%	8.01%	9.57%
Five Years ended 10/31/10	6.34%	6.45%	5.34%
Ten Years ended 10/31/10	6.21%	6.38%	5.51%
Inception (11/17/88) through 10/31/10[1]	7.05%	7.36%	6.56%

The Core Fixed Income Portfolio returned 7.01% for the fiscal year ended October 31, 2010. The benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned 8.01% for the year and the Portfolio’s peer group, the Morningstar Intermediate-Term Bond Average, returned 9.57% for the year. The Portfolio’s under-performance versus the Barclays Capital U.S. Aggregate Bond Index and its peer group can be attributed to the Portfolio’s higher credit bias and lower risk themes. The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. The Portfolio seeks to maintain a duration target which is similar to its benchmark. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.57%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Barclays Capital U.S. Aggregate Bond Index and
Morningstar Intermediate-Term Bond Average
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Barclay’s Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Return After Taxes on			Morningstar
	Return		Distributions and		Large
	Before		Sales	S&P 500	Growth
Strategic Equity Portfolio	Taxes	Distributions	of Fund Shares	Index	Average
Year ended 10/31/10	15.15%	15.05%	9.98%	16.54%	18.06%
Five Years ended 10/31/10	2.31%	1.86%	1.99%	1.74%	1.83%
Ten Years ended 10/31/10	-0.29%	-0.71%	-0.34%	-0.02%	-2.57%
Inception (07/20/89) through 10/31/10[1]	7.55%	6.23%	6.14%	8.38%	7.12%

The Strategic Equity Portfolio invests in common stocks of companies we believe are well-managed and have durable business models that can be purchased at attractive valuations. In order to identify stocks that meet these criteria, the Portfolio combines our proprietary quantitative screening methodology with the prospective insight of our fundamental research analysts. For the fiscal year ended October 31, 2010 the Portfolio posted a return before taxes of 15.15% versus an S&P 500 Index return of 16.54%. In the fiscal year, the Portfolio consistently applied its investment philosophy which negatively impacted performance as companies with below average profitability metrics and business models with high fixed costs (operating leverage) outperformed companies we perceived as being well-managed. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index
and Morningstar Large Growth Average
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
				Morningstar
Small Cap Equity Portfolio -		Russell 2000	S&P 500	Small
Advisor Class		Index	Index	Blend Average
Year ended 10/31/10	25.78%	26.58%	16.54%	25.10%
Five Years ended 10/31/10	3.52%	3.07%	1.74%	2.27%
Ten Years ended 10/31/10	7.21%	4.89%	-0.02%	5.58%
Inception (03/01/91) through 10/31/10[1]	9.85%	9.29%	8.24%	10.02%
Small Cap Equity Portfolio -
Institutional Class
Year ended 10/31/10	26.12%	26.58%	16.54%	25.10%
Five Years ended 10/31/10	3.83%	3.07%	1.74%	2.27%
Ten Years ended 10/31/10	7.48%	4.89%	-0.02%	5.58%
Inception (01/02/98) through 10/31/10[2]	10.02%	9.29%	8.24%	10.02%

For the fiscal year ended October 31, 2010, the Small Cap Equity Portfolio Advisor Class returned 25.78% and the Small Cap Equity Portfolio Institutional Class returned 26.12%, compared to the Russell 2000 Index return of 26.58% and the Morningstar Small Blend Average return of 25.10%. Small cap equities experienced a strong year of performance as investors increased their exposure to riskier assets. Real estate and basic industry – related companies were the strongest relative performing sectors for the Portfolio. The Portfolio’s technology, health care and financial-related companies negatively impacted the relative performance offsetting the aforementioned strength. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.94% and 0.74% for the Advisor shares and the Institutional shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. S&P 500 Index,
Russell 2000 Index and Morningstar Small Blend Average*
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the Advisor Class inception period beginning February 28, 1991 for the Russell 2000 Index and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/10. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
				Morningstar
		Russell 1000	S&P 500	Large Value
Large Cap Value Portfolio		Value Index	Index	Average
Year ended 10/31/10	19.14%	15.71%	16.54%	13.96%
Five Years ended 10/31/10	2.63%	0.62%	1.74%	0.56%
Ten Years ended 10/31/10	3.90%	2.64%	-0.02%	1.71%
Inception (01/04/93) through 10/31/10[1]	8.34%	8.79%	7.82%	7.11%

For the year ended October 31, 2010, the Large Cap Value Portfolio returned 19.14%, ahead of its benchmark, the Russell 1000 Value, which returned 15.71%. As the market rebounded this year, the Portfolio did well due to its cyclical exposure. Cyclical stocks were in favor as economic prospects improved. In such an environment, the Portfolio’s holdings in Consumer Staples, Telephones, and Utilities underperformed. However, strong results in Energy, Industrials, and Technology, which were more heavily represented, produced the Portfolio’s strong relative performance. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.97%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs. S&P 500 Index,
Russell 1000 Value Index and
Morningstar Large Value Average
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
International Portfolio		Index	Value Average
Year ended 10/31/10	10.88%	8.36%	9.52%
Five Years ended 10/31/10	2.82%	3.31%	2.71%
Ten Years ended 10/31/10	4.59%	3.17%	4.41%
Inception (11/17/88) through 10/31/10[1]	7.98%	4.53%	7.24%

The International Portfolio outperformed the Morgan Stanley EAFE index over the past twelve months. Security selection, on both a country and sector basis, was the primary factor attributing to the solid performance. Stock selection was particularly strong in Japan, UK, Germany, Italy, and select emerging markets. Looking at sectors, stock picking was strong in Industrials, Financials, and Energy. Oil services, regional banks, and industrial machinery stocks produced positive results from an industry perspective. Underperformance during the credit crisis of 2007/2008 has resulted in five-year comparisons versus the Index to be less favorable. Over longer periods, favorable security selection and portfolio positioning have been the primary drivers for the enhanced comparative results versus the Index. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 1.13%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. Morgan Stanley EAFE Index
and Morningstar Foreign Large Value Average
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
Philadelphia International Fund		Index	Value Average
Year ended 10/31/10	10.48%	8.36%	9.52%
Five Years ended 10/31/10	2.09%	3.31%	2.71%
Ten Years ended 10/31/10	3.58%	3.17%	4.41%
Inception (08/01/92) through 10/31/10[1]	6.82%	6.35%	7.09%

During the past fiscal year, international equity markets continued to rise due to lower risk aversion and brighter economic forecasts following the credit crisis coupled with a weakening of the US Dollar. The Philadelphia International Fund participated in the rally and outperformed the Morgan Stanley EAFE Index. Security selection within the Japanese, UK, Italian, and German markets were the largest factors attributing to the solid relative returns. In addition, stock selection within the Industrials, Financial, and Energy sectors were particularly strong for the period. Structurally, the Portfolio’s overweight in select emerging markets proved beneficial to returns relative to the Index. Poor medium-term performance occurring during the credit crisis of 2007/2008 has caused the Portfolio to underperform the Index for the five-year period. However, favorable security selection and portfolio positioning were primarily responsible for the enhanced comparative results versus the Index over longer periods. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.92%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Philadelphia International Fund vs. Morgan Stanley EAFE Index and
Morningstar Foreign Large Value Average
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning July 31, 1992.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Return After Taxes on		Russell		Morningstar
	Return		Distributions	2000	S&P SmallCap	Small
	Before		and Sale of	Growth	600 Growth	Growth
U.S. Emerging Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Index	Average
Year ended 10/31/10	28.54%	28.50%	18.60%	28.67%	28.08%	26.79%
Five Years ended 10/31/10	0.83%	0.63%	0.73%	3.99%	3.59%	2.33%
Ten Years ended 10/31/10	-3.46%	-3.56%	-2.85%	1.15%	7.38%	0.90%
Inception (12/29/99) through 10/31/10[1]	-3.92%	-4.01%	-3.21%	0.18%	6.55%	1.34%

Since its inception on December 29, 1999, the U.S. Emerging Growth Portfolio’s return before taxes has underperformed the Russell 2000 Growth Index and the Morningstar Small Growth Average by 4.10% and 5.26%, respectively, on an annualized basis. Beginning in December 2009, the Portfolio has been benchmarked to the sector weightings of the S&P SmallCap 600 Growth Index. For the fiscal year ended October 31, 2010, the Portfolio’s return before taxes outperformed the S&P SmallCap 600 Growth Index by +.46% and the Morningstar Small Growth Average by +1.75%. The performance benefited from the multifactor ranking models which biased the Portfolio toward stocks with cheaper valuations and greater profitability relative to the S&P 600 Growth Index. In the past year, the Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the health care, information technology and consumer discretionary sectors. The Portfolio had negative relative performance from stock selection in the industrials, energy and consumer staples sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 1.00%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000
Invested in U.S. Emerging Growth Portfolio vs.
Russell 2000 Growth Index, S&P SmallCap 600 Growth Index
and Morningstar Small
Growth Average 10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999. The Portfolio has changed its primary benchmark index to the S&P SmallCap 600 Growth Index because the investment adviser believes this index has characteristics more similar to the Portfolio’s investment style than the Russell 2000 Growth Index.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Return After Taxes on
	Return		Distributions		Morningstar
	Before		and Sale of	Russell 1000	Large Blend
Large Cap 100 Portfolio	Taxes	Distributions	Fund Shares	Index	Average
Year ended 10/31/10	18.81%	18.67%	12.40%	17.66%	15.63%
Five Years ended 10/31/10	2.23%	1.95%	1.91%	1.99%	1.43%
Inception (2/27/04) through 10/31/10[1]	3.79%	3.53%	3.26%	2.98%	2.33%

Since its inception on February 27, 2004, the Large Cap 100 Portfolio’s return before taxes has outperformed the Russell 1000 Index and Morningstar Large Blend Average by +.81% and +1.46%, respectively, on an annualized basis. For the fiscal year ended October 31, 2010, the Portfolio’s return before taxes outperformed the Russell 1000 benchmark index by +1.15% and outperformed the Morningstar Large Blend Average by +3.18%. In the past year, the performance has benefited from the multifactor ranking models which biased the Portfolio toward stocks with cheaper valuations, more attractive fundamentals, earnings momentum and lower market capitalizations relative to the Russell 1000 Index. The Portfolio had positive relative stock performance in six of ten sectors. The most favorable contributions from stock selection came in the consumer staples, energy, financials and materials sectors. The Portfolio had negative relative performance from stock selection in the consumer discretionary and industrial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap 100 Portfolio vs. Russell 1000 Index and
Morningstar Large Blend Average
2/27/04 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004. The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Return After Taxes on		Russell
	Return		Distributions	1000	Morningstar
	Before		and Sale of	Growth	Large
Large Cap Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Average
Year ended 10/31/10	26.11%	26.04%	17.06%	19.65%	18.06%
Five Years ended 10/31/10	3.32%	3.11%	2.85%	3.21%	1.83%
Inception (2/27/04) through 10/31/10[1]	4.19%	4.04%	3.62%	3.12%	2.42%

Since its inception on February 27, 2004, the Large Cap Growth Portfolio’s return before taxes has outperformed the Russell 1000 Growth Index and the Morningstar Large Growth Average by +1.07% and +1.77%, respectively, on an annualized basis. For the fiscal year ended October 31, 2010, the Portfolio’s return before taxes outperformed the Russell 1000 Growth benchmark index by +6.46% and outperformed the Morningstar Large Growth Average by +8.05%. In the past year, the performance has benefited from the multifactor ranking models which biased the Portfolio toward stocks with cheaper valuations, more attractive fundamentals, positive technicals and lower market capitalizations relative to the Russell 1000 Growth Index. The Portfolio had positive relative stock performance in six of ten sectors. The most favorable contributions from stock selection came in the information technology, health care, consumer staples and energy sectors. The Portfolio had negative relative performance from stock selection in the consumer discretionary and industrial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.90%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Growth Portfolio vs. Russell 1000 Growth Index
and Morningstar Large Growth Average
2/27/04 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Merrill Lynch		Morningstar
		3 Month	Russell 3000	Long/Short
Long/Short Portfolio		Treasury Bill Index	Index	Average
Year ended 10/31/10	3.68%	0.12%	18.34%	4.31%
Inception (09/29/06) through 10/31/10[1]	-3.02%	2.10%	-0.33%	-0.49%

Since its inception on September 29, 2006, the Long/Short Portfolio has underperformed the Merrill Lynch 3-Month Treasury Bill Index and Morningstar Long/Short Average by 5.12% and 2.53%, respectively. For the fiscal year ended October 31, 2010, the Portfolio outperformed the Merrill Lynch 3-Month Treasury Bill Index by 3.56% and underperformed the Morningstar Long/Short Average by .63%. In the past year, the performance benefited from the multifactor ranking models which biased the Portfolio’s long positions towards stocks with cheaper valuations and more attractive fundamentals. The long positions in the Portfolio outperformed the Russell 3000 Index. However, the Portfolio was negatively impacted by the short positions which also had higher returns than the index. The performance of the short positions was impacted by their relatively smaller market capitalizations which outperformed larger companies during the past year. Overall, the Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the health care, financials and consumer staples sectors. The Portfolio had negative relative performance from stock selection in the industrials, energy and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 2.49%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Long/Short Portfolio vs. Merrill Lynch
3 Month Treasury Bill Index, Russell 3000 Index and
Morningstar Long/Short Average
9/29/06 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000 Index and October 1, 2006 for Morningstar Long/Short Average.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Total Market Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
			Morningstar
		Russell 3000	Large
Total Market Portfolio		Index	Blend Average
Year ended 10/31/10	19.20%	18.34%	15.63%
Inception (12/21/06) through 10/31/10[1]	-4.22%	-2.08%	-2.58%

Since its inception on December 21, 2006, the Total Market Portfolio has underperformed the Russell 3000 Index by 2.14% and the Morningstar Large Blend Average by 1.64%, respectively, on an annualized basis. For the fiscal year ended October 31, 2010, the Portfolio outperformed the Russell 3000 Index by .86% and the Morningstar Large Blend Average by 3.57%. The performance benefited from the multifactor ranking models which biased the Portfolio’s long positions towards stocks with cheaper valuations, more attractive fundamentals and lower market capitalizations relative to the Russell 3000 Index. Over the past year, the Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the information technology, health care and energy sectors. Overall, the Portfolio had negative relative performance from stock selection in the industrial, consumer staples and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 2.32%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Total Market Portfolio vs. Russell 3000 Index and
Morningstar Large Blend Average
12/21/06 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000 Index and January 1, 2007 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
			CBOE S&P 500
		S&P 500	Buy-Write
Secured Options Portfolio		Index	Index
Inception (6/30/10) through 10/31/10	15.50%	15.53%	11.76%

For the period since inception on June 30, 2010 through October 31, 2010, the Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 15.50% while its benchmark, the CBOE S&P 500 Buy-Write Index, returned 11.76% and the S&P 500 Index returned 15.53%. The Portfolio’s outperformance relative to the CBOE S&P 500 Buy-Write Index was caused primarily by the Portfolio’s ability to sell options at a better strike price than the options selected by the Index. For the period, the put options helped to increase the Portfolio’s performance, while the call options generally helped to reduce share price volatility by approximately one-third as compared to the S&P 500 Index, but limited the Portfolio’s upside performance relative to the S&P 500 Index. The Portfolio’s gross annual operating expense ratio, as stated in the June 30, 2010 Prospectus, is 0.99%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio vs. S&P 500 Index and
CBOE S&P 500 Buy-Write Index
6/30/10 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Morningstar	Barclays Capital
		Muni National	Municipal 1-10
Muni Intermediate Portfolio		Short Average	Year Blend Index
Year ended 10/31/10	4.85%	3.39%	6.29%
Five Years ended 10/31/10	4.35%	3.04%	5.18%
Ten Years ended 10/31/10	4.41%	3.11%	5.02%
Inception (06/05/92) through 10/31/10	4.77%	3.66%	N/A *

Muni Intermediate Portfolio underperformed the Barclays Capital Municipal 1-10 Year Blend Index over the past fiscal year as it continued to maintain a defensive structure. The Portfolio continued to strive to be consistent with the Portfolio’s goals of principal preservation and high current tax-exempt interest income. This was accomplished through the Portfolio maintaining a duration shorter than its stated benchmarks. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.31%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Morningstar Muni National Short Average
and Barclays Capital Municipal 1-10 Year Blend Index
10/31/00 through 10/31/10

*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns.

The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2010

Average Annual Total Return
		Morningstar
		Muni Single-State	Barclays Capital
		Intermediate	Municipal 1-10
New Jersey Muni Portfolio		Average	Year Blend Index
Year ended 10/31/10	5.17%	6.33%	6.29%
Five Years ended 10/31/10	4.33%	3.95%	5.18%
Ten Years Ended 10/31/10	4.44%	4.27%	5.02%
Inception (11/01/93) through 10/31/10[1]	4.43%	N/A	5.04%

New Jersey Muni Portfolio underperformed both of its listed benchmarks over the past fiscal year as interest rates trended downward throughout the year. The Portfolio maintained a duration shorter than its stated benchmarks so as to be consistent with the goals of principal preservation and high current tax-exempt interest income. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2010 Prospectus, is 0.37%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
New Jersey Muni Portfolio vs.
Morningstar Muni Single-State Intermediate Average
and Barclays Capital Municipal 1-10 Year Blend Index
10/31/00 through 10/31/10

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns.

[1]	Benchmark returns are for the period beginning October 31, 1993.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.

iMoneyNet’s Government All Average™ is comprised of money market funds investing in U.S. treasury securities and government agency obligations.

iMoneyNet’s National Retail Tax-Free Average™ is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax.

Merrill Lynch 3 Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation.

Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation.

Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 2000 Index with greater than average growth orientation.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.

Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries. Morningstar recently changed the categorization of the Strategic Equity Portfolio to the Large Growth Category. Previously, the Portfolio was included in the Morningstar Large Blend Category.

Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)

Morningstar Muni National Short Average invests in bonds issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Muni Single-State Intermediate Average invests in bonds issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Current Yield:  also referred to as the “SEC Yield,” refers to the income generated by an investment in the Portfolio over a 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Cash flow:  measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Total return:  consists of price appreciation/depreciation and income as a percentage of the original investment.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2010)	(October 31, 2010)	Ratio	October 31, 2010)

Government Cash Portfolio
Actual	$1,000.00	$1,000.10	0.23%	$1.16
Hypothetical (5% return less expenses)	1,000.00	1,024.00	0.23	1.17
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.10	0.22	1.11
Hypothetical (5% return less expenses)	1,000.00	1,024.10	0.22	1.12

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2010)	(October 31, 2010)	Ratio	October 31, 2010)

Core Fixed Income Portfolio
Actual	$1,000.00	$1,048.20	0.58%	$2.99
Hypothetical (5% return less expenses)	1,000.00	1,022.30	0.58	2.96
Strategic Equity Portfolio
Actual	1,000.00	994.30	0.89	4.47
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,003.40	0.97	4.90
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.97	4.94
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,005.30	0.77	3.89
Hypothetical (5% return less expenses)	1,000.00	1,021.30	0.77	3.92
Large Cap Value Portfolio
Actual	1,000.00	961.40	0.97	4.80
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.97	4.94
International Portfolio
Actual	1,000.00	1,081.40	1.13	5.93
Hypothetical (5% return less expenses)	1,000.00	1,019.50	1.13	5.75
Philadelphia International Fund
Actual	1,000.00	1,077.70	0.93	4.87
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.93	4.74
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,027.20	1.02	5.21
Hypothetical (5% return less expenses)	1,000.00	1,020.10	1.02	5.19
Large Cap 100 Portfolio
Actual	1,000.00	1,019.10	0.90	4.58
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.90	4.58
Large Cap Growth Portfolio
Actual	1,000.00	1,047.90	0.91	4.70
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.91	4.63
Long/Short Portfolio
Actual	1,000.00	1,009.60	1.25	6.33
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.25	6.36

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2010)	(October 31, 2010)	Ratio	October 31, 2010)

Total Market Portfolio
Actual	$1,000.00	$1,026.00	1.22%	$6.23
Hypothetical (5% return less expenses)	1,000.00	1,019.10	1.22	6.21
Secured Options Portfolio**
Actual	1,000.00	1,155.00	1.02	3.70
Hypothetical (5% return less expenses)	1,000.00	1,013.40	1.02	3.46

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).
**	The Portfolio commenced operations on June 30, 2010. Expenses are calculated using the Portfolios annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (123 days) (the Portfolio began accruing expenses on July 1, 2010), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2010)	(October 31, 2010)	Ratio	October 31, 2010)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,026.30	0.28%	$1.43
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.28	1.43

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2010)	(October 31, 2010)	Ratio	October 31, 2010)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,030.10	0.32%	$1.64
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.32	1.63

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2010

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$406,957,783	$550,635,386	$437,313,548
Repurchase agreements at value	314,544,000	—	1,855,232

Total investments	721,501,783	550,635,386	439,168,780

Cash	343	196,218	—
Receivable from Investment Advisor	—	898	—
Receivable for fund shares sold	—	—	268,671
Interest receivable	1,667,411	257,980	3,795,586
Prepaid expenses	28,761	24,747	17,327

Total assets	723,198,298	551,115,229	443,250,364

Liabilities:
Obligation to return securities lending collateral	56,433,038	—	46,092,765
Payable for fund shares redeemed	—	—	10,034
Dividend payable	10,580	7,490	—
Payable for Investment Advisory fees	—	—	119,623
Payable for Directors’ fees	18,568	16,669	11,944
Accrued expenses	247,952	208,106	132,330

Total liabilities	56,710,138	232,265	46,366,696

Net Assets	$666,488,160	$550,882,964	$396,883,668

Net Assets consist of:
Par value ($0.001 of shares outstanding)	666,414	551,093	34,020
Paid-in capital in excess of par value	665,747,366	550,331,466	367,374,732
Undistributed net investment income	74,425	1,205	1,045,945
Accumulated net realized loss from investment transactions	(45)	(800)	(779,041)
Net unrealized appreciation on investments	—	—	29,208,012

Total Net Assets	666,488,160	550,882,964	396,883,668

Shares Outstanding[3]	666,413,879	551,092,598	34,020,083

Net Asset Value Per Share	$1.00	$1.00	$11.67

[1] Investment at cost	$721,501,783	$550,635,386	$409,960,768
[2] Market value of securities on loan	$55,296,287	—	$45,168,041
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2010

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$159,600,144	$146,800,950	$49,314,177
Repurchase agreements at value	53,291	3,418,737	356,075

Total investments	159,653,435	150,219,687	49,670,252

Receivable for securities sold	905,999	3,494,651	944,730
Receivable for fund shares sold	59,258	73,500	82,080
Dividends receivable	128,449	26,313	34,284
Interest receivable	99	23,133	414
Prepaid expenses	6,674	5,441	1,973

Total assets	160,753,914	153,842,725	50,733,733

Liabilities:
Payable for securities purchased	383,487	4,052,989	1,047,149
Obligation to return securities lending collateral	2,846,900	20,757,583	2,153,875
Payable for fund shares redeemed	154,465	84,159	5,197
Payable for Investment Advisory fees	72,096	58,606	21,883
Payable for Directors’ fees	4,363	3,475	1,293
Accrued expenses	65,423	56,650	20,504

Total liabilities	3,526,734	25,013,462	3,249,901

Net Assets	$157,227,180	$128,829,263	$47,483,832

Net Assets consist of:
Par value ($0.001 of shares outstanding)	9,590	8,763	5,091
Paid-in capital in excess of par value	141,754,984	123,312,112	46,622,047
Undistributed net investment income	20,242	—	4,632
Accumulated net realized loss from investment transactions	(11,991,404)	(18,902,900)	(4,159,836)
Net unrealized appreciation on investments	27,433,768	24,411,288	5,011,898

Total Net Assets	157,227,180	128,829,263	47,483,832

Shares Outstanding[3]	9,589,503	8,762,656	5,091,161

Net Asset Value Per Share	$16.40	—	$9.33

Advisor Class — based on net assets of $128,827,908 and shares outstanding of 8,762,566 (100,000,000 authorized shares)	—	14.70	—

Institutional Class — based on net assets of $1,355 and shares outstanding of 89.630 (35,000,000 authorized shares)[4]	—	15.12	—

[1] Investment at cost	$132,219,667	$125,841,101	$44,658,354
[2] Market value of securities on loan	$2,789,276	$20,222,338	$2,099,613
[3] Authorized shares	75,000,000	135,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on October 31, 2010.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2010

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$392,443,821	$107,562,615	$22,158,063
Repurchase agreements at value	7,133,110	4,487,655	82,739

Total investments	399,576,931	112,050,270	22,240,802

Foreign currency, at value (Note 1)[3]	31,355	8,245	—
Receivable for spot foreign currency contracts sold	332,367	2,130,573	—
Receivable for fund shares sold	53,289	55,263	—
Dividends receivable	1,051,012	276,422	4,810
Interest receivable	18,893	4,459	1,934
Foreign tax reclaims receivable	477,991	200,740	—
Prepaid expenses	17,320	4,686	884

Total assets	401,559,158	114,730,658	22,248,430

Liabilities:
Payable for securities purchased	387,147	2,141,183	—
Payable for spot foreign currency contracts purchased	331,268	2,116,405	—
Obligation to return securities lending collateral	11,322,814	4,135,154	4,585,895
Payable for fund shares redeemed	237,727	43,045	—
Payable for Investment Advisory fees	245,811	66,420	8,128
Payable for Directors’ fees	10,807	2,824	525
Accrued expenses	180,934	36,254	10,540

Total liabilities	12,716,508	8,541,285	4,605,088

Net Assets	$388,842,650	$106,189,373	$17,643,342

Net Assets consist of:
Par value ($0.001 of shares outstanding)	29,110	8,822	2,920
Paid-in capital in excess of par value	425,555,815	181,666,549	22,499,893
Undistributed net investment income	292,042	116,242	—
Accumulated net realized loss from investment transactions	(107,267,242)	(92,739,761)	(8,696,349)
Net unrealized appreciation on investments	70,172,357	17,123,234	3,836,878
Net unrealized appreciation on foreign currencies	60,568	14,287	—

Total Net Assets	388,842,650	106,189,373	17,643,342

Shares Outstanding[4]	29,110,069	8,822,480	2,919,997

Net Asset Value Per Share	$13.36	$12.04	$6.04

[1] Investment at cost	$329,404,574	$94,927,036	$18,403,924
[2] Market value of securities on loan	$10,760,950	$3,931,804	$4,462,660
[3] Foreign currency cost	$31,135	$8,187	—
[4] Authorized shares	115,000,000	70,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2010

	Large	Large
	Cap	Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$86,256,720	$49,737,182	$14,362,572
Repurchase agreements at value	179,345	311,960	485,646

Total investments	86,436,065	50,049,142	14,848,218

Receivable from Investment Advisor	—	—	3,894
Receivable for fund shares sold	14,417	22,231	—
Dividends receivable	71,752	22,512	8,874
Interest receivable	12	—	742
Cash collateral on deposit at broker (Note 1)	—	—	6,861,945
Prepaid expenses	3,872	2,131	1,024

Total assets	86,526,118	50,096,016	21,724,697

Liabilities:
Obligation to return securities lending collateral	—	—	3,626,047
Payable for fund shares redeemed	16,000	9,000	—
Dividend payable on securities sold short	—	—	3,209
Payable for securities sold short, at value[3]	—	—	6,731,474
Payable for Investment Advisory fees	39,821	22,714	13,353
Payable for Directors’ fees	2,470	1,413	432
Accrued expenses	39,625	22,699	5,995

Total liabilities	97,916	55,826	10,380,510

Net Assets	$86,428,202	$50,040,190	$11,344,187

Net Assets consist of:
Par value ($0.001 of shares outstanding)	7,520	4,064	1,343
Paid-in capital in excess of par value	95,673,504	52,766,536	19,634,996
Undistributed (distributions in excess of) net investment income	14,124	—	(28,301)
Accumulated net realized loss from investment transactions	(25,540,832)	(12,094,975)	(9,928,680)
Net unrealized appreciation on investments	16,273,886	9,364,565	1,444,472
Net unrealized appreciation on securities sold short	—	—	220,357

Total Net Assets	86,428,202	50,040,190	11,344,187

Shares Outstanding[4]	7,519,865	4,064,347	1,343,030

Net Asset Value Per Share	$11.49	$12.31	$8.45

[1] Investment at cost	$70,162,179	$40,684,577	$13,403,746
[2] Market value of securities on loan	—	—	$3,534,801
[3] Proceeds from securities sold short	—	—	$6,951,831
[4] Authorized shares	20,000,000	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2010

	Total	Secured
	Market	Options
	Portfolio	Portfolio[6]
Assets:
Investments[1]:
Investments at value[2]	$44,814,164	$1,777,950
Repurchase agreements at value	384,905	993,605

Total investments	45,199,069	2,771,555

Receivable from Investment Advisor	10,154	—
Receivable for securities sold	—	1,144,069
Receivable for fund shares sold	31,533	49,657,733
Dividends receivable	35,919	—
Interest receivable	273	1
Cash collateral on deposit at broker (Note 1)	—	61,774,300
Initial offering fee	—	30,444
Prepaid expenses	1,379	—

Total assets	45,278,327	115,378,102

Liabilities:
Obligation to return securities lending collateral	1,591,001	—
Options written, at value[3]	—	2,454,035
Dividend payable on securities sold short	7,140	—
Payable for securities sold short, at value[4]	9,174,220	—
Payable for Investment Advisory fees	34,811	25,974
Payable for Directors’ fees	960	1,113
Accrued expenses	18,739	21,421

Total liabilities	10,826,871	2,502,543

Net Assets	$34,451,456	$112,875,559

Net Assets consist of:
Par value ($0.001 of shares outstanding)	4,123	9,777
Paid-in capital in excess of par value	42,886,579	108,436,711
Distributions in excess of net investment income	(30,581)	(39,753)
Accumulated net realized gain (loss) from investment transactions	(15,056,263)	3,762,502
Net unrealized appreciation on investments	6,802,473	216,608
Net unrealized appreciation on options written	—	489,714
Net unrealized appreciation (depreciation) on securities sold short	(154,875)	—

Total Net Assets	34,451,456	112,875,559

Shares Outstanding	4,123,147	9,776,592

Net Asset Value Per Share	$8.36	$11.55

[1] Investment at cost	$38,397,478	$2,554,947
[2] Market value of securities on loan	$1,552,892	—
[3] Premiums received from options written	—	$2,943,749
[4] Proceeds from securities sold short	$9,019,345	—
[5] Authorized shares	20,000,000	20,000,000
[6] The Secured Options Portfolio commenced operations on June 30, 2010.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2010

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$1,887,341	$1,376,391	$15,097,150
Income from security lending	49,101	—	52,279

Total investment income	1,936,442	1,376,391	15,149,429

Expenses:
Management fees	—	—	1,335,649
Administration, transfer agent and custody fees	393,361	340,254	243,123
Professional fees	241,944	192,992	120,420
Shareholder report expenses	8,569	12,415	10,547
Shareholder servicing fees	685,969	598,060	381,617
Directors’ fees and expenses	92,351	86,778	50,529
Registration and filing fees	1,723	2,161	4,957
Other expenses	95,443	94,178	44,345

Total expenses	1,519,360	1,326,838	2,191,187

Less expenses waived/reimbursed	(1,696)	(76,614)	—

Net expenses	1,517,664	1,250,224	2,191,187

Net investment income	418,778	126,167	12,958,242

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(45)	(800)	(513,878)

Net change in unrealized gain of:
Investments	—	—	13,515,646

Net realized and unrealized gain (loss)	(45)	(800)	13,001,768

Net increase in net assets resulting from operations	$418,733	$125,367	$25,960,010

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2010

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$2,211,812	$939,387	$647,948
Interest	50	165	36
Income from security lending	2,272	238,163	4,156

Total investment income	2,214,134	1,177,715	652,140

Expenses:
Management fees	808,943	647,144	225,845
Administration, transfer agent and custody fees	91,636	81,409	37,140
Professional fees	49,605	39,411	14,580
Shareholder report expenses	6,966	6,572	1,492
Shareholder servicing fees (Advisor Class)	294,161	294,153	82,131
Shareholder servicing fees (Institutional Class)	—	1	—
Directors’ fees and expenses	18,768	15,077	5,318
Registration and filing fees	5,551	32,450	19,509
Other expenses	17,569	11,385	4,650

Total expenses	1,293,199	1,127,602	390,665

Net investment income	920,935	50,113	261,475

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	3,367,099	8,766,883	5,074,957

Net change in unrealized gain of:
Investments	16,191,276	17,682,709	1,746,098

Net realized and unrealized gain	19,558,375	26,449,592	6,821,055

Net increase in net assets resulting from operations	$20,479,310	$26,499,705	$7,082,530

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2010

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Investment income:
Dividends[1]	$13,285,237	$3,509,188	$173,505
Interest	435	122	6
Income from security lending	468,435	115,417	11,983

Total investment income	13,754,107	3,624,727	185,494

Expenses:
Management fees	2,900,325	772,641	107,850
Administration, transfer agent and custody fees	230,343	100,725	21,564
Professional fees	132,049	32,869	7,086
Shareholder report expenses	19,169	6,688	988
Shareholder servicing fees	966,750	—	49,023
Directors’ fees and expenses	50,050	13,308	2,601
Registration and filing fees	7,626	15,750	4,816
Other expenses	50,836	13,388	3,067

Total expenses	4,357,148	955,369	196,995

Net investment income (loss)	9,396,959	2,669,358	(11,501)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	25,822,401	4,911,032	2,882,733
Foreign currency transactions	(332,015)	(128,030)	—

Net realized gain	25,490,386	4,783,002	2,882,733

Net change in unrealized gain of:
Investments	2,771,626	2,149,066	2,124,765
Foreign currency translation	36,327	5,624	—

Net change in unrealized gain	2,807,953	2,154,690	2,124,765

Net realized and unrealized gain	28,298,339	6,937,692	5,007,498

Net increase in net assets resulting from operations	$37,695,298	$9,607,050	$4,995,997

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $1,270,539 and $357,155, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2010

	Large	Large
	Cap	Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$1,543,215	$630,889	$263,395
Interest	14	18	61
Income from security lending	4,139	—	15,596

Total investment income	1,547,368	630,907	279,052

Expenses:
Management fees	494,454	270,996	180,556
Administration, transfer agent and custody fees	61,225	36,686	18,246
Professional fees	30,848	17,437	5,537
Shareholder report expenses	4,492	2,495	1,032
Shareholder servicing fees	179,801	98,544	30,093
Dividends and Interest on securities sold short	—	—	162,227
Directors’ fees and expenses	11,667	6,453	2,242
Registration and filing fees	5,751	4,451	7,259
Other expenses	11,323	6,075	2,374

Total expenses	799,561	443,137	409,566

Less expenses waived/reimbursed	—	—	(59,061)

Net expenses	799,561	443,137	350,505

Net investment income (loss)	747,807	187,770	(71,453)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	5,871,602	7,159,115	3,343,613
Securities sold short	—	—	(12,071)

Net realized gain	5,871,602	7,159,115	3,331,542

Net change in unrealized gain (loss) of:
Investments	8,915,994	3,976,090	(995,392)
Securities sold short	—	—	(1,714,298)

Net change in unrealized gain (loss)	8,915,994	3,976,090	(2,709,690)

Net realized and unrealized gain	14,787,596	11,135,205	621,852

Net increase in net assets resulting from operations	$15,535,403	$11,322,975	$550,399

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2010

	Total	Secured
	Market	Options
	Portfolio	Portfolio[1]
Investment income:
Dividends	$491,542	$9,032
Interest	34	4,256
Income from security lending	2,292	—

Total investment income	493,868	13,288

Expenses:
Management fees	325,085	68,403
Administration, transfer agent and custody fees	26,850	8,846
Professional fees	8,595	5,588
Shareholder report expenses	1,270	617
Shareholder servicing fees	54,181	24,874
Dividends and Interest on securities sold short	108,160	—
Directors’ fees and expenses	3,581	1,345
Initial offering fee	—	15,423
Short positions flex fees	39,880	—
Registration and filing fees	4,659	—
Other expenses	2,609	1,959

Total expenses	574,870	127,055

Less expenses waived/reimbursed	(94,817)	—

Net expenses	480,053	127,055

Net investment income (loss)	13,815	(113,767)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,074,927	92,473
Options written	—	3,744,043
Securities sold short	(433,739)	—

Net realized gain	2,641,188	3,836,516

Net change in unrealized gain (loss) of:
Investments	3,267,083	216,608
Options written	—	489,714
Securities sold short	(1,121,159)	—

Net change in unrealized gain	2,145,924	706,322

Net realized and unrealized gain	4,787,112	4,542,838

Net increase in net assets resulting from operations	$4,800,927	$4,429,071

[1]	The Secured Options Portfolio commenced operations on June 30, 2010.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2010

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$418,778	$126,167	$12,958,242
Net realized loss on:
Investment transactions	(45)	(800)	(513,878)
Net change in unrealized gain of:
Investments	—	—	13,515,646

Net increase in net assets resulting from operations	418,733	125,367	25,960,010
Distributions to shareholders from:
Net investment income	(418,796)	(125,996)	(13,246,821)
Net realized gain on investments	—	—	(2,427,615)
Net increase (decrease) in net assets from capital share transactions	(28,891,423)	(65,234,978)	33,085,299

Net increase (decrease) in net assets	(28,891,486)	(65,235,607)	43,370,873

NET ASSETS:
Beginning of year	695,379,646	616,118,571	353,512,795

End of year	$666,488,160	$550,882,964	$396,883,668

Undistributed net investment income included in net assets at end of year	$74,425	$1,205	$1,045,945

For the Year Ended October 31, 2009
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$5,159,482	$1,877,349	$11,192,431
Net realized gain on:
Investment transactions	422	—	2,926,253
Net change in unrealized gain of:
Investments	—	—	22,823,845

Net increase in net assets resulting from operations	5,159,904	1,877,349	36,942,529
Distributions to shareholders from:
Net investment income	(5,159,376)	(1,877,349)	(11,042,725)
Net increase (decrease) in net assets from capital share transactions	(28,140,511)	(521,037,114)	89,668,680

Net increase (decrease) in net assets	(28,139,983)	(521,037,114)	115,568,484

NET ASSETS:
Beginning of year	723,519,629	1,137,155,685	237,944,311

End of year	$695,379,646	$616,118,571	$353,512,795

Undistributed net investment income included in net assets at end of year	$74,343	$1,034	$1,096,752

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2010

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$920,935	$50,113	$261,475
Net realized gain on:
Investment transactions	3,367,099	8,766,883	5,074,957
Net change in unrealized gain of:
Investments	16,191,276	17,682,709	1,746,098

Net increase in net assets resulting from operations	20,479,310	26,499,705	7,082,530
Distributions to shareholders from:
Net investment income:
Advisor Class	(917,716)	(133,740)	(256,843)
Institutional Class	—	(1)	—
Net increase (decrease) in net assets from capital share transactions	4,927,018	(2,149,119)	4,116,783

Net increase in net assets	24,488,612	24,216,845	10,942,470

NET ASSETS:
Beginning of year	132,738,568	104,612,418	36,541,362

End of year	$157,227,180	$128,829,263	$47,483,832

Undistributed net investment income included in net assets at end of year	$20,242	—	$4,632

For the Year Ended October 31, 2009
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$938,633	$438,929	$533,748
Net realized loss on:
Investment transactions	(12,316,175)	(22,695,957)	(5,285,781)
Net change in unrealized gain of:
Investments	24,182,280	31,212,479	9,236,561

Net increase in net assets resulting from operations	12,804,738	8,955,451	4,484,528
Distributions to shareholders from:
Net investment income:
Advisor Class	(924,809)	(439,885)	(535,385)
Institutional Class	—	(5)	—
Net increase in net assets from capital share transactions	23,154,395	2,647,764	1,500,849

Net increase in net assets	35,034,324	11,163,325	5,449,992

NET ASSETS:
Beginning of year	97,704,244	93,449,093	31,091,370

End of year	$132,738,568	$104,612,418	$36,541,362

Undistributed net investment income included in net assets at end of year	$15,604	$9,870	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2010

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$9,396,959	$2,669,358	$(11,501)
Net realized gain (loss) on:
Investment transactions	25,822,401	4,911,032	2,882,733
Foreign currency transactions	(332,015)	(128,030)	—
Net change in unrealized gain of:
Investments	2,771,626	2,149,066	2,124,765
Foreign currency translation	36,327	5,624	—

Net increase in net assets resulting from operations	37,695,298	9,607,050	4,995,997
Distributions to shareholders from:
Net investment income	(8,825,062)	(2,428,758)	(48,781)
Net decrease in net assets from capital share transactions	(32,872,136)	(10,412,197)	(6,857,741)

Net decrease in net assets	(4,001,900)	(3,233,905)	(1,910,525)

NET ASSETS:
Beginning of year	392,844,550	109,423,278	19,553,867

End of year	$388,842,650	$106,189,373	$17,643,342

Undistributed net investment income included in net assets at end of year	$292,042	$116,242	—

For the Year Ended October 31, 2009
			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$8,653,873	$3,120,457	$28,353
Net realized gain (loss) on:
Investment transactions	(118,161,698)	(95,465,629)	(6,596,602)
Foreign currency transactions	(340,693)	105,594	—
Net change in unrealized gain of:
Investments	219,740,772	116,072,757	7,163,945
Foreign currency translation	8,825	17,811	—

Net increase in net assets resulting from operations	109,901,079	23,850,990	595,696
Distributions to shareholders from:
Net investment income	(8,178,964)	(2,842,529)	—
Net realized gain on investments	—	(15,877,104)	—
Net decrease in net assets from capital share transactions	(64,022,206)	(78,523,118)	(3,944,828)

Net increase (decrease) in net assets	37,699,909	(73,391,761)	(3,349,132)

NET ASSETS:
Beginning of year	355,144,641	182,815,039	22,902,999

End of year	$392,844,550	$109,423,278	$19,553,867

Undistributed net investment income included in net assets at end of year	$52,161	$3,673	$9,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2010

	Large Cap	Large Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$747,807	$187,770	$(71,453)
Net realized gain (loss) on:
Investment transactions	5,871,602	7,159,115	3,343,613
Securities sold short	—	—	(12,071)
Net change in unrealized gain (loss) of:
Investments	8,915,994	3,976,090	(995,392)
Securities sold short	—	—	(1,714,298)

Net increase in net assets resulting from operations	15,535,403	11,322,975	550,399
Distributions to shareholders from:
Net investment income	(733,683)	(192,354)	—
Net decrease in net assets from capital share transactions	(20,167,920)	(5,272,108)	(6,821,241)

Net increase (decrease) in net assets	(5,366,200)	5,858,513	(6,270,842)

NET ASSETS:
Beginning of year	91,794,402	44,181,677	17,615,029

End of year	$86,428,202	$50,040,190	$11,344,187

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$14,124	$—	$(28,301)

For the Year Ended October 31, 2009
	Large Cap	Large Cap
	100	Growth	Long/Short
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,026,301	$189,234	$(110,199)
Net realized gain (loss) on:
Investment transactions	(22,768,643)	(14,541,691)	(10,757,702)
Securities sold short	—	—	5,593,415
Net change in unrealized gain (loss) of:
Investments	33,695,303	19,342,862	11,676,629
Securities sold short	—	—	(7,213,425)

Net increase (decrease) in net assets resulting from operations	11,952,961	4,990,405	(811,282)
Distributions to shareholders from:
Net investment income	(1,018,658)	(199,023)	—
Net decrease in net assets from capital share transactions	(6,674,261)	(1,923,348)	(16,477,425)

Net increase (decrease) in net assets	4,260,042	2,868,034	(17,288,707)

NET ASSETS:
Beginning of year	87,534,360	41,313,643	34,903,736

End of year	$91,794,402	$44,181,677	$17,615,029

Undistributed (distributions in excess of) net investment income included in net assets at end of year	—	—	$(31,445)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Year Ended October 31, 2010

	Total	Secured
	Market	Options
	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$13,815	$(113,767)
Net realized gain (loss) on:
Investment transactions	3,074,927	3,836,516
Securities sold short	(433,739)	—
Net change in unrealized gain (loss) of:
Investments	3,267,083	216,608
Options Written	—	489,714
Securities sold short	(1,121,159)	—

Net increase in net assets resulting from operations	4,800,927	4,429,071
Distributions to shareholders from:
Net investment income	(23,116)	—
Net increase in net assets from capital share transactions	8,994,944	108,446,488

Net increase in net assets	13,772,755	112,875,559

NET ASSETS:
Beginning of year	20,678,701	—

End of year	$34,451,456	$112,875,559

Distributions in excess of net investment included in net assets at end of year	$(30,581)	$(39,753)

For the Year Ended October 31, 2009
	Total
	Market
	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$55,168
Net realized gain (loss) on:
Investment transactions	(11,681,416)
Securities sold short	847,004
Net change in unrealized gain (loss) of:
Investments	14,104,002
Securities sold short	(1,960,767)

Net increase in net assets resulting from operations	1,363,991
Distributions to shareholders from:
Net investment income	(46,580)
Tax Return of capital	(34,880)
Net decrease in net assets from capital share transactions	(7,934,480)

Net decrease in net assets	(6,651,949)

NET ASSETS:
Beginning of year	27,330,650

End of year	$20,678,701

Distributions in excess of net investment included in net assets at end of year	$(33,975)

 1 The Secured Options Portfolio commenced operations on June 30, 2010.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2010

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$4,800,927
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(46,740,433)
Investments sold	35,833,308
Purchases to cover securities sold short	(15,787,836)
Securities sold short	17,988,266
(Purchase)/Sale of short term investments, net	(248,833)
(Increase) in Receivable from Investment Advisor	(2,966)
(Increase) in Interest receivable	(273)
(Increase) in Dividends receivable	(26,430)
(Increase) in Prepaid expenses	(1,127)
Increase in Dividends payable for securities sold short	2,524
Increase in Investment Advisory fees	12,679
Increase in Directors fees	311
Increase in Accrued expenses	2,633
Net change in unrealized gain (loss) on investments	(3,267,083)
Net realized gain from investments	(3,074,927)
Net change in unrealized gain (loss) on securities sold short	1,121,159
Net realized loss from securities sold short	433,739

Net cash provided by (used for) operating activities	(8,954,362)

Cash flows from (used in) financing activities
Proceeds from shares sold	16,849,619
Payments on shares redeemed	(7,874,286)
Cash distributions paid	(20,971)

Net cash provided by (used for) financing activities	8,954,362

Net increase (decrease) in cash	—
Cash at beginning of year	—

Cash at end of year	—

Non cash financial activities not included herein consist of reinvestment of distributions of $2,145

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2010[1]	2009	2008[1]	2007	2006

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.007	0.031	0.051	0.046
Net realized gain (loss) on investments	0.000	0.000	(0.001)	0.000	0.000

Total from investment operations	0.001	0.007	0.030	0.051	0.046

Distributions to shareholders from:
Net investment income	(0.001)	(0.007)	(0.030)	(0.051)	(0.046)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	0.65%	3.05%	5.17%	4.68%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$666,488	$695,380	$723,520	$784,655	$651,657
Ratio of operating expenses to average net assets	0.22%	0.25%	0.21%	0.19%	0.19%
Ratio of operating expenses after waiver to average net assets	0.22%	—%	—%	—%	—%
Ratio of net investment income to average net assets	0.06%	0.65%	3.06%	5.05%	4.60%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2010	2009	2008[1]	2007	2006

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.002	0.020	0.034	0.031
Net realized gain on investments	0.000	0.000	0.001	0.000	0.000

Total from investment operations	0.000	0.002	0.021	0.034	0.031

Distributions to shareholders from:
Net investment income	(0.000)[2]	(0.002)	(0.021)	(0.034)	(0.031)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	0.17%	2.09%	3.45%	3.10%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$550,883	$616,119	$1,137,156	$646,665	$705,395
Ratio of operating expenses to average net assets	0.22%	0.25%	0.19%	0.19%	0.19%
Ratio of operating expenses after waiver to average net assets	0.21%	0.24%	—%	—%	—%
Ratio of net investment income to average net assets	0.02%	0.20%	2.03%	3.39%	3.07%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Years Ended October 31,
	2010[1]	2009	2008	2007[1]	2006

Net asset value, beginning of year	$11.37	$10.35	$10.64	$10.62	$10.64

Income from investment operations:
Net investment income	0.39	0.40	0.50	0.48	0.47
Net realized and unrealized gain (loss) on investments	0.38	1.03	(0.29)	0.02	(0.02)

Total from investment operations	0.77	1.43	0.21	0.50	0.45

Distributions to shareholders from:
Net investment income	(0.40)	(0.41)	(0.50)	(0.48)	(0.47)
Net realized capital gains	(0.07)	—	—	—	—

Total distributions	(0.47)	(0.41)	(0.50)	(0.48)	(0.47)

Net asset value, end of year	$11.67	$11.37	$10.35	$10.64	$10.62

Total return	7.01%	13.96%	1.89%	4.87%	4.38%

Net assets, end of year (in 000s)	$396,884	$353,513	$237,944	$205,601	$198,243
Ratio of operating expenses to average net assets	0.57%	0.57%	0.56%	0.56%	0.54%
Ratio of net investment income to average net assets	3.40%	3.67%	4.64%	4.52%	4.42%
Portfolio turnover rate	31%	55%	71%	143%	272%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Years Ended October 31,
	2010	2009	2008	2007[1]	2006[1]

Net asset value, beginning of year	$14.33	$13.20	$20.00	$17.75	$16.95

Income from investment operations:
Net investment income	0.10	0.11	0.10	0.07	0.11
Net realized and unrealized gain (loss) on investments	2.07	1.13	(6.71)	3.04	2.14

Total from investment operations	2.17	1.24	(6.61)	3.11	2.25

Distributions to shareholders from:
Net investment income	(0.10)	(0.11)	(0.10)	(0.09)	(0.11)
Net realized capital gains	—	—	(0.09)	(0.77)	(1.34)

Total distributions	(0.10)	(0.11)	(0.19)	(0.86)	(1.45)

Net asset value, end of year	$16.40	$14.33	$13.20	$20.00	$17.75

Total return	15.15%	9.57%	(33.32)%	17.63%	13.28%

Net assets, end of year (in 000s)	$157,227	$132,739	$97,704	$101,032	$85,492
Ratio of operating expenses to average net assets	0.88%	0.88%	0.86%	0.86%	0.85%
Ratio of net investment income to average net assets	0.63%	0.90%	0.57%	0.39%	0.59%
Portfolio turnover rate	44%	53%	91%	64%	85%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Years Ended October 31,
	2010[1]	2009	2008[1]	2007[1]	2006

Net asset value, beginning of year	$11.70	$10.62	$16.89	$16.63	$16.71

Income from investment operations:
Net investment income (loss)	0.01	0.05	0.05	0.00 [2]	(0.02)
Net realized and unrealized gain (loss) on investments	3.01	1.08	(6.28)	2.61	2.81

Total from investment operations	3.02	1.13	(6.23)	2.61	2.79

Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	(0.04)	—	—
Net realized capital gains	—	—	—	(2.35)	(2.87)

Total distributions	(0.02)	(0.05)	(0.04)	(2.35)	(2.87)

Net asset value, end of year	$14.70	$11.70	$10.62	$16.89	$16.63

Total return	25.78%	10.81%	(36.94)%	15.94%	16.69%

Net assets, end of year (in 000s)	$128,828	$104,611	$93,448	$265,577	$237,250
Ratio of operating expenses to average net assets	0.96%	0.94%	0.94%	0.92%	0.91%
Ratio of net investment income (expenses in excess of income) to average net assets	0.04%	0.50%	0.35%	0.00%[3]	(0.09)%
Portfolio turnover rate[4]	81%	89%	72%	58%	60%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	Amount rounds to less than 0.01% per share.
[4]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Years Ended October 31,
	2010[1]	2009[1]	2008	2007[1]	2006[1]

Net asset value, beginning of year	$12.01	$10.89	$17.29	$16.88	$16.88

Income from investment operations:
Net investment income	0.03	0.07	0.08	0.04	0.04
Net realized and unrealized gain (loss) on investments	3.10	1.10	(6.42)	2.72	2.83

Total from investment operations	3.13	1.17	(6.34)	2.76	2.87

Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	(0.06)	—	—
Net realized capital gains	—	—	—	(2.35)	(2.87)

Total distributions	(0.02)	(0.05)	(0.06)	(2.35)	(2.87)

Net asset value, end of year	$15.12	$12.01	$10.89	$17.29	$16.88

Total return	26.12%	10.91%	(36.77)%	16.65%	16.99%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$1	$1	$1	$2	$1
Ratio of operating expenses to average net assets	0.76%	0.74%	0.74%	0.72%	0.71%
Ratio of net investment income to average net assets	0.31%	0.64%	0.54%	0.21%	0.22%
Portfolio turnover rate[2]	81%	89%	72%	58%	60%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Years Ended October 31,
	2010	2009	2008	2007	2006

Net asset value, beginning of year	$7.88	$7.00	$10.89	$11.02	$10.28

Income from investment operations:
Net investment income	0.06	0.12	0.16	0.17	0.15
Net realized and unrealized gain (loss) on investments	1.45	0.88	(3.89)	1.12	1.26

Total from investment operations	1.51	1.00	(3.73)	1.29	1.41

Distributions to shareholders from:
Net investment income	(0.06)	(0.12)	(0.16)	(0.17)	(0.14)
Net realized capital gains	—	—	(0.00)[1]	(1.25)	(0.53)

Total distributions	(0.06)	(0.12)	(0.16)	(1.42)	(0.67)

Net asset value, end of year	$9.33	$7.88	$7.00	$10.89	$11.02

Total return	19.14%	14.65%	(34.61)%	11.99%	13.81%

Net assets, end of year (in 000s)	$47,484	$36,541	$31,091	$42,904	$47,888
Ratio of operating expenses to average net assets	0.95%	0.97%	0.94%	0.91%	0.96%
Ratio of net investment income to average net assets	0.64%	1.75%	1.64%	1.48%	1.36%
Portfolio turnover rate	118%	177%	288%	123%	92%

[1]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Years Ended October 31,
	2010[1]	2009[1]	2008	2007[1]	2006

Net asset value, beginning of year	$12.34	$9.09	$19.71	$19.59	$17.58

Income from investment operations:
Net investment income	0.30	0.25	0.53	0.33	0.39
Net realized and unrealized gain (loss) on investments	1.01	3.25	(10.42)	3.43	4.61

Total from investment operations	1.31	3.50	(9.89)	3.76	5.00

Distributions to shareholders from:
Net investment income	(0.29)	(0.25)	(0.54)	(0.41)	(0.29)
Net realized capital gains	—	—	(0.19)	(3.23)	(2.70)

Total distributions	(0.29)	(0.25)	(0.73)	(3.64)	(2.99)

Net asset value, end of year	$13.36	$12.34	$9.09	$19.71	$19.59

Total return	10.88%	39.06%	(51.69)%	20.03%	28.51%

Net assets, end of year (in 000s)	$388,843	$392,845	$355,145	$986,265	$928,697
Ratio of operating expenses before waiver to net assets	1.13%	1.13%	1.11%	1.10%	1.10%
Ratio of operating expenses after waiver to average net assets	1.13%	1.13%	1.11%	1.10%	0.98%
Ratio of net investment income to average net assets	2.43%	2.54%	3.21%	1.56%	1.91%
Portfolio turnover rate	36%	63%	49%	39%	45%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the Years Ended October 31,
	2010[1]	2009[1]	2008	2007	2006[1]

Net asset value, beginning of year	$11.18	$9.15	$20.32	$19.60	$17.49

Income from investment operations:
Net investment income	0.29	0.22	0.64	0.38	0.45
Net realized and unrealized gain (loss) on investments	0.84	2.85	(10.91)	3.40	4.48

Total from investment operations	1.13	3.07	(10.27)	3.78	4.93

Distributions to shareholders from:
Net investment income	(0.27)	(0.24)	(0.61)	(0.56)	(0.28)
Net realized capital gains	—	(0.80)	(0.29)	(2.50)	(2.54)

Total distributions	(0.27)	(1.04)	(0.90)	(3.06)	(2.82)

Net asset value, end of year	$12.04	$11.18	$9.15	$20.32	$19.60

Total return	10.48%	36.81%	(52.37)%	20.06%	28.29%

Net assets, end of year (in 000s)	$106,189	$109,423	$182,815	$561,700	$488,227
Ratio of operating expenses to average net assets	0.93%	0.92%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	2.59%	2.44%	3.52%	1.85%	2.20%
Portfolio turnover rate	40%	55%	40%	45%	49%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Years Ended October 31,
	2010[1]	2009[1]	2008[1]	2007[1]	2006

Net asset value, beginning of year	$4.71	$4.53	$7.34	$7.34	$6.22

Income from investment operations:
Net investment income (loss)	0.00 [2]	0.01	0.00 [2]	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	1.34	0.17	(2.80)	0.53	1.15

Total from investment operations	1.34	0.18	(2.80)	0.49	1.12

Distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—
Net realized capital gains	—	—	—	(0.46)	—
Tax return of capital	—	—	(0.01)	(0.03)	—

Total distributions	(0.01)	—	(0.01)	(0.49)	—

Net asset value, end of year	$6.04	$4.71	$4.53	$7.34	$7.34

Total return	28.54%	3.97%	(38.16)%	6.84%	18.01%

Net assets, end of year (in 000s)	$17,643	$19,554	$22,903	$38,921	$35,002
Ratio of operating expenses to average net assets	1.00%	1.00%	0.95%	0.93%	0.89%
Ratio of net investment income (expenses in excess of income) to average net assets	(0.06)%	0.14%	0.06%	(0.47)%	(0.43)%
Portfolio turnover rate	109%	117%	129%	138%	114%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the Years Ended October 31,
	2010[1]	2009	2008	2007[1]	2006

Net asset value, beginning of year	$9.75	$8.60	$13.97	$12.92	$11.28

Income from investment operations:
Net investment income	0.09	0.11	0.12	0.09	0.11
Net realized and unrealized gain (loss) on investments	1.74	1.15	(5.38)	1.49	1.84

Total from investment operations	1.83	1.26	(5.26)	1.58	1.95

Distributions to shareholders from:
Net investment income	(0.09)	(0.11)	(0.11)	(0.10)	(0.11)
Net realized capital gains	—	—	—	(0.43)	(0.20)

Total distributions	(0.09)	(0.11)	(0.11)	(0.53)	(0.31)

Net asset value, end of year	$11.49	$9.75	$8.60	$13.97	$12.92

Total return	18.81%	14.80%	(37.89)%	12.31%	17.34%

Net assets, end of year (in 000s)	$86,428	$91,794	$87,534	$156,903	$104,271
Ratio of operating expenses to average net assets	0.89%	0.88%	0.86%	0.85%	0.85%
Ratio of net investment income to average net assets	0.83%	1.24%	0.95%	0.68%	0.98%
Portfolio turnover rate	103%	124%	111%	90%	90%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the Years Ended October 31,
	2010[1]	2009[1]	2008[1]	2007[1]	2006

Net asset value, beginning of year	$9.80	$8.57	$14.17	$12.90	$11.17

Income from investment operations:
Net investment income	0.04	0.04	0.04	0.03	0.08
Net realized and unrealized gain (loss) on investments	2.51	1.24	(5.61)	1.74	1.89

Total from investment operations	2.55	1.28	(5.57)	1.77	1.97

Distributions to shareholders from:
Net investment income	(0.04)	(0.05)	(0.03)	(0.03)	(0.08)
Net realized capital gains	—	—	—	(0.47)	(0.16)

Total distributions	(0.04)	(0.05)	(0.03)	(0.50)	(0.24)

Net asset value, end of year	$12.31	$9.80	$8.57	$14.17	$12.90

Total return	26.11%	14.99%	(39.36)%	13.81%	17.65%

Net assets, end of year (in 000s)	$50,040	$44,182	$41,314	$70,898	$36,805
Ratio of operating expenses to average net assets	0.90%	0.90%	0.88%	0.86%	0.87%
Ratio of net investment income to average net assets	0.38%	0.50%	0.29%	0.20%	0.61%
Portfolio turnover rate	125%	140%	148%	93%	111%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
					For the
					Period
					September 29,
					2006[1,2] through
	For the Years Ended October 31,				October 31,
	2010[2]	2009[2]	2008[2]	2007[2]	2006

Net asset value, beginning of year	$8.15	$8.25	$9.55	$9.99	$10.00

Income from investment operations:
Net investment income (loss)	(0.04)	(0.04)	0.14	0.28	0.02
Net realized and unrealized gain (loss) on investments	0.34	(0.06)	(1.28)	(0.46)	(0.03)

Total from investment operations	0.30	(0.10)	(1.14)	(0.18)	(0.01)

Distributions to shareholders from:
Net investment income	—	—	(0.16)	(0.26)	—

Total distributions	—	—	(0.16)	(0.26)	—

Net asset value, end of year	$8.45	$8.15	$8.25	$9.55	$9.99

Total return	3.68%	(1.21)%	(12.15)%	(1.85)%	(0.10)%[3]

Net assets, end of year (in 000s)	$11,344	$17,615	$34,904	$45,294	$19,844
Ratio of operating expenses before waiver/reimbursement to net assets	2.72%	2.84%	2.28%	2.43%	2.51%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.33%	2.49%	1.89%	1.85%	1.77%[4]
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.25%	1.23%	1.18%	1.25%[5]	1.25%[4,5]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.47)%	(0.44)%	1.54%	2.83%	3.05%[4]
Portfolio turnover rate	636%	715%	656%	859%	344%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
				For the
				Period
				December 21,
				2006[1,2] through
	For the Years Ended October 31,			October 31,
	2010[2]	2009[2]	2008[2]	2007

Net asset value, beginning of year	$7.02	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income	0.00 [3]	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.35	0.49	(3.87)	0.42

Total from investment operations	1.35	0.51	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.06)	(0.02)
Tax return of capital	—	(0.01)	—	—

Total distributions	(0.01)	(0.03)	(0.06)	(0.02)

Net asset value, end of year	$8.36	$7.02	$6.54	$10.42

Total return	19.20%	7.72%	(36.83)%	4.37%[4]

Net assets, end of year (in 000s)	$34,451	$20,679	$27,331	$37,302
Ratio of operating expenses before waiver/reimbursement to net assets	2.12%	2.32%	2.30%	2.39%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.77%	1.96%	1.92%	1.73%[5]
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.23%	1.25%	1.20%	1.25%[5,6]
Ratio of net investment income to average net assets	0.05%	0.25%	0.54%	0.20%[5]
Portfolio turnover rate	200%	185%	201%	197%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Secured Options Portfolio
For the
Period
Ended
June 30,
2010[1,2] through
October 31,
2010

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	1.58

Total from investment operations	1.55

Net asset value, end of year	$11.55

Total return	15.50%[3]

Net assets, end of year (in 000s)	$112,876
Ratio of operating expenses to average net assets	1.02%[4]
Ratio of net expenses in excess of income to average net assets	(0.91)%[4]
Portfolio turnover rate	247%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 3.7%

	Federal Home Loan Mortgage Corporation — 1.5%
$10,000,000	0.00% due 6/21/11[2,3]	$9,982,600

		9,982,600

	Federal National Mortgage Association — 2.2%
10,000,000	0.00% due 11/15/10[2,3]	9,998,833
5,000,000	0.00% due 12/1/10[2]	4,998,542

		14,997,375

	TOTAL AGENCY DISCOUNT NOTES (Cost $24,979,975)	24,979,975

AGENCY NOTES* — 41.4%

	Federal Farm Credit Bank — 8.1%
10,000,000	3.75% due 12/6/10	10,031,847
4,000,000	0.60% due 12/8/10	4,001,480
15,000,000	0.21% due 1/4/11[4]	14,999,472
5,000,000	1.60% due 3/9/11	5,022,513
10,000,000	0.40% due 6/1/11[4]	10,000,000
10,000,000	0.242% due 9/16/11[4]	10,000,000

		54,055,312

	Federal Home Loan Bank — 18.4%
10,000,000	0.375% due 11/5/10	10,000,055
4,000,000	0.69% due 11/8/10[4]	4,000,390
5,000,000	0.50% due 11/23/10	5,000,497
5,000,000	0.85% due 12/3/10	5,002,057
4,000,000	0.26% due 12/7/10[4]	3,999,957
8,800,000	3.875% due 12/10/10	8,833,246
4,580,000	0.57% due 12/29/10[3]	4,581,492
4,735,000	1.625% due 1/21/11	4,746,718
2,000,000	3.25% due 3/11/11	2,021,830
11,300,000	0.24% due 5/6/11[4]	11,297,069
5,000,000	2.625% due 5/20/11	5,065,780
5,840,000	0.54% due 5/24/11	5,850,424
10,000,000	0.315% due 6/2/11[4]	10,004,442
2,250,000	5.25% due 6/10/11	2,315,662
10,000,000	0.30% due 8/12/11[4]	10,000,000
10,000,000	0.30% due 9/15/11[4]	10,000,000
10,000,000	0.28% due 10/20/11[4]	10,000,000
10,000,000	0.30% due 10/28/11	10,000,000

		122,719,619

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Mortgage Corporation — 8.4%
$5,000,000	4.50% due 12/16/10	$5,025,875
6,750,000	0.525% due 1/28/11[4]	6,752,587
10,000,000	0.362% due 3/9/11[4]	10,006,082
5,000,000	5.625% due 3/15/11	5,099,908
6,597,000	2.75% due 4/11/11	6,671,091
15,000,000	0.40% due 9/22/11[3]	15,000,664
7,000,000	1.20% due 11/10/11	7,001,668

		55,557,875

	Federal National Mortgage Association — 6.5%
10,000,000	6.625% due 11/15/10[3]	10,024,131
2,925,000	4.50% due 2/15/11	2,960,639
4,570,000	1.75% due 3/23/11	4,597,367
17,832,000	5.125% due 4/15/11[3]	18,224,973
2,525,000	1.375% due 4/28/11	2,538,910
5,000,000	6.00% due 5/15/11	5,153,824

		43,499,844

	TOTAL AGENCY NOTES (Cost $275,832,650)	275,832,650

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — 7.5%
5,000,000	JPMorgan Chase & Co.,
	2.625% due 12/1/10[3]	5,008,882
18,617,000	Morgan Stanley,
	2.90% due 12/1/10[3]	18,656,813
2,000,000	Regions Bank,
	0.943% due 12/10/10[4]	2,001,902
4,000,000	Bank of America N.A.,
	0.47% due 12/23/10[4]	4,001,566
5,000,000	Bank of America N.A.,
	1.70% due 12/23/10	5,008,717
15,000,000	General Electric Capital Corp.,
	1.625% due 1/7/11[3]	15,034,240

		49,712,120

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $49,712,120)	49,712,120

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

REPURCHASE AGREEMENTS* — 47.2%
$124,544,000	With Bank of America, dated 10/29/10, 0.17%, principal and interest in the amount of $124,545,764, due 11/1/10, (collateralized by a U.S. Treasury Bill with an aggregate par value of $127,085,800, coupon rate of 0.000%, due 11/26/10, market value of $127,074,362)	$124,544,000
160,000,000	With RBS Greenwich, Inc., dated 10/29/10, 0.21%, principal and interest in the amount of $160,002,800, due 11/1/10, (collateralized by a U.S. Treasury Note with an aggregate par value of $153,122,000, coupon rate of 4.625%, due 2/29/12, market value of $163,200,490)	160,000,000
30,000,000	With UBS AG, dated 10/29/10, 0.19%, principal and interest in the amount of $30,000,475, due 11/1/10, (collateralized by a U.S. Treasury Note with a par value of $29,247,400, coupon rate of 4.875%, due 5/31/11, market value of $30,630,802)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $314,544,000)	314,544,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.5%
56,433,038	State Street Navigator Securities Lending Prime Portfolio	56,433,038

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $56,433,038)	56,433,038

TOTAL INVESTMENTS (Cost $721,501,783)[6]	108.3%	$721,501,783
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.3)	(55,013,623)

NET ASSETS	100.0%	$666,488,160

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Floating Rate Bond. Rate shown is as of October 31, 2010.
[5]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[6]	Aggregate cost for federal tax purposes was $721,501,783.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

AGENCY DIVERSIFICATION

On October 31, 2010, agency diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	18.4%	$122,719,619
Federal Home Loan Mortgage Corporation	9.9	65,540,475
Federal National Mortgage Association	8.7	58,497,219
Federal Farm Credit Bank	8.1	54,055,312
Government Guaranteed Corporate	7.5	49,712,120

TOTAL	52.6%	$350,524,745
REPURCHASE AGREEMENTS	47.2	314,544,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	8.5	56,433,038

TOTAL INVESTMENTS	108.3%	$721,501,783

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 96.6%

	Daily Variable/Floating Rate Notes — 31.1%
$6,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.20% due 7/1/35	$6,000,000
5,100,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: Bank of America N.A.),
	0.27% due 1/1/39	5,100,000
10,030,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.25% due 12/1/15	10,030,000
5,900,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.19% due 11/1/19	5,900,000
3,150,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A, (SPA: Bank of America),
	0.27% due 5/15/35	3,150,000
4,700,000	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.21% due 6/1/20	4,700,000
4,300,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.21% due 3/1/24	4,300,000
2,500,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.28% due 5/15/48	2,500,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York),
	0.23% due 9/2/26	100,000
1,500,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.23% due 12/1/16	1,500,000
2,880,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.21% due 11/1/14	2,880,000
8,100,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, DATES,
	0.21% due 11/1/14	8,100,000
5,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV),
	0.28% due 11/15/40	5,315,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.25% due 11/1/35	$1,600,000
10,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.21% due 11/1/49	10,050,000
2,100,000	Massachusetts State Health & Educational Facilities Authority Revenue, Museum of Fine Arts Project, (SPA: Bank of America N.A.),
	0.27% due 12/1/37	2,100,000
900,000	Massachusetts State Health and Educational Facilities Authority Revenue, Tufts University Project, Series N-1, (SPA: J.P. Morgan Chase),
	0.25% due 8/15/40	900,000
7,000,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.23% due 12/1/30	7,000,000
12,300,000	Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series B,
	0.23% due 12/1/30	12,300,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.27% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank),
	0.27% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.22% due 7/15/32	2,150,000
1,120,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.30% due 11/1/22	1,120,000
500,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase),
	0.26% due 8/1/17	500,000
	New York City, New York, General Obligation Unlimited, Subseries A-5, (LOC: KBC Bank NV):
3,100,000	0.21% due 8/1/15	3,100,000
5,485,000	0.21% due 8/1/16	5,485,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,800,000	New York City, New York, General Obligation Unlimited, Subseries H-7, (LOC: KBC Bank NV),
	0.26% due 3/1/34	$5,800,000
4,730,000	New York City, New York, General Obligation Unlimited, Subseries J-8, (LOC: Landesbank Baden-Wurttemburg),
	0.28% due 8/1/21	4,730,000
11,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.28% due 6/15/35	11,615,000
6,700,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series D, (LOC: Bank of America N.A.),
	0.29% due 7/1/34	6,700,000
7,110,000	Ohio State Water Development Authority, Pollution Control Facilities Revenue, First Energy General Corp., Series A, (LOC: Barclays Bank PLC),
	0.25% due 5/15/19	7,110,000
6,500,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.27% due 7/1/25	6,500,000
800,000	Philadelphia, Pennsylvania, Hospitals & Higher Educational Facilities Authority, Hospital Revenue, Childrens Hospital Project, Series B, (SPA: Wachovia Bank),
	0.27% due 7/1/31	800,000
300,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.30% due 10/1/24	300,000
3,574,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.29% due 7/15/19	3,574,000
2,915,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.28% due 5/15/32	2,915,000
2,500,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.25% due 4/1/38	2,500,000
1,250,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.26% due 2/15/31	1,250,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,900,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.21% due 12/1/29	$2,900,000
1,900,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank),
	0.30% due 2/1/26	1,900,000
1,025,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.27% due 11/1/25	1,025,000

	Total Daily Variable/Floating Rate Notes (Cost $170,999,000)	170,999,000

	Weekly Variable/Floating Rate Notes — 65.5%
2,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.35% due 8/1/16	2,225,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank),
	0.37% due 12/1/24	2,400,000
1,020,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, (SPA: Bank Of New York),
	0.24% due 6/1/27	1,020,000
3,930,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.28% due 6/1/25	3,930,000
600,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale),
	0.27% due 1/1/15	600,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	0.37% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	0.27% due 12/1/33	700,000
3,851,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.26% due 7/1/27	3,851,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,555,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank),
	0.28% due 1/1/33	$6,555,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bond, Class I, (LOC: 50% FNMA & 50% FHLMC),
	0.26% due 5/1/31	8,110,000
8,165,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.27% due 4/1/20	8,165,000
700,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured),
	0.31% due 7/15/18	700,000
3,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.23% due 5/15/14	3,655,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.22% due 7/1/29	12,100,000
3,090,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.28% due 12/1/15	3,090,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.27% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.27% due 12/1/26	5,500,000
1,415,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.25% due 12/1/20	1,415,000
865,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.25% due 12/1/11	865,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.30% due 4/1/27	3,715,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.28% due 4/1/35	4,000,000
9,605,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Barclays Bank PLC),
	0.24% due 10/1/36	9,605,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$4,400,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.28% due 9/1/19	$4,400,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.22% due 7/1/28	656,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.29% due 12/15/24	6,160,000
9,610,000	Maryland State Community Development Administration, Housing & Community Development, Series J, (SPA: KBC Bank NV),
	0.24% due 9/1/31	9,610,000
4,970,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.25% due 7/1/27	4,970,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.29% due 11/1/28	1,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.25% due 12/1/29	2,610,000
7,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.28% due 8/1/28	7,200,000
8,900,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.26% due 2/1/26	8,900,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,100,000	0.28% due 2/1/11	1,100,000
1,000,000	0.28% due 2/1/17	1,000,000
1,100,000	0.30% due 2/1/19	1,100,000
1,100,000	0.28% due 2/1/20	1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.26% due 10/1/44	5,945,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.24% due 2/15/33	$4,285,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank),
	0.25% due 4/15/18	2,000,000
2,810,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.37% due 12/1/27	2,810,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.27% due 12/1/27	950,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	0.25% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.27% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.20% due 5/15/31	805,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.24% due 6/1/32	5,000,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.26% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.27% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.25% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.25% due 11/15/28	7,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.20% due 11/15/36	$6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.23% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.27% due 12/1/21	4,380,000
2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.27% due 11/15/28	2,035,000
3,490,000	Ohio State University, General Receipts, Series B,
	0.25% due 12/1/29	3,490,000
4,760,000	Ohio State, General Obligation Unlimited, Series C,
	0.24% due 6/15/26	4,760,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America),
	0.27% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.24% due 3/1/32	10,100,000
6,250,000	Private Colleges and Universities Authority Georgia Revenue, Emory University,
	0.25% due 9/1/36	6,250,000
9,900,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.26% due 7/1/33	9,900,000
485,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.26% due 7/1/32	485,000
569,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.37% due 12/1/15	569,000
9,925,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust),
	0.28% due 10/1/31	9,925,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.30% due 5/1/32	11,295,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.30% due 11/1/31	$6,675,000
10,245,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.29% due 3/1/29	10,245,000
3,865,000	University of North Carolina, Revenue Bonds, Series B,
	0.20% due 12/1/25	3,865,000
8,100,000	University of North Carolina, Revenue Bonds, Series C,
	0.26% due 12/1/25	8,100,000
	University of Texas, University Revenue, Financing System, Series B:
7,115,000	0.21% due 8/1/16	7,115,000
3,490,000	0.19% due 8/1/33	3,490,000
6,500,000	0.21% due 8/1/39	6,500,000
2,300,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.20% due 8/15/13	2,300,000
12,130,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.28% due 6/1/48	12,130,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.27% due 12/1/23	6,955,000
1,900,000	Wisconsin State Health and Educational Facilities Authority Revenue, University Of Wisconsin Medical Foundation, (LOC: J.P. Morgan Chase),
	0.30% due 5/1/30	1,900,000
9,545,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: 50% FNMA & 50% FHLMC),
	0.27% due 12/1/35	9,545,000
6,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B (LOC: 50% FNMA & 50% FHLMC),
	0.27% due 12/1/33	6,000,000

	Total Weekly Variable/Floating Rate Notes (Cost $360,786,000)	360,786,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $531,785,000)	531,785,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

FIXED RATE NOTES* — 3.4%
$5,000,000	Massachusetts State, Revenue Anticipation Notes, General Obligation Unlimited, Series C,
	2.00% due 6/23/11	$5,054,341
5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited,
	2.00% due 6/30/11	5,052,934
8,625,000	Texas State, Tax & Revenue Anticipation Notes,
	2.00% due 8/31/11	8,743,111

	TOTAL FIXED RATE NOTES (Cost $18,850,386)	18,850,386

TOTAL INVESTMENTS (Cost $550,635,386)[2]	100.0%	$550,635,386
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	247,578

NET ASSETS	100.0%	$550,882,964

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $550,635,386.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

COUPON TYPE

On October 31, 2010, coupon type of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	96.6%	$531,785,000
Fixed Rate Notes	3.4	18,850,386

TOTAL INVESTMENTS	100.0%	$550,635,386

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Face
Amount		Value

AGENCY NOTES* — 9.4%

	Federal Home Loan Bank — 9.4%
$5,000,000	5.375% due 5/18/16	$5,998,705
7,000,000	3.375% due 2/27/13[1]	7,466,858
16,500,000	3.625% due 10/18/13[1]	17,991,963
5,000,000	5.125% due 10/18/16[1]	5,938,970

		37,396,496

	TOTAL AGENCY NOTES (Cost $35,797,208)	37,396,496

MORTGAGE-BACKED SECURITIES*,2 — 23.4%

	Federal Home Loan Mortgage Corporation — 6.2%
2,878	# G00807, 9.50% due 3/1/21	3,042
1,988,569	# G12342, 5.50% due 8/1/21	2,157,136
540,935	# J03604, 5.50% due 10/1/21	585,775
323,755	# J03649, 5.50% due 10/1/21	350,592
810,535	# G12442, 6.00% due 11/1/21	883,789
1,417,243	# J03536, 5.50% due 11/1/21	1,534,722
624,112	# G18163, 5.50% due 1/1/22	675,846
2,376,619	# G13396, 5.50% due 12/1/23	2,572,140
118,120	# D78677, 8.00% due 3/1/27	136,221
48,101	# D84894, 8.00% due 12/1/27	55,523
796,599	# C00742, 6.50% due 4/1/29	899,605
443,767	# A57845, 7.00% due 2/1/37	494,947
1,954,617	# A68937, 6.00% due 11/1/37	2,120,934
854,799	# A68332, 5.50% due 11/1/37	917,783
2,167,655	# A70446, 5.00% due 12/1/37	2,300,860
3,785,011	# A90421, 4.50% due 12/1/39	3,967,418
4,844,567	# A92890, 4.50% due 7/1/40	5,078,036

		24,734,369

	Federal National Mortgage Association — 9.5%
184	# 313815, 6.50% due 1/1/11	185
35,109	# 535729, 6.50% due 2/1/16	38,488
36,391	# 535962, 6.50% due 5/1/16	39,938
19,072	# 595134, 6.50% due 7/1/16	20,931
150,321	# 596498, 6.00% due 7/1/16	163,296
21,951	# 608777, 6.50% due 10/1/16	24,091
314,610	# 625990, 5.50% due 12/1/16	341,525
42,917	# 643340, 6.50% due 3/1/17	47,235
74,838	# 555016, 6.50% due 10/1/17	82,134
731,384	# 686230, 5.50% due 2/1/18	796,468
753,024	# 254685, 5.00% due 4/1/18	808,162
784,802	# 740449, 5.50% due 9/1/18	854,639
533,016	# 768557, 5.50% due 2/1/19	580,447

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$237,297	# 255159, 5.50% due 3/1/19	$258,414
5,733	# 313796, 9.50% due 2/1/21	6,345
5,824	# 125275, 7.00% due 3/1/24	6,628
33,970	# 313795, 9.50% due 1/1/25	39,775
114,875	# 373328, 8.00% due 3/1/27	134,224
140,008	# 390895, 8.00% due 6/1/27	163,590
49,874	# 395715, 8.00% due 8/1/27	58,274
206,461	# 397602, 8.00% due 8/1/27	241,236
30,218	# 405845, 8.00% due 11/1/27	35,308
4,845	# 499335, 6.50% due 8/1/29	5,483
23,175	# 252806, 7.50% due 10/1/29	26,684
1,325	# 523497, 7.50% due 11/1/29	1,526
10,691	# 588945, 7.00% due 6/1/31	12,258
236,580	# 607862, 7.00% due 9/1/31	271,248
25,969	# 624571, 7.00% due 3/1/32	29,747
43,407	# 656872, 6.50% due 8/1/32	49,006
22,067	# 687575, 7.00% due 2/1/33	24,971
2,246,298	# 789856, 6.00% due 8/1/34	2,474,989
379,786	# 820811, 6.00% due 4/1/35	416,315
1,223,862	# 829202, 5.00% due 7/1/35	1,307,675
1,158,107	# 826586, 5.00% due 8/1/35	1,237,416
654,179	# 867021, 7.00% due 3/1/36	736,797
299,239	# 256216, 7.00% due 4/1/36	337,030
1,879,031	# 898412, 5.00% due 10/1/36	2,003,013
822,763	# 910894, 5.00% due 2/1/37	875,251
806,372	# 912456, 6.50% due 3/1/37	893,759
1,784,971	# 939512, 5.00% due 6/1/37	1,898,843
2,465,388	# 959877, 5.00% due 11/1/37	2,622,666
5,949,004	#973241, 5.00% due 3/1/38	6,327,255
3,465,403	# 975593, 5.00% due 6/1/38	3,685,741
2,541,151	# 257573, 5.50% due 2/1/39	2,729,979
4,886,280	# AD7128, 4.50% due 7/1/40	5,133,975

		37,842,960

	Government National Mortgage Association — 7.7%
16,544	# 460389, 7.00% due 5/15/28	19,162
25,335	# 464049, 7.00% due 7/15/28	29,345
46,304	# 476259, 7.00% due 8/15/28	53,633
24,855	# 496632, 7.00% due 12/15/28	28,789
32,289	# 539971, 7.00% due 1/15/31	37,493
14,391	# 485264, 7.50% due 2/15/31	16,784
21,399	# 556417, 7.00% due 6/15/31	24,847
50,048	# 559304, 7.00% due 9/15/31	58,113

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$68,379	# 570289, 7.00% due 1/15/32	$79,004
161,977	# 574687, 6.00% due 4/15/34	179,685
1,093,648	# 652486, 5.50% due 4/15/36	1,189,336
2,578,908	# 651859, 5.00% due 6/15/36	2,773,215
1,677,864	# 782150, 5.50% due 4/15/37	1,825,367
1,874,014	# 608508, 6.00% due 8/15/37	2,059,567
275,493	# 662521, 6.00% due 8/15/37	302,771
1,067,977	# 677545, 6.00% due 11/15/37	1,173,722
2,055,486	# 676291, 6.00% due 12/15/37	2,259,008
532,373	# 678831, 5.00% due 1/15/38	572,152
2,038,456	# 685836, 5.50% due 4/15/38	2,212,988
5,462,749	# 698235, 5.00% due 6/15/39	5,870,925
8,894,810	# 716655, 5.00% due 8/15/39	9,559,429

		30,325,335

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $87,534,559)	92,902,664

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 3.4%
3,000,000	PNC Funding Corp.,
	2.30% due 6/22/12	3,090,324
5,000,000	Bank of America Corp.,
	2.10% due 4/30/12	5,127,765
5,000,000	Morgan Stanley,
	2.25% due 3/13/12	5,125,025

		13,343,114

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $13,043,439)	13,343,114

CORPORATE NOTES* — 42.6%
4,000,000	Bear Stearns Cos. LLC,
	6.40% due 10/2/17	4,664,784
6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18	6,705,048
8,000,000	General Electric Capital Corp.,
	6.00% due 8/7/19	9,037,688
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15	9,027,010
7,000,000	Goldman Sachs Group, Inc.,
	5.95% due 1/18/18	7,779,037
9,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14	10,421,811

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$4,650,000	Honeywell International, Inc.,
	5.00% due 2/15/19	$5,323,748
13,000,000	IBM Corp.,
	8.375% due 11/1/19	18,061,459
10,000,000	Johnson & Johnson,
	5.55% due 8/15/17[1]	12,073,060
10,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15	11,263,258
12,372,000	Oracle Corp.,
	5.75% due 4/15/18	14,679,662
13,850,000	PepsiCo, Inc.,
	7.90% due 11/1/18[1]	18,570,177
7,000,000	United Technologies Corp.,
	4.875% due 5/1/15	8,039,535
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,801,618
9,000,000	Wal-Mart Stores, Inc.,
	5.80% due 2/15/18	10,771,083
5,595,000	Wal-Mart Stores, Inc.,
	3.625% due 7/8/20	5,717,195
13,000,000	Wells Fargo & Co.,
	5.25% due 10/23/12	14,063,439

	TOTAL CORPORATE NOTES (Cost $152,707,012)	168,999,612

US TREASURY NOTES/BONDS* — 19.8%
6,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21[1]	8,818,128
2,000,000	U.S. Treasury Bond,
	6.00% due 2/15/26[1]	2,639,376
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	9,575,017
1,800,000	U.S. Treasury Bond,
	5.00% due 5/15/37[1]	2,124,844
2,000,000	U.S. Treasury Bond,
	4.375% due 2/15/38[1]	2,140,938
5,942,950	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.875% due 7/15/13	6,356,633
4,449,468	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18[1]	4,915,274
7,000,000	U.S. Treasury Note,
	4.00% due 2/15/14	7,778,750
7,100,000	U.S. Treasury Note,
	2.625% due 6/30/14[1]	7,586,464

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$12,000,000	U.S. Treasury Note,
	2.125% due 5/31/15[1]	$12,576,601
5,000,000	U.S. Treasury Note,
	2.625% due 4/30/16	5,330,860
8,100,000	U.S. Treasury Note,
	3.50% due 5/15/20	8,736,012

	TOTAL US TREASURY NOTES/BONDS (Cost $72,930,553)	78,578,897

REPURCHASE AGREEMENTS* — 0.5%
1,800,000	With Bank of America Corp., dated 10/29/10, 0.170%, principal and interest in the amount of $1,800,026 due 11/1/10, (collateralized by a U.S. Treasury Bill with a par value of $1,836,800, coupon rate of 0.00%, due 11/26/10, market value of $1,836,635)	1,800,000
55,232	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $55,232, due 11/1/10, (collateralized by a FHR security with a par value of $56,695, coupon rate of 4.000%, due 12/15/17, market value of $59,632)	55,232

	TOTAL REPURCHASE AGREEMENTS (Cost $1,855,232)	1,855,232

INVESTMENT OF SECURITY LENDING COLLATERAL* — 11.6%
46,092,765	State Street Navigator Securities Lending Prime Portfolio	46,092,765

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $46,092,765)	46,092,765

TOTAL INVESTMENTS (Cost $409,960,768)[4]	110.7%	$439,168,780
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.7)	(42,285,112)

NET ASSETS	100.0%	$396,883,668

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Represents current face amount at October 31, 2010.
[3]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $409,960,768.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

SECTOR DIVERSIFICATION

On October 31, 2010, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Corporate	42.6%	$168,999,612
US Treasury Bills	19.8	78,578,897
Federal National Mortgage Association	9.5	37,842,960
Federal Home Loan Bank	9.4	37,396,496
Government National Mortgage Association	7.7	30,325,335
Federal Home Loan Mortgage Corporation	6.2	24,734,369
Government Guaranteed Corporate	3.4	13,343,114

TOTAL	98.6%	$391,220,783
REPURCHASE AGREEMENTS	0.5	1,855,232
INVESTMENTS OF SECURITY LENDING COLLATERAL	11.6	46,092,765

TOTAL INVESTMENTS	110.7%	$439,168,780

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 5.0%
79,270	Honeywell International, Inc.	$3,734,410
30,155	Precision Castparts Corp.	4,118,570

		7,852,980

	Capital Markets — 5.0%
192,390	Charles Schwab Corp. (The)	2,962,806
23,750	Franklin Resources, Inc.	2,724,125
13,840	Goldman Sachs Group, Inc.	2,227,548

		7,914,479

	Chemicals — 4.0%
34,560	Ecolab, Inc.	1,704,499
21,600	Praxair, Inc.	1,972,944
41,800	Sigma-Aldrich Corp.	2,650,956

		6,328,399

	Commercial Banks — 2.2%
132,300	Wells Fargo & Co.	3,450,384

	Communications Equipment — 2.5%
174,000	Cisco Systems, Inc.[1]	3,972,420

	Computers & Peripherals — 4.1%
21,220	Apple, Inc.[1]	6,384,461

	Consumer Finance — 2.1%
77,870	American Express Co.	3,228,490

	Diversified Consumer Services — 1.7%
40,130	ITT Educational Services, Inc.[1]	2,589,589

	Diversified Financial Services — 4.0%
23,250	IntercontinentalExchange, Inc.[1]	2,670,728
97,335	JPMorgan Chase & Co.	3,662,716

		6,333,444

	Electrical Equipment — 4.4%
69,970	Cooper Industries PLC	3,667,827
60,500	Emerson Electric Co.	3,321,450

		6,989,277

	Electronic Equipment, Instruments & Components — 2.1%
65,920	Amphenol Corp. — Class A	3,304,570

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.1%
57,145	Halliburton Co.	$1,820,640
65,370	Schlumberger, Ltd.	4,568,709

		6,389,349

	Food & Staples Retailing — 1.7%
90,480	SYSCO Corp.	2,665,541

	Food Products — 1.6%
51,750	HJ Heinz Co.	2,541,442

	Health Care Equipment & Supplies — 4.5%
60,575	Baxter International, Inc.	3,083,268
64,275	Varian Medical Systems, Inc.[1]	4,063,465

		7,146,733

	Health Care Providers & Services — 1.8%
34,300	Laboratory Corp. of America Holdings[1,2]	2,789,276

	Hotels, Restaurants & Leisure — 1.5%
47,780	Yum! Brands, Inc.	2,367,977

	Household Products — 4.4%
43,990	Colgate-Palmolive Co.	3,392,509
47,200	Energizer Holdings, Inc.[1]	3,529,616

		6,922,125

	Industrial Conglomerates — 1.6%
166,500	McDermott International, Inc.[1]	2,569,095

	Insurance — 2.1%
158,500	Progressive Corp. (The)	3,353,860

	IT Services — 2.1%
72,000	Accenture PLC — Class A	3,219,120

	Life Sciences Tools & Services — 2.6%
54,570	Waters Corp.[1]	4,045,274

	Machinery — 1.5%
51,655	Illinois Tool Works, Inc.	2,360,634

	Media — 4.3%
94,240	McGraw-Hill Cos. (The), Inc.	3,548,136
73,900	Omnicom Group, Inc.	3,248,644

		6,796,780

	Metals & Mining — 1.1%
21,500	BHP Billiton Ltd. ADR	1,775,685

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 1.3%
53,790	Nordstrom, Inc.	$2,071,453

	Oil, Gas & Consumable Fuels — 5.1%
59,340	Chevron Corp.	4,902,077
32,355	EOG Resources, Inc.	3,097,021

		7,999,098

	Pharmaceuticals — 2.4%
74,920	Abbott Laboratories	3,844,894

	Road & Rail — 1.3%
54,850	JB Hunt Transport Services, Inc.	1,972,406

	Semiconductors & Semiconductor Equipment — 3.9%
217,920	Intel Corp.	4,373,655
37,475	Lam Research Corp.[1]	1,715,980

		6,089,635

	Software — 6.0%
153,705	Microsoft Corp.	4,094,701
178,820	Oracle Corp.	5,257,308

		9,352,009

	Textiles, Apparel & Luxury Goods — 3.1%
96,860	Coach, Inc.	4,843,000

	Tobacco — 2.5%
68,420	Philip Morris International, Inc.	4,002,570

	Trading Companies & Distributors — 2.1%
26,500	WW Grainger, Inc.	3,286,795

	TOTAL COMMON STOCKS (Cost $129,319,476)	156,753,244

Face
Amount

REPURCHASE AGREEMENT* — 0.0%
$53,291	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $53,291, due 11/1/10, (collateralized by a FHR security with a par value of $52,915, coupon rate of 4.000% due 12/15/17, market value of $55,656	53,291

	TOTAL REPURCHASE AGREEMENT (Cost $53,291)	53,291

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 1.8%
2,846,900	State Street Navigator Securities Lending Prime Portfolio	$2,846,900

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,846,900)	2,846,900

TOTAL INVESTMENTS (Cost $132,219,667)[3]	101.5%	$159,653,435
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(2,426,255)

NET ASSETS	100.0%	$157,227,180

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $132,548,792.
Abbreviations:
ADR — American Depositary Receipt
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Software	6.0%	$9,352,009
Oil, Gas & Consumable Fuels	5.1	7,999,098
Capital Markets	5.0	7,914,479
Aerospace & Defense	5.0	7,852,980
Health Care Equipment & Supplies	4.5	7,146,733
Electrical Equipment	4.4	6,989,277
Household Products	4.4	6,922,125
Media	4.3	6,796,780
Energy Equipment & Services	4.1	6,389,349
Computers & Peripherals	4.1	6,384,461
Diversified Financial Services	4.0	6,333,444
Chemicals	4.0	6,328,399
Semiconductors & Semiconductor Equipment	3.9	6,089,635
Textiles, Apparel & Luxury Goods	3.1	4,843,000
Life Sciences Tools & Services	2.6	4,045,274
Tobacco	2.5	4,002,570
Communications Equipment	2.5	3,972,420
Pharmaceuticals	2.4	3,844,894
Commercial Banks	2.2	3,450,384
Insurance	2.1	3,353,860
Electronic Equipment, Instruments & Components	2.1	3,304,570
Trading Companies & Distributors	2.1	3,286,795
Consumer Finance	2.1	3,228,490
IT Services	2.1	3,219,120
Health Care Providers & Services	1.8	2,789,276
Food & Staples Retailing	1.7	2,665,541
Diversified Consumer Services	1.7	2,589,589
Industrial Conglomerates	1.6	2,569,095
Food Products	1.6	2,541,442
Hotels, Restaurants & Leisure	1.5	2,367,977
Machinery	1.5	2,360,634

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Multi-line Retail	1.3%	$2,071,453
Road & Rail	1.3	1,972,406
Metals & Mining	1.1	1,775,685

TOTAL COMMON STOCKS	99.7%	$156,753,244
REPURCHASE AGREEMENTS	0.0	53,291
INVESTMENTS OF SECURITY LENDING COLLATERAL	1.8	2,846,900

TOTAL INVESTMENTS	101.5%	$159,653,435

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 97.8%

	Aerospace & Defense — 3.4%
44,694	BE Aerospace, Inc.[1]	$1,642,951
26,351	Teledyne Technologies, Inc.[1]	1,095,411
19,264	Triumph Group, Inc.	1,610,278

		4,348,640

	Airlines — 2.4%
19,487	Allegiant Travel Co.	917,643
142,085	Hawaiian Holdings, Inc.[1,2]	1,040,062
166,451	JetBlue Airways Corp.[1,2]	1,161,828

		3,119,533

	Apparel Retailers — 1.3%
16,386	Lululemon Athletica, Inc.[1,2]	726,228
285,877	Wet Seal, Inc. (The) — Class A1,2	1,000,569

		1,726,797

	Banking — 8.3%
27,198	Bank of Hawaii Corp.	1,174,682
30,219	City Holding Co.	957,942
97,307	Flushing Financial Corp.	1,279,587
26,593	IBERIABANK Corp.	1,384,166
43,758	Lakeland Financial Corp.	830,964
123,248	Northwest Bancshares, Inc.	1,397,632
62,131	Renasant Corp.	1,015,842
32,154	Signature Bank[1]	1,358,185
29,736	SVB Financial Group[1,2]	1,288,758

		10,687,758

	Basic Industry — 1.4%
51,978	Silgan Holdings, Inc.	1,754,258

	Chemicals — 5.0%
59,714	A Schulman, Inc.	1,295,794
24,901	Koppers Holdings, Inc.	694,240
56,813	LSB Industries, Inc.[1,2]	1,269,771
13,781	NewMarket Corp.	1,633,324
87,758	Solutia, Inc.[1]	1,589,297

		6,482,426

	Coal — 2.2%
216,132	International Coal Group, Inc.[1,2]	1,214,662
95,011	James River Coal Co.[1,2]	1,644,640

		2,859,302

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services — 1.9%
15,478	Coinstar, Inc.[1,2]	$891,223
25,384	MAXIMUS, Inc.	1,539,032

		2,430,255

	Communications — 1.2%
222,863	Harmonic, Inc.[1]	1,555,584

	Computer Software & Processing — 2.7%
78,465	Interactive Intelligence, Inc.[1,2]	1,938,870
52,640	SYNNEX Corp.[1]	1,528,666

		3,467,536

	Computers & Information — 1.4%
60,681	NETGEAR, Inc.[1]	1,869,582

	Electric Utilities — 0.5%
17,339	IDACORP, Inc.	638,075

	Electrical Equipment — 3.8%
64,066	EnerSys[1]	1,688,780
103,834	GrafTech International, Ltd.[1]	1,710,146
35,669	Littelfuse, Inc.[1]	1,513,435

		4,912,361

	Electronics — 9.8%
160,967	GT Solar International, Inc.[1]	1,324,759
5,350	Measurement Specialties, Inc.[1]	119,519
76,111	Multi-Fineline Electronix, Inc.[1]	1,863,197
62,054	Oplink Communications, Inc.[1]	1,084,704
184,148	Pericom Semiconductor Corp.[1]	1,734,674
81,655	Skyworks Solutions, Inc.[1]	1,870,716
151,090	TriQuint Semiconductor, Inc.[1]	1,556,227
38,895	Veeco Instruments, Inc.[1,2]	1,627,756
71,719	Volterra Semiconductor Corp.[1,2]	1,465,219

		12,646,771

	Entertainment & Leisure — 2.6%
121,993	Cinemark Holdings, Inc.	2,140,977
34,088	DreamWorks Animation SKG, Inc. — Class A1	1,203,307

		3,344,284

	Forest Products & Paper — 1.3%
29,253	Rock-Tenn Co. — Class A	1,663,033

	Health Care — 1.2%
29,010	Emergency Medical Services[1]	1,577,564

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers — 3.9%
36,989	Magellan Health Services, Inc.[1]	$1,775,472
24,780	Mednax, Inc.[1]	1,467,224
31,307	MWI Veterinary Supply, Inc.[1,2]	1,790,760

		5,033,456

	Heavy Machinery — 2.1%
38,220	Harbin Electric, Inc.[1]	824,023
61,164	Woodward Governor Co.	1,916,880

		2,740,903

	Home Construction, Furnishings & Appliances — 1.1%
30,826	Tupperware Brands Corp.	1,381,313

	Household Products — 0.5%
46,980	Ferro Corp.[1]	644,567

	Industrial — 3.7%
39,769	Crane Co.	1,521,562
28,044	Gardner Denver, Inc.	1,621,504
21,758	Middleby Corp. (The)[1]	1,624,452

		4,767,518

	Insurance — 3.1%
99,362	Amtrust Financial Services, Inc.	1,487,449
29,116	Platinum Underwriters Holdings, Ltd.	1,253,444
21,396	ProAssurance Corp.[1]	1,230,056

		3,970,949

	Medical Supplies — 3.3%
63,219	American Medical Systems Holdings, Inc.[1,2]	1,277,024
81,956	Hanger Orthopedic Group, Inc.[1,2]	1,534,216
38,318	ICU Medical, Inc.[1,2]	1,398,607

		4,209,847

	Oil & Gas — 4.9%
48,028	Berry Petroleum Co. — Class A	1,643,038
111,685	Gulfport Energy Corp.[1]	1,860,672
25,627	Oil States International, Inc.[1]	1,310,052
93,076	Stone Energy Corp.[1]	1,454,778

		6,268,540

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 3.1%
62,373	Cubist Pharmaceuticals, Inc.[1]	$1,452,043
62,800	Nu Skin Enterprises, Inc. — Class A	1,921,680
30,751	Parexel International Corp.[1]	661,454

		4,035,177

	Real Estate Investment Trusts — 6.0%
103,189	Brandywine Realty Trust	1,235,172
97,065	Colonial Properties Trust	1,740,376
91,747	DiamondRock Hospitality Co.[1]	970,683
56,212	DuPont Fabros Technology, Inc.	1,410,921
30,583	Entertainment Properties Trust	1,413,852
123,659	Glimcher Realty Trust	928,679

		7,699,683

	Restaurants — 2.5%
34,177	Buffalo Wild Wings, Inc.[1]	1,607,344
106,146	Texas Roadhouse, Inc.[1,2]	1,630,403

		3,237,747

	Retailers — 3.5%
21,275	Fossil, Inc.[1]	1,255,012
80,544	hhgregg, Inc.[1,2]	1,855,734
32,758	Jo-Ann Stores, Inc.[1,2]	1,416,784

		4,527,530

	Technology — 1.8%
25,276	MICROS Systems, Inc.[1]	1,147,278
38,277	Plexus Corp.[1]	1,161,707

		2,308,985

	Telecommunications — 3.6%
34,632	GeoEye, Inc.[1]	1,533,159
48,835	j2 Global Communications, Inc.[1,2]	1,286,802
154,362	MasTec, Inc.[1,2]	1,883,216

		4,703,177

	Telephone Systems — 1.7%
284,821	Brightpoint, Inc.[1]	2,133,309

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Clothing & Fabrics — 2.6%
26,882	Deckers Outdoor Corp.[1]	$1,561,844
28,286	Phillips-Van Heusen Corp.	1,735,063

		3,296,907

	TOTAL COMMON STOCKS (Cost $101,664,781)	126,043,367

Face
Amount

REPURCHASE AGREEMENT* — 2.7%
$3,418,737	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $3,418,740, due 11/1/10, (collateralized by a FHR security with a par value of $3,318,541, coupon rate of 4.000%, due 12/15/17, market value of $3,490,448)	3,418,737

	TOTAL REPURCHASE AGREEMENT (Cost $3,418,737)	3,418,737

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 16.1%
20,757,583	State Street Navigator Securities Lending Prime Portfolio	20,757,583

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $20,757,583)	20,757,583

TOTAL INVESTMENTS (Cost $125,841,101)[3]	116.6%	$150,219,687
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.6)	(21,390,424)

NET ASSETS	100.0%	$128,829,263

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $126,386,285.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Electronics	9.8%	$12,646,771
Banking	8.3	10,687,758
Real Estate Investment Trusts	6.0	7,699,683
Chemicals	5.0	6,482,426
Oil & Gas	4.9	6,268,540
Health Care Providers	3.9	5,033,456
Electrical Equipment	3.8	4,912,361
Industrial	3.7	4,767,518
Telecommunications	3.6	4,703,177
Retailers	3.5	4,527,530
Aerospace & Defense	3.4	4,348,640
Medical Supplies	3.3	4,209,847
Pharmaceuticals	3.1	4,035,177
Insurance	3.1	3,970,949
Computer Software & Processing	2.7	3,467,536
Entertainment & Leisure	2.6	3,344,284
Textiles, Clothing & Fabrics	2.6	3,296,907
Restaurants	2.5	3,237,747
Airlines	2.4	3,119,533
Coal	2.2	2,859,302
Heavy Machinery	2.1	2,740,903
Commercial Services	1.9	2,430,255
Technology	1.8	2,308,985
Telephone Systems	1.7	2,133,309
Computers & Information	1.4	1,869,582
Basic Industry	1.4	1,754,258
Apparel Retailers	1.3	1,726,797
Forest Products & Paper	1.3	1,663,033
Health Care	1.2	1,577,564
Communications	1.2	1,555,584
Home Construction, Furnishings & Appliances	1.1	1,381,313
Household Products	0.5	644,567
Electric Utilities	0.5	638,075

TOTAL COMMON STOCKS	97.8%	$126,043,367
REPURCHASE AGREEMENTS	2.7	3,418,737
INVESTMENTS OF SECURITY LENDING COLLATERAL	16.1	20,757,583

TOTAL INVESTMENTS	116.6%	$150,219,687

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 1.6%
16,255	Raytheon Co.	$749,030

	Banking — 16.3%
29,125	Capital One Financial Corp.	1,085,489
27,739	Comerica, Inc.	992,501
87,315	Discover Financial Services	1,541,110
65,740	KeyCorp	538,411
143,985	Marshall & Ilsley Corp.	850,951
19,390	PNC Financial Services Group, Inc.	1,047,149
64,390	Wells Fargo & Co.	1,679,291

		7,734,902

	Beverages, Food & Tobacco — 1.9%
26,505	Archer-Daniels-Midland Co.	883,147

	Building Materials — 1.8%
39,305	Lowe’s Cos., Inc.	838,376

	Commercial Services — 4.3%
39,865	Cintas Corp.	1,095,092
24,425	Jacobs Engineering Group, Inc.[1]	943,049

		2,038,141

	Communications — 2.2%
23,040	Harris Corp.	1,041,178

	Computers & Information — 1.7%
57,310	Dell, Inc.[1]	824,118

	Electric Utilities — 1.2%
19,955	Ameren Corp.	578,296

	Electronic Technology — 1.6%
61,420	NVIDIA Corp.[1,2]	738,883

	Electronics — 1.6%
60,640	MEMC Electronic Materials, Inc.[1,2]	777,405

	Energy — 1.5%
11,090	Exxon Mobil Corp.	737,152

	Financial Services — 8.3%
107,045	Bank of America Corp.	1,224,595
52,515	JPMorgan Chase & Co.	1,976,139
23,195	Legg Mason, Inc.	719,741

		3,920,475

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Forest Products & Paper — 1.4%
25,785	MeadWestvaco Corp.	$663,448

	Heavy Machinery — 6.9%
20,800	CNH Global N.V.[1]	825,552
13,585	National Oilwell Varco, Inc.	730,330
11,160	Parker Hannifin Corp.	854,298
13,760	Rockwell Automation, Inc.	858,211

		3,268,391

	Household Products — 2.0%
17,365	Fortune Brands, Inc.	938,578

	Insurance — 6.0%
14,885	Allstate Corp. (The)	453,844
17,210	Cincinnati Financial Corp.	506,662
29,650	Hartford Financial Services Group, Inc. (The)	711,007
10,241	Torchmark Corp.	586,604
16,520	UnitedHealth Group, Inc.	595,546

		2,853,663

	Media — Broadcasting & Publishing — 1.2%
14,920	McGraw-Hill Cos. (The), Inc.	561,738

	Medical Supplies — 2.0%
12,840	Becton Dickinson & Co.	969,677

	Metals & Mining — 4.4%
79,385	Alcoa, Inc.	1,042,325
24,775	United States Steel Corp.	1,060,122

		2,102,447

	Oil & Gas — 12.2%
17,065	Baker Hughes, Inc.	790,621
24,455	Chevron Corp.	2,020,228
11,810	Diamond Offshore Drilling, Inc.	781,350
65,745	Valero Energy Corp.	1,180,123
62,250	Weatherford International, Ltd.[1]	1,046,422

		5,818,744

	Process Industries — 4.2%
125,700	General Electric Co.	2,013,714

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Retailers — 6.2%
30,800	Best Buy Co., Inc.	$1,323,784
29,840	J.C. Penney Co., Inc. (Holding Co.)	930,411
33,610	Staples, Inc.	687,997

		2,942,192

	Software — 3.5%
45,775	Autodesk, Inc.[1,2]	1,656,139

	Technology — 3.6%
47,730	KLA-Tencor Corp.	1,704,916

	Transportation — 1.7%
18,660	Carnival Corp.	805,552

	TOTAL COMMON STOCKS (Cost $42,148,404)	47,160,302

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$356,075	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $356,076 due 11/1/10 (collateralized by a FHR security with a par value of $347,729 coupon rate of 4.000% due 12/15/17, market value of $365,742)	356,075

	TOTAL REPURCHASE AGREEMENT (Cost $356,075)	356,075

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.5%
2,153,875	State Street Navigator Securities Lending Prime Portfolio	2,153,875

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,153,875)	2,153,875

TOTAL INVESTMENTS (Cost $44,658,354)[3]	104.6%	$49,670,252
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(2,186,420)

NET ASSETS	100.0%	$47,483,832

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $44,875,485
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banking	16.3%	$7,734,902
Oil & Gas	12.2	5,818,744
Financial Services	8.3	3,920,475
Heavy Machinery	6.9	3,268,391
Retailers	6.2	2,942,192
Insurance	6.0	2,853,663
Metals & Mining	4.4	2,102,447
Commercial Services	4.3	2,038,141
Process Industries	4.2	2,013,714
Technology	3.6	1,704,916
Software	3.5	1,656,139
Communications	2.2	1,041,178
Medical Supplies	2.0	969,677
Household Products	2.0	938,578
Beverages, Food & Tobacco	1.9	883,147
Building Materials	1.8	838,376
Computers & Information	1.7	824,118
Transportation	1.7	805,552
Electronics	1.6	777,405
Aerospace & Defense	1.6	749,030
Electronic Technology	1.6	738,883
Energy	1.5	737,152
Forest Products & Paper	1.4	663,448
Electric Utilities	1.2	578,296
Media — Broadcasting & Publishing	1.2	561,738

TOTAL COMMON STOCKS	99.3%	$47,160,302
REPURCHASE AGREEMENTS	0.8	356,075
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.5	2,153,875

TOTAL INVESTMENTS	104.6%	$49,670,252

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 98.0%

	United Kingdom — 24.2%
74,605	AstraZeneca PLC	$3,741,110
860,700	Aviva PLC	5,490,370
647,241	BAE Systems PLC	3,574,909
337,961	BG Group PLC	6,582,323
264,347	BHP Billiton PLC	9,375,870
709,556	FirstGroup PLC	4,637,651
234,831	GlaxoSmithKline PLC	4,594,399
162,567	Imperial Tobacco Group PLC	5,207,183
68,978	Petrofac, Ltd.	1,617,009
869,202	Prudential PLC	8,781,394
605,534	Rexam PLC	3,082,573
34,187,392	Rolls Royce Group PLC — Class C1,2	54,780
534,178	Rolls-Royce Group PLC[1]	5,542,216
316,853	Royal Dutch Shell PLC	10,146,578
219,064	Scottish & Southern Energy PLC	4,047,231
1,459,508	TUI Travel PLC	4,936,878
1,122,550	Wm Morrison Supermarkets PLC	5,284,637
383,248	Xstrata PLC	7,427,513

		94,124,624

	Japan — 14.2%
49,900	Astellas Pharma, Inc.	1,856,600
226	Central Japan Railway Co.	1,710,377
1,255,300	Chuo Mitsui Trust Holdings, Inc.	4,539,484
185,000	Daihatsu Motor Co, Ltd.[3]	2,501,305
59,200	Daito Trust Construction Co., Ltd.	3,575,395
659,000	Fujitsu, Ltd.	4,504,163
741	Japan Tobacco, Inc.	2,304,863
183,000	JGC Corp.	3,502,175
637	KDDI Corp.	3,431,583
429,500	Konica Minolta Holdings, Inc.	4,163,166
142,000	Mitsubishi Corp.	3,414,564
275,000	Nippon Electric Glass Co, Ltd.	3,543,867
576,000	NKSJ Holdings, Inc.[1]	3,958,345
111,600	Nomura Research Institute, Ltd.	2,103,855
32,400	Shimamura Co., Ltd.	3,108,338
94,100	Square Enix Holdings Co, Ltd.	1,968,066
72,000	Tokyo Electron, Ltd.	4,066,609
38,000	Toyo Suisan Kaisha, Ltd.	815,062

		55,067,817

	Germany — 10.3%
71,800	Aixtron AG3	2,343,388
59,921	Allianz AG	7,509,161

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

104,606	BASF SE	$7,611,479
54,953	Deutsche Bank AG	3,167,950
240,984	Deutsche Lufthansa AG1	5,156,799
151,277	GEA Group AG	3,956,184
113,733	Hannover Rueckversicherung AG	5,753,972
64,088	Metro AG	4,491,995

		39,990,928

	France — 9.8%
256,173	AXA	4,663,564
92,822	BNP Paribas	6,788,917
58,842	Casino Guichard Perrachon	5,528,000
63,037	Compagnie de Saint-Gobain	2,944,383
75,775	LaFarge SA	4,330,338
79,273	Sanofi-Aventis	5,536,468
80,000	Societe Generale	4,790,576
43,619	Wendel	3,380,273

		37,962,519

	Switzerland — 7.2%
136,461	Credit Suisse Group AG	5,637,051
135,234	Novartis AG	7,840,150
48,953	Roche Holding AG	7,188,363
30,695	Zurich Financial Services AG	7,514,278

		28,179,842

	Spain — 5.0%
510,238	Banco Bilbao Vizcaya Argentaria SA3	6,710,911
524,595	Banco Santander SA	6,739,842
225,343	Telefonica SA3	6,084,469

		19,535,222

	Netherlands — 3.7%
313,000	Koninklijke Ahold N.V.	4,325,840
466,908	Reed Elsevier N.V.	6,083,826
149,816	SBM Offshore N.V.	3,056,814
40,069	TNT N.V., ADR	1,061,829

		14,528,309

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Italy — 3.3%
370,125	ACEA SPA[1]	$4,414,750
168,861	ENI SPA	3,804,986
175,858	Fiat SPA	2,066,991
328,806	Mediaset SPA	2,425,451

		12,712,178

	Australia — 3.1%
969,921	Myer Holdings, Ltd.	3,648,330
199,024	National Australia Bank, Ltd.	4,963,528
592,161	Toll Holdings, Ltd.	3,596,318

		12,208,176

	Norway — 3.1%
221,973	StatoilHydro ASA	4,847,582
278,000	Telenor ASA	4,483,335
157,018	TGS Nopec Geophysical Co. ASA	2,721,259

		12,052,176

	China — 2.7%
9,086,000	Bank of China, Ltd.	5,450,721
123,000	Netease.com, Inc., ADR[1]	5,141,400

		10,592,121

	Greece — 2.0%
202,597	OPAP SA	3,820,755
228,986	Public Power Corp.	3,840,368

		7,661,123

	Hong Kong — 1.8%
2,080,000	CNOOC, Ltd.	4,298,868
285,700	Hutchison Whampoa, Ltd.	2,815,995

		7,114,863

	Brazil — 1.7%
221,415	Cia Paranaense de Energia, Sponsored ADR	5,143,470
119,800	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	1,515,470

		6,658,940

	Singapore — 1.1%
1,235,000	SembCorp Industries, Ltd.	4,370,161

	Mexico — 0.9%
62,500	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	3,431,875

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Taiwan — 0.9%
264,946	MediaTek, Inc.	$3,331,130

	Canada — 0.8%
168,191	Talisman Energy, Inc.	3,049,173

	South Africa — 0.8%
167,000	MTN Group, Ltd.	3,003,854

	Sweden — 0.7%
107,300	Assa Abloy AB — Class B	2,750,108

	Panama — 0.7%
53,400	Copa Holdings SA — Class A	2,708,982

	TOTAL COMMON STOCKS (Cost $310,860,794)	381,034,121

RIGHTS — 0.0%

	Spain — 0.0%
524,595	Banco Santander SA, Expires 11/4/2010[1,3]	86,886

	TOTAL RIGHTS (Cost $87,856)	86,886

Face
Amount

REPURCHASE AGREEMENTS* — 1.9%
$7,133,110	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $7,133,116, due 11/1/10 (collateralized by a FHR security with a par value of $6,920,557, coupon rate of 4.000% due 12/15/17, market value of $7,279,056)	7,133,110

	TOTAL REPURCHASE AGREEMENTS (Cost $7,133,110)	7,133,110

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 2.9%
11,322,814	State Street Navigator Securities Lending Prime Portfolio	11,322,814

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $11,322,814)	11,322,814

TOTAL INVESTMENTS (Cost $329,404,574)[4]	102.8%	$399,576,931
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)	(10,734,281)

NET ASSETS	100.0%	$388,842,650

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Aggregate cost for federal tax purposes was $333,621,953.
Abbreviations:
ADR — American Depositary Receipt
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	11.2%	$43,671,084
Commercial Banks	10.3	39,983,979
Oil, Gas & Consumable Fuels	8.4	32,729,510
Pharmaceuticals	7.9	30,757,090
Food & Staples Retailing	5.0	19,630,472
Metals & Mining	4.7	18,318,853
Electric Utilities	3.4	13,031,069
Diversified Telecommunication Services	2.7	10,567,804
Industrial Conglomerates	2.7	10,566,429
Semiconductors & Semiconductor Equipment	2.5	9,741,127
Aerospace & Defense	2.4	9,171,905
Capital Markets	2.3	8,805,001
Hotels, Restaurants & Leisure	2.3	8,757,633
Media	2.2	8,509,277
Airlines	2.0	7,865,781
Chemicals	2.0	7,611,479
Tobacco	1.9	7,512,046
Energy Equipment & Services	1.9	7,395,082
Wireless Telecommunication Services	1.7	6,435,437
Road & Rail	1.6	6,348,028
Building Products	1.5	5,694,491
Internet Software & Services	1.3	5,141,400
Air Freight & Logistics	1.2	4,658,147
Automobiles	1.2	4,568,296
Computers & Peripherals	1.2	4,504,163
Multi-Utilities	1.1	4,414,750
Construction Materials	1.1	4,330,338
Office Electronics	1.1	4,163,166
Machinery	1.0	3,956,184
Multi-line Retail	0.9	3,648,330
Real Estate Management & Development	0.9	3,575,395
Electronic Equipment, Instruments & Components	0.9	3,543,867
Construction & Engineering	0.9	3,502,175
Beverages	0.9	3,431,875
Trading Companies & Distributors	0.9	3,414,564
Specialty Retail	0.8	3,108,338
Containers & Packaging	0.8	3,082,573

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

IT Services	0.5%	$2,103,855
Software	0.5	1,968,066
Food Products	0.2	815,062

TOTAL COMMON STOCKS	98.0%	$381,034,121
REPURCHASE AGREEMENTS	1.9	7,133,110
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.9	11,322,814
RIGHTS	0.0	86,886

TOTAL INVESTMENTS	102.8%	$399,576,931

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 97.4%

	United Kingdom — 23.6%
22,166	AstraZeneca PLC	$1,111,527
233,086	Aviva PLC	1,486,846
169,089	BAE Systems PLC	933,930
86,657	BG Group PLC	1,687,782
67,180	BHP Billiton PLC	2,382,743
184,748	FirstGroup PLC	1,207,511
94,205	GlaxoSmithKline PLC	1,843,093
42,665	Imperial Tobacco Group PLC	1,366,602
22,098	Petrofac, Ltd.	518,030
220,868	Prudential PLC	2,231,390
155,991	Rexam PLC	794,099
6,622,080	Rolls Royce Group PLC — Class C1,2	10,611
103,470	Rolls-Royce Group PLC[1]	1,073,524
86,906	Royal Dutch Shell PLC	2,782,989
59,205	Scottish & Southern Energy PLC	1,093,819
381,291	TUI Travel PLC	1,289,741
300,930	Wm Morrison Supermarkets PLC	1,416,690
96,721	Xstrata PLC	1,874,495

		25,105,422

	Japan — 13.9%
13,600	Astellas Pharma, Inc.	506,007
59	Central Japan Railway Co.	446,514
336,200	Chuo Mitsui Trust Holdings, Inc.	1,215,785
55,000	Daihatsu Motor Co, Ltd.[3]	743,631
11,100	Daito Trust Construction Co., Ltd.	670,387
172,000	Fujitsu, Ltd.	1,175,593
202	Japan Tobacco, Inc.	628,316
46,000	JGC Corp.	880,328
203	KDDI Corp.	1,093,582
109,500	Konica Minolta Holdings, Inc.	1,061,389
39,000	Mitsubishi Corp.	937,803
72,000	Nippon Electric Glass Co, Ltd.	927,849
178,000	NKSJ Holdings, Inc.[1]	1,223,239
28,800	Nomura Research Institute, Ltd.	542,930
8,800	Shimamura Co., Ltd.	844,240
24,300	Square Enix Holdings Co, Ltd.	508,225
20,000	Tokyo Electron, Ltd.	1,129,614
11,000	Toyo Suisan Kaisha, Ltd.	235,939

		14,771,371

	Germany — 10.0%
18,700	Aixtron AG3	610,325
13,714	Allianz AG	1,718,607

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

25,512	BASF SE	$1,856,338
14,783	Deutsche Bank AG	852,216
76,286	Deutsche Lufthansa AG1	1,632,438
39,133	GEA Group AG	1,023,403
31,858	Hannover Rueckversicherung AG	1,611,758
18,498	Metro AG	1,296,544

		10,601,629

	France — 9.4%
67,119	AXA	1,221,884
24,044	BNP Paribas	1,758,557
15,670	Casino Guichard Perrachon	1,472,142
16,347	Compagnie de Saint-Gobain	763,549
19,518	LaFarge SA	1,115,401
20,893	Sanofi-Aventis	1,459,178
21,000	Societe Generale	1,257,526
11,730	Wendel	909,021

		9,957,258

	Switzerland — 7.3%
43,429	Credit Suisse Group AG	1,794,003
38,698	Novartis AG	2,243,505
12,208	Roche Holding AG	1,792,649
7,776	Zurich Financial Services AG	1,903,601

		7,733,758

	Spain — 5.0%
131,723	Banco Bilbao Vizcaya Argentaria SA3	1,732,488
131,227	Banco Santander SA	1,685,966
71,305	Telefonica SA3	1,925,301

		5,343,755

	Netherlands — 4.6%
124,400	Koninklijke Ahold N.V.	1,719,279
122,627	Reed Elsevier N.V.	1,597,834
40,087	SBM Offshore N.V.	817,927
29,105	TNT N.V.	773,709

		4,908,749

	Norway — 3.5%
64,028	StatoilHydro ASA	1,398,282
78,287	Telenor ASA	1,262,543
59,857	TGS Nopec Geophysical Co. ASA	1,037,374

		3,698,199

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Italy — 3.2%
95,313	ACEA SPA[1]	$1,136,868
43,505	ENI SPA	980,309
47,130	Fiat SPA	553,954
105,171	Mediaset SPA	775,798

		3,446,929

	Australia — 3.2%
244,048	Myer Holdings, Ltd.	917,980
60,019	National Australia Bank, Ltd.	1,496,834
153,974	Toll Holdings, Ltd.	935,116

		3,349,930

	China — 2.9%
2,478,430	Bank of China, Ltd.	1,486,818
37,300	Netease.com, Inc., ADR[1]	1,559,140

		3,045,958

	Hong Kong — 2.1%
537,000	CNOOC, Ltd.	1,109,852
111,030	Hutchison Whampoa, Ltd.	1,094,364

		2,204,216

	Greece — 1.9%
54,342	OPAP SA	1,024,830
59,364	Public Power Corp.	995,605

		2,020,435

	Brazil — 1.7%
58,310	Cia Paranaense de Energia, Sponsored ADR	1,354,541
39,800	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	503,470

		1,858,011

	Singapore — 1.1%
317,990	SembCorp Industries, Ltd.	1,125,237

	Canada — 0.8%
45,812	Talisman Energy, Inc.	830,536

	Taiwan — 0.8%
65,266	MediaTek, Inc.	820,581

	South Africa — 0.7%
44,000	MTN Group, Ltd.	791,435

	Sweden — 0.6%
25,730	Assa Abloy AB — Class B	659,462

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Mexico — 0.6%
11,300	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	$620,483

	Panama — 0.5%
10,100	Copa Holdings SA — Class A	512,373

	TOTAL COMMON STOCKS (Cost $86,282,250)	103,405,727

RIGHTS — 0.0%

	Spain — 0.0%
131,227	Banco Santander SA, Expires 11/4/2010[1,3]	21,734

	TOTAL RIGHTS (Cost $21,977)	21,734

Face
Amount

REPURCHASE AGREEMENTS* — 4.2%
$4,487,655	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $4,487,659 due 11/1/10 (collateralized by a FHR security with a par value of $4,354,168 coupon rate of 4.000%, due 12/15/17, market value of $4,579,723)	4,487,655

	TOTAL REPURCHASE AGREEMENTS (Cost $4,487,655)	4,487,655

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 3.9%
4,135,154	State Street Navigator Securities Lending Prime Portfolio	4,135,154

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,135,154)	4,135,154

TOTAL INVESTMENTS (Cost $94,927,036)[4]	105.5%	$112,050,270
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.5)	(5,860,897)

NET ASSETS	100.0%	$106,189,373

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Aggregate cost for federal tax purposes was $97,507,618.
Abbreviations:
ADR — American Depositary Receipt
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	10.7%	$11,397,325
Commercial Banks	10.0	10,633,974
Pharmaceuticals	8.4	8,955,959
Oil, Gas & Consumable Fuels	8.3	8,789,750
Food & Staples Retailing	5.6	5,904,655
Metals & Mining	4.5	4,760,708
Electric Utilities	3.2	3,443,965
Diversified Telecommunication Services	3.0	3,187,844
Industrial Conglomerates	2.9	3,128,622
Capital Markets	2.5	2,646,219
Semiconductors & Semiconductor Equipment	2.4	2,560,520
Media	2.2	2,373,632
Energy Equipment & Services	2.2	2,373,331
Hotels, Restaurants & Leisure	2.2	2,314,571
Airlines	2.0	2,144,811
Aerospace & Defense	1.9	2,018,065
Tobacco	1.9	1,994,918
Wireless Telecommunication Services	1.8	1,885,017
Chemicals	1.8	1,856,338
Air Freight & Logistics	1.6	1,708,825
Road & Rail	1.6	1,654,025
Internet Software & Services	1.5	1,559,140
Building Products	1.3	1,423,011
Automobiles	1.2	1,297,585
Computers & Peripherals	1.1	1,175,593
Multi-Utilities	1.1	1,136,868
Construction Materials	1.1	1,115,401
Office Electronics	1.0	1,061,389
Machinery	1.0	1,023,403
Trading Companies & Distributors	0.9	937,803
Electronic Equipment, Instruments & Components	0.9	927,849
Multi-line Retail	0.9	917,980
Construction & Engineering	0.8	880,328
Specialty Retail	0.8	844,240
Containers & Packaging	0.7	794,099
Real Estate Management & Development	0.6	670,387
Beverages	0.6	620,483

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

IT Services	0.5%	$542,930
Software	0.5	508,225
Food Products	0.2	235,939

TOTAL COMMON STOCKS	97.4%	$103,405,727
REPURCHASE AGREEMENTS	4.2	4,487,655
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.9	4,135,154
RIGHTS	0.0	21,734

TOTAL INVESTMENTS	105.5%	$112,050,270

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 99.6%

	Auto Components — 0.7%
6,370	Cooper Tire & Rubber Co.	$124,916

	Biotechnology — 0.5%
4,038	Cepheid, Inc.[1,2]	84,960

	Capital Markets — 1.0%
26,299	BGC Partners, Inc. — Class A	182,515

	Chemicals — 2.8%
3,425	Arch Chemicals, Inc.	121,622
756	NewMarket Corp.	89,601
21,511	PolyOne Corp.[1,2]	277,922

		489,145

	Commercial Banks — 1.9%
4,653	Bank of the Ozarks, Inc.	176,861
1,628	First Financial Bankshares, Inc.	76,939
1,617	Westamerica BanCorp.	80,882

		334,682

	Commercial Services & Supplies — 1.6%
9,476	Cenveo, Inc.[1,2]	52,118
11,157	Deluxe Corp.	228,049

		280,167

	Communications Equipment — 5.7%
7,091	Arris Group, Inc.[1,2]	66,017
8,082	DG FastChannel, Inc.[1,2]	190,331
6,796	InterDigital, Inc.[1,2]	228,142
13,854	Oplink Communications, Inc.[1,2]	242,168
8,002	Polycom, Inc.[1]	270,307

		996,965

	Computers & Peripherals — 1.5%
17,485	STEC, Inc.[1]	272,766

	Construction & Engineering — 1.6%
5,599	EMCOR Group, Inc.[1]	144,734
6,578	Insituform Technologies, Inc. — Class A1,2	142,085

		286,819

	Consumer Finance — 2.3%
4,709	Cash America International, Inc.	165,898
11,509	Ezcorp, Inc. — Class A1	247,213

		413,111

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 0.9%
2,783	Rock-Tenn Co. — Class A	$158,214

	Diversified Consumer Services — 1.8%
24,381	Corinthian Colleges, Inc.[1,2]	127,269
4,148	Sotheby’s	181,848

		309,117

	Diversified Financial Services — 0.6%
5,839	MarketAxess Holdings, Inc.	106,095

	Electric Utilities — 0.9%
6,747	El Paso Electric Co.[1]	165,976

	Electrical Equipment — 4.3%
6,998	AZZ, Inc.	259,906
9,802	GrafTech International, Ltd.[1]	161,439
13,403	GT Solar International, Inc.[1]	110,306
7,205	Woodward Governor Co.	225,805

		757,456

	Electronic Equipment, Instruments & Components — 1.8%
1,625	Anixter International, Inc.	87,246
31,737	Brightpoint, Inc.[1,2]	237,710

		324,956

	Energy Equipment & Services — 2.4%
4,031	Oil States International, Inc.[1,2]	206,065
21,456	Tetra Technologies, Inc.[1]	209,410

		415,475

	Food Products — 1.5%
4,072	Cal-Maine Foods, Inc.	117,966
3,615	Sanderson Farms, Inc.	151,758

		269,724

	Health Care Equipment & Supplies — 6.6%
19,497	ABIOMED, Inc.[1]	201,014
9,103	Align Technology, Inc.[1,2]	155,024
3,872	Analogic Corp.	176,679
6,199	Arthrocare Corp.[1]	169,109
8,833	Immucor, Inc.[1,2]	153,694
10,960	Merit Medical Systems, Inc.[1]	173,278
9,834	Wright Medical Group, Inc.[1]	131,186

		1,159,984

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 3.9%
4,411	Almost Family, Inc.[1,2]	$152,312
24,590	AMN Healthcare Services, Inc.[1,2]	130,327
5,750	Catalyst Health Solutions, Inc.[1]	217,637
7,827	Gentiva Health Services, Inc.[1]	182,213

		682,489

	Health Care Technology — 1.2%
15,233	Omnicell, Inc.[1]	212,805

	Hotels, Restaurants & Leisure — 4.9%
9,313	California Pizza Kitchen, Inc.[1]	153,758
8,118	Cheesecake Factory, Inc. (The)[1,2]	236,396
3,259	Cracker Barrel Old Country Store, Inc.	175,627
6,352	Papa John’s International, Inc.[1,2]	164,072
30,021	Ruth’s Hospitality Group, Inc.[1]	136,896

		866,749

	Insurance — 0.3%
2,048	FBL Financial Group, Inc. — Class A	53,576

	Internet Software & Services — 1.1%
7,343	j2 Global Communications, Inc.[1,2]	193,488

	IT Services — 2.0%
6,859	CSG Systems International, Inc.[1]	133,339
3,661	MAXIMUS, Inc.	221,966

		355,305

	Machinery — 1.7%
6,382	Actuant Corp. — Class A	143,403
8,516	Briggs & Stratton Corp.	149,882

		293,285

	Media — 0.9%
4,970	Valassis Communications, Inc.[1]	164,010

	Oil, Gas & Consumable Fuels — 4.8%
6,340	Holly Corp.	207,508
26,244	Petroquest Energy, Inc.[1,2]	146,442
15,464	Stone Energy Corp.[1]	241,702
8,668	World Fuel Services Corp.	244,698

		840,350

	Personal Products — 0.8%
5,572	Medifast, Inc.[1]	133,059

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 4.0%
14,083	Impax Laboratories, Inc.[1,2]	$265,324
18,637	Medicines Co. (The)[1,2]	237,994
15,990	Questcor Pharmaceuticals, Inc.[1,2]	196,197

		699,515

	Real Estate Investment Trusts — 6.8%
5,507	Acadia Realty Trust	105,073
9,977	DuPont Fabros Technology, Inc.	250,423
3,645	Home Properties, Inc.	198,470
4,325	Mid-America Apartment Communities, Inc.	263,955
3,422	National Health Investors, Inc.	158,439
6,680	Potlatch Corp.	227,454

		1,203,814

	Semiconductors & Semiconductor Equipment — 8.7%
18,987	Applied Micro Circuits Corp.[1,2]	191,199
5,957	ATMI, Inc.[1,2]	105,260
22,665	Integrated Silicon Solution, Inc.[1,2]	170,214
17,418	Micrel, Inc.	207,449
4,730	Microsemi Corp.[1]	94,600
25,809	MIPS Technologies, Inc.[1,2]	379,392
8,811	MKS Instruments, Inc.[1,2]	181,947
4,822	Veeco Instruments, Inc.[1,2]	201,801

		1,531,862

	Software — 7.5%
6,618	Jack Henry & Associates, Inc.	179,745
20,615	Lawson Software, Inc.[1]	183,474
9,223	Quest Software, Inc.[1,2]	241,366
9,440	Rosetta Stone, Inc.[1]	218,536
16,315	TIBCO Software, Inc.[1,2]	313,574
9,383	Websense, Inc.[1,2]	188,786

		1,325,481

	Specialty Retail — 3.6%
5,706	Childrens Place[1]	251,406
3,371	Jo-Ann Stores, Inc.[1,2]	145,796
5,661	Jos. A. Bank Clothiers, Inc.[1,2]	246,820

		644,022

	Textiles, Apparel & Luxury Goods — 5.7%
5,247	Carter’s, Inc.[1,2]	130,650
5,310	Deckers Outdoor Corp.[1,2]	308,511

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — (Continued)

5,769	Oxford Industries, Inc.	$132,860
7,036	Timberland Co. (The) — Class A1,2	147,615
5,330	Warnaco Group (The), Inc.[1,2]	283,077

		1,002,713

	Wireless Telecommunication Services — 1.3%
7,760	Syniverse Holdings, Inc.[1]	236,602

	TOTAL COMMON STOCKS (Cost $13,735,290)	17,572,168

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$82,739	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $82,739, due 11/1/10, (collateralized by a FHR security with a par value of $83,153, coupon rate of 4.000%, due 12/15/17, market value of $87,460)	82,739

	TOTAL REPURCHASE AGREEMENT (Cost $82,739)	82,739

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 26.0%
4,585,895	State Street Navigator Securities Lending Prime Portfolio	4,585,895

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,585,895)	4,585,895

TOTAL INVESTMENTS (Cost $18,403,924)[3]	126.1%	$22,240,802
LIABILITIES IN EXCESS OF OTHER ASSETS	(26.1)	(4,597,460)

NET ASSETS	100.0%	$17,643,342

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $18,407,062.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Semiconductors & Semiconductor Equipment	8.7%	$1,531,862
Software	7.5	1,325,481
Real Estate Investment Trusts	6.8	1,203,814
Health Care Equipment & Supplies	6.6	1,159,984
Textiles, Apparel & Luxury Goods	5.7	1,002,713
Communications Equipment	5.7	996,965
Hotels, Restaurants & Leisure	4.9	866,749
Oil, Gas & Consumable Fuels	4.8	840,350
Electrical Equipment	4.3	757,456
Pharmaceuticals	4.0	699,515
Health Care Providers & Services	3.9	682,489
Specialty Retail	3.6	644,022
Chemicals	2.8	489,145
Energy Equipment & Services	2.4	415,475
Consumer Finance	2.3	413,111
IT Services	2.0	355,305
Commercial Banks	1.9	334,682
Electronic Equipment, Instruments & Components	1.8	324,956
Diversified Consumer Services	1.8	309,117
Machinery	1.7	293,285
Construction & Engineering	1.6	286,819
Commercial Services & Supplies	1.6	280,167
Computers & Peripherals	1.5	272,766
Food Products	1.5	269,724
Wireless Telecommunication Services	1.3	236,602
Health Care Technology	1.2	212,805
Internet Software & Services	1.1	193,488
Capital Markets	1.0	182,515
Electric Utilities	0.9	165,976
Media	0.9	164,010
Containers & Packaging	0.9	158,214
Personal Products	0.8	133,059
Auto Components	0.7	124,916

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Diversified Financial Services	0.6%	$106,095
Biotechnology	0.5	84,960
Insurance	0.3	53,576

TOTAL COMMON STOCKS	99.6%	$17,572,168
REPURCHASE AGREEMENTS	0.5	82,739
INVESTMENTS OF SECURITY LENDING COLLATERAL	26.0	4,585,895

TOTAL INVESTMENTS	126.1%	$22,240,802

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 4.1%
13,602	General Dynamics Corp.	$926,568
18,132	ITT Corp.	855,649
11,670	Lockheed Martin Corp.	831,954
14,607	Northrop Grumman Corp.	923,309

		3,537,480

	Airlines — 1.1%
66,117	Southwest Airlines Co.	909,770

	Automobiles — 1.3%
36,751	Harley-Davidson, Inc.	1,127,521

	Beverages — 1.0%
18,013	Molson Coors Brewing Co. — Class B	850,754

	Biotechnology — 2.4%
15,993	Amgen, Inc.[1]	914,639
19,004	Biogen Idec, Inc.[1]	1,191,741

		2,106,380

	Capital Markets — 2.2%
22,772	Ameriprise Financial, Inc.	1,177,085
23,703	Waddell & Reed Financial, Inc. — Class A	689,046

		1,866,131

	Chemicals — 3.5%
15,837	Eastman Chemical Co.	1,244,313
11,848	Lubrizol Corp. (The)	1,214,302
18,000	Valspar Corp. (The)	577,800

		3,036,415

	Commercial Banks — 0.8%
19,439	Comerica, Inc.	695,527

	Communications Equipment — 2.5%
23,069	Corning, Inc.	421,701
28,196	Juniper Networks, Inc.[1]	913,269
121,245	Tellabs, Inc.	826,891

		2,161,861

	Computers & Peripherals — 4.5%
4,640	Apple, Inc.[1]	1,396,037
66,098	EMC Corp.[1]	1,388,719
35,779	Western Digital Corp.[1]	1,145,643

		3,930,399

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 1.8%
16,826	Fluor Corp.	$810,845
28,335	KBR, Inc.	719,709

		1,530,554

	Consumer Finance — 2.9%
28,086	American Express Co.	1,164,446
22,561	Capital One Financial Corp.	840,848
25,981	Discover Financial Services	458,565

		2,463,859

	Diversified Consumer Services — 0.7%
15,489	Apollo Group, Inc. — Class A1	580,528

	Diversified Financial Services — 2.2%
40,315	Moody’s Corp.	1,090,924
39,793	Nasdaq Stock Market, Inc. (The)[1]	836,449

		1,927,373

	Electric Utilities — 2.0%
36,040	DPL, Inc.	940,644
19,976	Exelon Corp.	815,420

		1,756,064

	Electronic Equipment, Instruments & Components — 1.0%
42,074	Molex, Inc.	854,102

	Energy Equipment & Services — 6.3%
7,012	Baker Hughes, Inc.	324,866
31,704	Cameron International Corp.[1]	1,387,050
45,604	Nabors Industries, Ltd.[1]	953,124
27,937	National Oilwell Varco, Inc.	1,501,893
39,575	Rowan Cos., Inc.[1]	1,302,017

		5,468,950

	Food & Staples Retailing — 1.0%
28,495	CVS Caremark Corp.	858,269

	Food Products — 3.0%
54,556	Del Monte Foods Co.	782,333
25,443	Hormel Foods Corp.	1,168,342
9,317	JM Smucker Co. (The)	598,897

		2,549,572

	Gas Utilities — 1.0%
51,233	Questar Corp.	869,424

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 4.9%
8,783	Aetna, Inc.	$262,261
24,076	AmerisourceBergen Corp.	790,174
23,996	CIGNA Corp.	844,419
46,294	Lincare Holdings, Inc.	1,213,829
16,533	McKesson Corp.	1,090,847

		4,201,530

	Hotels, Restaurants & Leisure — 1.7%
9,344	Marriott International, Inc. — Class A	346,195
40,862	Starbucks Corp.	1,163,750

		1,509,945

	Insurance — 3.1%
13,606	Aflac, Inc.	760,439
14,245	Assurant, Inc.	563,247
31,783	Lincoln National Corp.	778,048
26,086	Progressive Corp. (The)	551,980

		2,653,714

	Internet Software & Services — 2.9%
50,206	eBay, Inc.[1]	1,496,641
59,522	Yahoo!, Inc.[1]	982,708

		2,479,349

	IT Services — 2.3%
33,653	Amdocs, Ltd.[1]	1,032,474
59,326	Total System Services, Inc.	926,079

		1,958,553

	Machinery — 2.5%
9,340	Joy Global, Inc.	662,673
36,136	Timken Co. (The)	1,496,753

		2,159,426

	Media — 4.1%
44,411	Comcast Corp. — Class A	913,978
13,396	Disney (Walt) Co.	483,730
58,484	Gannett Co., Inc.	693,035
32,181	News Corp. — Class A	465,337
22,054	Omnicom Group, Inc.	969,494

		3,525,574

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 1.4%
29,423	Ameren Corp.	$852,678
19,473	NiSource, Inc.	337,078

		1,189,756

	Office Electronics — 1.4%
103,028	Xerox Corp.	1,205,428

	Oil, Gas & Consumable Fuels — 5.5%
8,679	Chevron Corp.	716,972
17,278	ConocoPhillips	1,026,313
18,599	Marathon Oil Corp.	661,566
24,474	Sunoco, Inc.	917,041
49,210	Valero Energy Corp.	883,320
26,251	Williams Cos., Inc.	564,922

		4,770,134

	Paper & Forest Products — 1.1%
12,386	Domtar Corp.	982,953

	Personal Products — 1.5%
20,688	Herbalife, Ltd.	1,321,136

	Pharmaceuticals — 3.8%
22,948	Eli Lilly & Co.	807,770
37,824	Endo Pharmaceuticals Holdings, Inc.[1]	1,389,654
33,806	Forest Laboratories, Inc.[1]	1,117,288

		3,314,712

	Real Estate Investment Trusts — 2.9%
27,104	Douglas Emmett, Inc.	486,246
47,344	Duke Realty Corp.	590,379
41,280	Hospitality Properties Trust	941,597
18,960	Weingarten Realty Investors	457,505

		2,475,727

	Road & Rail — 1.0%
19,681	Ryder System, Inc.	861,044

	Semiconductors & Semiconductor Equipment — 3.9%
45,259	Intel Corp.	908,348
55,310	Marvell Technology Group, Ltd.[1]	1,068,036
46,954	Texas Instruments, Inc.	1,388,430

		3,364,814

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 2.1%
76,314	Activision Blizzard, Inc.	$875,321
36,642	Microsoft Corp.	976,143

		1,851,464

	Specialty Retail — 3.2%
36,571	PetSmart, Inc.	1,368,852
13,187	Ross Stores, Inc.	777,901
13,749	TJX Cos., Inc. (The)	630,942

		2,777,695

	Textiles, Apparel & Luxury Goods — 0.7%
12,853	Coach, Inc.	642,650

	Thrifts & Mortgage Finance — 1.1%
57,391	New York Community Bancorp, Inc.	971,630

	Tobacco — 1.1%
14,674	Reynolds American, Inc.	952,343

	Wireless Telecommunication Services — 2.3%
28,026	Telephone & Data Systems, Inc.	976,145
22,171	United States Cellular Corp.[1]	1,030,065

		2,006,210

	TOTAL COMMON STOCKS (Cost $69,982,834)	86,256,720

Face
Amount

REPURCHASE AGREEMENT* — 0.2%
$179,345	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $179,345, due 11/1/10 (collateralized by a FHR security with a par value of $177,644, coupon rate of 4.000%, due 12/15/17, market value of $186,846)	179,345

	TOTAL REPURCHASE AGREEMENT (Cost $179,345)	179,345

TOTAL INVESTMENTS (Cost $70,162,179)[2]	100.0%	$86,436,065
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(7,863)

NET ASSETS	100.0%	$86,428,202

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $70,162,180.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Energy Equipment & Services	6.3%	$5,468,950
Oil, Gas & Consumable Fuels	5.5	4,770,134
Health Care Providers & Services	4.9	4,201,530
Computers & Peripherals	4.5	3,930,399
Aerospace & Defense	4.1	3,537,480
Media	4.1	3,525,574
Semiconductors & Semiconductor Equipment	3.9	3,364,814
Pharmaceuticals	3.8	3,314,712
Chemicals	3.5	3,036,415
Specialty Retail	3.2	2,777,695
Insurance	3.1	2,653,714
Food Products	3.0	2,549,572
Internet Software & Services	2.9	2,479,349
Real Estate Investment Trusts	2.9	2,475,727
Consumer Finance	2.9	2,463,859
Communications Equipment	2.5	2,161,861
Machinery	2.5	2,159,426
Biotechnology	2.4	2,106,380
Wireless Telecommunication Services	2.3	2,006,210
IT Services	2.3	1,958,553
Diversified Financial Services	2.2	1,927,373
Capital Markets	2.2	1,866,131
Software	2.1	1,851,464
Electric Utilities	2.0	1,756,064
Construction & Engineering	1.8	1,530,554
Hotels, Restaurants & Leisure	1.7	1,509,945
Personal Products	1.5	1,321,136
Office Electronics	1.4	1,205,428
Multi-Utilities	1.4	1,189,756
Automobiles	1.3	1,127,521
Paper & Forest Products	1.1	982,953
Thrifts & Mortgage Finance	1.1	971,630
Tobacco	1.1	952,343
Airlines	1.1	909,770
Gas Utilities	1.0	869,424
Road & Rail	1.0	861,044
Food & Staples Retailing	1.0	858,269
Electronic Equipment, Instruments & Components	1.0	854,102
Beverages	1.0	850,754

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Commercial Banks	0.8%	$695,527
Textiles, Apparel & Luxury Goods	0.7	642,650
Diversified Consumer Services	0.7	580,528

TOTAL COMMON STOCKS	99.8%	$86,256,720
REPURCHASE AGREEMENTS	0.2	179,345

TOTAL INVESTMENTS	100.0%	$86,436,065

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 5.6%
25,267	Honeywell International, Inc.	$1,190,328
12,348	Lockheed Martin Corp.	880,289
9,946	United Technologies Corp.	743,663

		2,814,280

	Airlines — 2.2%
79,676	Southwest Airlines Co.	1,096,342

	Automobiles — 1.4%
22,256	Harley-Davidson, Inc.	682,814

	Beverages — 1.6%
21,700	Dr Pepper Snapple Group, Inc.	793,135

	Biotechnology — 2.2%
7,826	Amgen, Inc.[1]	447,569
10,293	Biogen Idec, Inc.[1]	645,474

		1,093,043

	Chemicals — 3.2%
11,641	Lubrizol Corp. (The)	1,193,086
19,181	RPM International, Inc.	397,239

		1,590,325

	Communications Equipment — 6.6%
41,478	Cisco Systems, Inc.[1]	946,943
20,798	Corning, Inc.	380,187
32,026	Juniper Networks, Inc.[1]	1,037,322
27,888	Polycom, Inc.[1]	942,057

		3,306,509

	Computers & Peripherals — 8.3%
4,938	Apple, Inc.[1]	1,485,696
46,376	EMC Corp.[1]	974,360
43,040	NCR Corp.[1]	590,509
34,024	Western Digital Corp.[1]	1,089,448

		4,140,013

	Construction & Engineering — 2.9%
31,170	Chicago Bridge & Iron Co. NV1	785,796
17,128	Jacobs Engineering Group, Inc.[1]	661,312

		1,447,108

	Consumer Finance — 2.0%
24,349	American Express Co.	1,009,510

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 2.2%
18,086	Apollo Group, Inc. — Class A1	$677,863
8,531	DeVry, Inc.	408,294

		1,086,157

	Diversified Financial Services — 1.1%
20,525	Moody’s Corp.	555,407

	Diversified Telecommunication Services — 1.6%
90,695	Frontier Communications Corp.	796,302

	Energy Equipment & Services — 4.4%
51,518	Nabors Industries, Ltd.[1]	1,076,726
68,207	Weatherford International, Ltd.[1]	1,146,560

		2,223,286

	Food & Staples Retailing — 1.5%
14,077	Wal-Mart Stores, Inc.	762,551

	Health Care Providers & Services — 5.6%
25,826	AmerisourceBergen Corp.	847,609
11,713	Cardinal Health, Inc.	406,324
39,942	Lincare Holdings, Inc.	1,047,279
7,670	McKesson Corp.	506,067

		2,807,279

	Hotels, Restaurants & Leisure — 1.1%
12,500	Brinker International, Inc.	231,750
8,040	Marriott International, Inc. — Class A	297,882

		529,632

	Internet Software & Services — 6.4%
24,744	Akamai Technologies, Inc.[1]	1,278,522
26,885	eBay, Inc.[1]	801,442
68,108	Yahoo!, Inc.[1]	1,124,463

		3,204,427

	IT Services — 4.1%
18,318	Cognizant Technology Solutions Corp. — Class A1	1,194,150
53,649	Total System Services, Inc.	837,461

		2,031,611

	Life Sciences Tools & Services — 1.1%
10,812	Life Technologies Corp.[1]	542,546

	Machinery — 1.5%
17,994	Timken Co. (The)	745,312

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 2.3%
6,598	DIRECTV — Class A1	$286,749
26,356	Interpublic Group of Cos., Inc. (The)[1]	272,785
13,038	Omnicom Group, Inc.	573,150

		1,132,684

	Metals & Mining — 2.0%
10,808	Freeport-McMoran Copper & Gold Inc.	1,023,301

	Multi-line Retail — 0.7%
6,811	Dollar Tree, Inc.[1]	349,472

	Oil, Gas & Consumable Fuels — 6.1%
18,410	ConocoPhillips	1,093,554
13,088	Exxon Mobil Corp.	869,959
50,802	Williams Cos., Inc.	1,093,259

		3,056,772

	Personal Products — 2.7%
21,081	Herbalife, Ltd.	1,346,233

	Real Estate Investment Trusts — 1.1%
23,952	Apartment Investment & Management Co. — Class A	558,321

	Real Estate Management & Development — 0.5%
12,730	CB Richard Ellis Group, Inc. — Class A1	233,596

	Semiconductors & Semiconductor Equipment — 5.1%
39,715	Broadcom Corp. — Class A	1,617,989
46,588	Intel Corp.	935,021

		2,553,010

	Software — 4.0%
66,642	Activision Blizzard, Inc.	764,384
14,237	Autodesk, Inc.[1]	515,095
28,151	Microsoft Corp.	749,942

		2,029,421

	Specialty Retail — 5.2%
38,089	PetSmart, Inc.	1,425,671
5,398	Ross Stores, Inc.	318,428
19,232	TJX Cos., Inc. (The)	882,557

		2,626,656

	Textiles, Apparel & Luxury Goods — 0.9%
8,915	Coach, Inc.	445,750

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 2.2%
44,232	Altria Group, Inc.	$1,124,377

	TOTAL COMMON STOCKS (Cost $40,372,617)	49,737,182

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$311,960	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $311,960 due 11/1/10, (collateralized by a FHR security with a par value of $306,152 coupon rate of 4.000%, due 12/15/17, market value of $322,012)	311,960

	TOTAL REPURCHASE AGREEMENT (Cost $311,960)	311,960

TOTAL INVESTMENTS (Cost $40,684,577)[2]	100.0%	$50,049,142
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(8,952)

NET ASSETS	100.0%	$50,040,190

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $40,702,096.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	8.3%	$4,140,013
Communications Equipment	6.6	3,306,509
Internet Software & Services	6.4	3,204,427
Oil, Gas & Consumable Fuels	6.1	3,056,772
Aerospace & Defense	5.6	2,814,280
Health Care Providers & Services	5.6	2,807,279
Specialty Retail	5.2	2,626,656
Semiconductors & Semiconductor Equipment	5.1	2,553,010
Energy Equipment & Services	4.4	2,223,286
IT Services	4.1	2,031,611
Software	4.0	2,029,421
Chemicals	3.2	1,590,325
Construction & Engineering	2.9	1,447,108
Personal Products	2.7	1,346,233
Media	2.3	1,132,684
Tobacco	2.2	1,124,377
Airlines	2.2	1,096,342
Biotechnology	2.2	1,093,043
Diversified Consumer Services	2.2	1,086,157
Metals & Mining	2.0	1,023,301
Consumer Finance	2.0	1,009,510
Diversified Telecommunication Services	1.6	796,302
Beverages	1.6	793,135
Food & Staples Retailing	1.5	762,551
Machinery	1.5	745,312
Automobiles	1.4	682,814
Real Estate Investment Trusts	1.1	558,321
Diversified Financial Services	1.1	555,407
Life Sciences Tools & Services	1.1	542,546
Hotels, Restaurants & Leisure	1.1	529,632
Textiles, Apparel & Luxury Goods	0.9	445,750
Multi-line Retail	0.7	349,472
Real Estate Management & Development	0.5	233,596

TOTAL COMMON STOCKS	99.4%	$49,737,182
REPURCHASE AGREEMENTS	0.6	311,960

TOTAL INVESTMENTS	100.0%	$50,049,142

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 94.6%

	Aerospace & Defense — 2.6%
2,103	General Dynamics Corp.	$143,256
2,440	Northrop Grumman Corp.	154,233

		297,489

	Air Freight & Logistics — 0.9%
1,920	Atlas Air Worldwide Holdings, Inc.[1,2]	100,339

	Auto Components — 1.4%
3,540	TRW Automotive Holdings Corp.[1,2]	161,743

	Biotechnology — 3.6%
2,440	Cephalon, Inc.[1,2]	162,113
7,020	Martek Biosciences Corp.[1,2]	154,089
4,820	Myriad Genetics, Inc.[1,2]	96,063

		412,265

	Capital Markets — 1.4%
3,040	Ameriprise Financial, Inc.	157,138

	Chemicals — 2.8%
3,440	Ashland, Inc.	177,607
1,140	Minerals Technologies, Inc.	66,884
980	PPG Industries, Inc.[2]	75,166

		319,657

	Commercial Banks — 5.2%
6,360	Community Bank System, Inc.[2]	148,633
8,360	First Financial Bancorp[2]	140,782
17,500	FNB Corp.[2]	148,750
6,850	Trustmark Corp.[2]	151,317

		589,482

	Commercial Services & Supplies — 2.1%
8,022	R.R. Donnelley & Sons Co.[2]	148,006
10,160	Steelcase, Inc. — Class A2	85,445

		233,451

	Communications Equipment — 1.1%
18,640	Tellabs, Inc.	127,125

	Computers & Peripherals — 1.3%
500	Apple, Inc.[1]	150,435

	Construction & Engineering — 0.8%
3,796	KBR, Inc.	96,418

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Finance — 4.8%
1,540	Capital One Financial Corp.[2]	$57,396
4,560	Cash America International, Inc.[2]	160,649
6,980	Ezcorp, Inc. — Class A1,2	149,930
4,120	World Acceptance Corp.[1,2]	177,778

		545,753

	Diversified Consumer Services — 1.5%
2,811	Apollo Group, Inc. — Class A1,2	105,356
11,447	Corinthian Colleges, Inc.[1,2]	59,754

		165,110

	Diversified Telecommunication Services — 2.2%
10,670	Frontier Communications Corp.[2]	93,683
4,960	Verizon Communications, Inc.[2]	161,051

		254,734

	Electric Utilities — 1.3%
4,000	Edison International	147,600

	Electronic Equipment, Instruments & Components — 3.8%
9,540	AVX Corp.	136,804
8,220	Ingram Micro, Inc. — Class A1	145,165
4,780	Insight Enterprises, Inc.[1]	72,274
1,750	Tech Data Corp.[1]	75,232

		429,475

	Energy Equipment & Services — 1.3%
2,000	Atwood Oceanics, Inc.[1,2]	65,020
2,680	Rowan Cos., Inc.[1,2]	88,172

		153,192

	Food & Staples Retailing — 2.8%
3,760	BJ’s Wholesale Club, Inc.[1,2]	156,905
7,000	Safeway, Inc.[2]	160,300

		317,205

	Food Products — 1.2%
5,560	Del Monte Foods Co.	79,730
3,340	Tyson Foods, Inc. — Class A	51,937

		131,667

	Gas Utilities — 2.3%
2,300	Energen Corp.	102,672
3,240	Nicor, Inc.[2]	154,321

		256,993

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 0.8%
1,940	Zimmer Holdings, Inc.[1]	$92,034

	Health Care Providers & Services — 3.0%
4,980	Aetna, Inc.	148,703
2,200	McKesson Corp.	145,156
1,580	Patterson Cos., Inc.[2]	43,687

		337,546

	Hotels, Restaurants & Leisure — 1.3%
6,020	Ruby Tuesday, Inc.[1,2]	72,842
2,620	Wyndham Worldwide Corp.	75,325

		148,167

	Household Durables — 1.8%
6,840	American Greetings Corp. — Class A2	132,491
1,220	Mohawk Industries, Inc.[1,2]	69,955

		202,446

	Independent Power Producers & Energy Traders — 1.2%
4,340	Constellation Energy Group, Inc.	131,242

	Insurance — 2.6%
1,080	Aflac, Inc.	60,361
1,940	American Financial Group, Inc.	59,325
1,020	Chubb Corp. (The)	59,180
2,900	Progressive Corp. (The)	61,364
2,680	Unum Group[2]	60,086

		300,316

	Internet Software & Services — 2.2%
2,494	AOL, Inc.[1,2]	66,540
6,060	eBay, Inc.[1,2]	180,648

		247,188

	IT Services — 2.6%
2,500	Amdocs, Ltd.[1]	76,700
8,940	SAIC, Inc.[1,2]	138,927
5,000	TeleTech Holdings, Inc.[1,2]	75,900

		291,527

	Life Sciences Tools & Services — 3.5%
4,653	PerkinElmer, Inc.[2]	109,113
6,140	Pharmaceutical Product Development, Inc.	158,473
2,600	Thermo Fisher Scientific, Inc.[1]	133,692

		401,278

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 2.1%
2,380	AGCO Corp.[1]	$101,078
3,680	Crane Co.	140,797

		241,875

	Media — 5.1%
6,300	CBS Corp. — Class B2	106,659
8,020	Comcast Corp. — Class A	165,052
3,640	DIRECTV — Class A1	158,194
12,640	Gannett Co., Inc.[2]	149,784

		579,689

	Multi-line Retail — 3.1%
3,980	Big Lots, Inc.[1,2]	124,852
3,038	Dollar Tree, Inc.[1,2]	155,880
2,920	Macy’s, Inc.	69,029

		349,761

	Oil, Gas & Consumable Fuels — 3.5%
1,460	Anadarko Petroleum Corp.	89,892
1,860	Chevron Corp.	153,655
2,540	ConocoPhillips	150,876

		394,423

	Paper & Forest Products — 3.0%
1,440	Domtar Corp.[2]	114,278
6,580	International Paper Co.	166,343
2,400	MeadWestvaco Corp.	61,752

		342,373

	Pharmaceuticals — 0.9%
3,380	Medicis Pharmaceutical Corp. — Class A2	100,555

	Professional Services — 1.4%
9,120	Korn/Ferry International[1,2]	160,786

	Real Estate Investment Trusts — 0.6%
2,920	Hospitality Properties Trust[2]	66,605

	Semiconductors & Semiconductor Equipment — 3.5%
7,920	Intel Corp.	158,954
5,380	Intersil Corp. — Class A2	70,424
5,620	Texas Instruments, Inc.[2]	166,184

		395,562

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 2.9%
7,140	CA, Inc.	$165,719
6,340	Quest Software, Inc.[1,2]	165,918

		331,637

	Specialty Retail — 1.4%
2,820	Ltd. Brands, Inc.[2]	82,880
1,560	TJX Cos., Inc. (The)	71,588

		154,468

	Textiles, Apparel & Luxury Goods — 1.2%
2,560	Warnaco Group (The), Inc.[1]	135,962

	Thrifts & Mortgage Finance — 2.5%
14,760	Brookline Bancorp, Inc.[2]	143,763
11,080	Provident Financial Services, Inc.[2]	140,051

		283,814

	TOTAL COMMON STOCKS (Cost $9,292,053)	10,736,525

Face
Amount

REPURCHASE AGREEMENT* — 4.3%
$485,646	With State Street Bank & Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $485,646 due 11/1/10, (collateralized by a FHR security with a par value of $472,457, coupon rate of 4.000%, due 12/15/17, market value of $496,932)	485,646

	TOTAL REPURCHASE AGREEMENTS (Cost $485,646)	485,646

INVESTMENT OF SECURITY LENDING COLLATERAL* — 32.0%
3,626,047	State Street Navigator Securities Lending Prime Portfolio	3,626,047

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,626,047)	3,626,047

TOTAL LONG INVESTMENTS (Cost $13,403,746)	130.9%	$14,848,218

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (59.4)%

	Biotechnology — (4.0)%
(5,620)	Human Genome Sciences, Inc.[1]	$(151,065)
(15,720)	Isis Pharmaceuticals, Inc.[1]	(143,681)
(4,076)	Vertex Pharmaceuticals, Inc.[1]	(156,233)

		(450,979)

	Capital Markets — (2.0)%
(3,015)	Northern Trust Corp.	(149,634)
(760)	OptionsXpress Holdings, Inc.[1]	(12,137)
(2,240)	Piper Jaffray Cos.[1]	(69,373)

		(231,144)

	Chemicals — (2.0)%
(2,360)	Monsanto Co.	(140,231)
(1,140)	Mosaic Co. (The)	(83,403)

		(223,634)

	Commercial Banks — (5.6)%
(4,460)	Hancock Holding Co.	(140,133)
(2,480)	IBERIABANK Corp.	(129,084)
(1,840)	MB Financial, Inc.	(27,398)
(6,860)	Oriental Financial Group	(90,758)
(28,380)	Sterling Bancshares Inc.	(152,968)
(11,500)	Whitney Holding Corp.	(95,220)

		(635,561)

	Commercial Services & Supplies — (1.4)%
(2,240)	Clean Harbors, Inc.[1]	(157,920)

	Communications Equipment — (1.2)%
(2,540)	Loral Space & Communications, Inc.[1]	(141,300)

	Consumer Finance — (1.3)%
(6,140)	Dollar Financial Corp.[1]	(153,623)

	Distributors — (1.4)%
(7,100)	LKQ Corp.[1]	(154,354)

	Diversified Financial Services — (2.2)%
(6,000)	Leucadia National Corp.[1]	(152,520)
(3,140)	Pico Holdings, Inc.[1]	(96,524)

		(249,044)

	Diversified Telecommunication Services — (0.4)%
(4,040)	Alaska Communications Systems Group, Inc.	(40,521)

	Electrical Equipment — (1.4)%
(3,140)	Acuity Brands, Inc.	(157,220)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food Products — (1.1)%
(3,820)	Green Mountain Coffee Roasters, Inc.[1]	$(126,022)

	Gas Utilities — (1.2)%
(3,592)	EQT Corp.	(134,484)

	Health Care Equipment & Supplies — (2.1)%
(2,380)	Beckman Coulter, Inc.	(126,711)
(1,960)	DexCom, Inc.[1]	(26,950)
(4,220)	NxStage Medical, Inc.[1]	(85,075)

		(238,736)

	Hotels, Restaurants & Leisure — (3.5)%
(5,060)	International Speedway Corp. — Class A	(115,571)
(11,660)	Pinnacle Entertainment, Inc.[1]	(149,248)
(2,980)	WMS Industries, Inc.[1]	(130,017)

		(394,836)

	Household Durables — (1.4)%
(8,580)	Toll Brothers, Inc.[1]	(153,925)

	Industrial Conglomerates — (1.3)%
(6,980)	Otter Tail Corp.	(143,230)

	Insurance — (1.2)%
(400)	Markel Corp.[1]	(134,008)

	Internet Software & Services — (1.0)%
(4,680)	GSI Commerce, Inc.[1]	(114,285)

	IT Services — (0.7)%
(3,920)	TNS, Inc.[1]	(75,029)

	Life Sciences Tools & Services — (1.3)%
(2,680)	Illumina, Inc.[1]	(145,551)

	Media — (4.1)%
(4,480)	DreamWorks Animation SKG, Inc. — Class A1	(158,144)
(2,560)	Liberty Media Corp. — Capital Series A1	(147,302)
(3,240)	Morningstar, Inc.[1]	(158,177)

		(463,623)

	Metals & Mining — (2.5)%
(4,680)	Commercial Metals Co.	(64,959)
(1,120)	Compass Minerals International, Inc.	(88,334)
(3,300)	Nucor Corp.	(126,126)

		(279,419)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Oil, Gas & Consumable Fuels — (1.0)%
(600)	EOG Resources, Inc.	$(57,432)
(1,520)	Range Resources Corp.	(56,833)

		(114,265)

	Pharmaceuticals — (1.1)%
(3,380)	Salix Pharmaceuticals, Ltd.[1]	(127,865)

	Professional Services — (1.3)%
(2,066)	Dun & Bradstreet Corp. (The)	(153,731)

	Road & Rail — (0.3)%
(1,140)	Old Dominion Freight Line, Inc.[1]	(31,977)

	Semiconductors & Semiconductor Equipment — (0.7)%
(8,660)	Formfactor, Inc.[1]	(84,262)

	Software — (4.5)%
(2,820)	Concur Technologies, Inc.[1]	(145,568)
(3,000)	Pegasystems, Inc.	(81,150)
(4,740)	Taleo Corp. — Class A1	(135,991)
(3,540)	Ultimate Software Group, Inc.[1]	(146,485)

		(509,194)

	Specialty Retail — (1.3)%
(23,200)	Bebe Stores, Inc.	(152,192)

	Textiles, Apparel & Luxury Goods — (1.2)%
(2,720)	Columbia Sportswear Co.	(142,120)

	Thrifts & Mortgage Finance — (1.1)%
(9,780)	People’s United Financial, Inc.	(120,392)

	Water and Sewer — (2.0)%
(4,200)	American States Water Co.	(156,870)
(1,861)	California Water Service Group	(69,490)

		(226,360)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Wireless Telecommunication Services — (0.6)%
(1,800)	SBA Communications Corp.[1]	$(70,668)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(6,951,831))	(6,731,474)

TOTAL SHORT INVESTMENTS (Proceeds $(6,951,831))	(59.4)%	$(6,731,474)

TOTAL INVESTMENTS (Cost $6,451,915)[3]	71.5%	$8,116,744
OTHER ASSETS IN EXCESS OF LIABILITIES	28.5	3,227,443

NET ASSETS	100.0%	$11,344,187

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $6,506,217.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Commercial Banks	5.2%	$589,482
Media	5.1	579,689
Consumer Finance	4.8	545,753
Electronic Equipment, Instruments & Components	3.8	429,475
Biotechnology	3.6	412,265
Life Sciences Tools & Services	3.5	401,278
Semiconductors & Semiconductor Equipment	3.5	395,562
Oil, Gas & Consumable Fuels	3.5	394,423
Multi-line Retail	3.1	349,761
Paper & Forest Products	3.0	342,373
Health Care Providers & Services	3.0	337,546
Software	2.9	331,637
Chemicals	2.8	319,657
Food & Staples Retailing	2.8	317,205
Insurance	2.6	300,316
Aerospace & Defense	2.6	297,489
IT Services	2.6	291,527
Thrifts & Mortgage Finance	2.5	283,814
Gas Utilities	2.3	256,993
Diversified Telecommunication Services	2.2	254,734
Internet Software & Services	2.2	247,188
Machinery	2.1	241,875
Commercial Services & Supplies	2.1	233,451
Household Durables	1.8	202,446
Diversified Consumer Services	1.5	165,110
Auto Components	1.4	161,743
Professional Services	1.4	160,786
Capital Markets	1.4	157,138
Specialty Retail	1.4	154,468
Energy Equipment & Services	1.3	153,192
Computers & Peripherals	1.3	150,435
Hotels, Restaurants & Leisure	1.3	148,167
Electric Utilities	1.3	147,600
Textiles, Apparel & Luxury Goods	1.2	135,962
Food Products	1.2	131,667
Independent Power Producers & Energy Traders	1.2	131,242
Communications Equipment	1.1	127,125
Pharmaceuticals	0.9	100,555

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Air Freight & Logistics	0.9%	$100,339
Construction & Engineering	0.8	96,418
Health Care Equipment & Supplies	0.8	92,034
Real Estate Investment Trusts	0.6	66,605
Short Positions:
Road & Rail	(0.3)	(31,977)
Diversified Telecommunication Services	(0.4)	(40,521)
Wireless Telecommunication Services	(0.6)	(70,668)
IT Services	(0.7)	(75,029)
Semiconductors & Semiconductor Equipment	(0.7)	(84,262)
Oil, Gas & Consumable Fuels	(1.0)	(114,265)
Internet Software & Services	(1.0)	(114,285)
Thrifts & Mortgage Finance	(1.1)	(120,392)
Food Products	(1.1)	(126,022)
Pharmaceuticals	(1.1)	(127,865)
Insurance	(1.2)	(134,008)
Gas Utilities	(1.2)	(134,484)
Communications Equipment	(1.2)	(141,300)
Textiles, Apparel & Luxury Goods	(1.2)	(142,120)
Industrial Conglomerates	(1.3)	(143,230)
Life Sciences Tools & Services	(1.3)	(145,551)
Specialty Retail	(1.3)	(152,192)
Consumer Finance	(1.3)	(153,623)
Professional Services	(1.3)	(153,731)
Household Durables	(1.4)	(153,925)
Distributors	(1.4)	(154,354)
Electrical Equipment	(1.4)	(157,220)
Commercial Services & Supplies	(1.4)	(157,920)
Chemicals	(2.0)	(223,634)
Water and Sewer	(2.0)	(226,360)
Capital Markets	(2.0)	(231,144)
Health Care Equipment & Supplies	(2.1)	(238,736)
Diversified Financial Services	(2.2)	(249,044)
Metals & Mining	(2.5)	(279,419)
Hotels, Restaurants & Leisure	(3.5)	(394,836)
Biotechnology	(4.0)	(450,979)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Media	(4.1)%	$(463,623)
Software	(4.5)	(509,194)
Commercial Banks	(5.6)	(635,561)

TOTAL COMMON STOCKS	35.2%	$4,005,051
REPURCHASE AGREEMENT	4.3	485,646
INVESTMENTS OF SECURITY LENDING COLLATERAL	32.0	3,626,047

TOTAL INVESTMENTS	71.5%	$8,116,744

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

COMMON STOCKS* — 125.5%

	Aerospace & Defense — 3.0%
2,320	L-3 Communications Holdings, Inc.	$167,481
7,360	Northrop Grumman Corp.[1,2]	465,226
8,880	Raytheon Co.	409,190

		1,041,897

	Air Freight & Logistics — 1.2%
8,100	Atlas Air Worldwide Holdings, Inc.[2,3]	423,306

	Auto Components — 0.6%
4,680	Fuel Systems Solutions, Inc.[3]	191,786

	Biotechnology — 1.4%
7,000	Cephalon, Inc.[1,2,3]	465,080

	Capital Markets — 0.8%
4,960	Ameriprise Financial, Inc.[1,2]	256,382

	Chemicals — 3.7%
5,120	Ashland, Inc.	264,345
2,351	Eastman Chemical Co.	184,718
4,830	Lubrizol Corp. (The)	495,027
5,600	Minerals Technologies, Inc.	328,552

		1,272,642

	Commercial Banks — 1.2%
17,540	Community Bank System, Inc.[1,2]	409,910

	Commercial Services & Supplies — 1.5%
6,420	Corrections Corp. of America[1,2,3]	164,801
18,000	R.R. Donnelley & Sons Co.[2]	332,100

		496,901

	Communications Equipment — 1.9%
30,080	Arris Group, Inc.[1,2,3]	280,045
54,020	Tellabs, Inc.[1]	368,416

		648,461

	Computers & Peripherals — 4.0%
2,080	Apple, Inc.[3]	625,810
9,067	Hewlett-Packard Co.	381,358
11,646	Western Digital Corp.[3]	372,905

		1,380,073

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 3.0%
15,320	EMCOR Group, Inc.[1,2,3]	$396,022
8,980	KBR, Inc.	228,092
10,070	URS Corp.[3]	392,025

		1,016,139

	Consumer Finance — 3.6%
3,980	Capital One Financial Corp.	148,335
11,564	Cash America International, Inc.[1,2]	407,400
14,407	Ezcorp, Inc. — Class A1,2,3	309,462
8,400	World Acceptance Corp.[1,2,3]	362,460

		1,227,657

	Diversified Consumer Services — 0.2%
2,936	Career Education Corp.[1,2,3]	51,498

	Diversified Telecommunication Services — 1.4%
13,980	AT&T, Inc.	398,430
2,980	Verizon Communications, Inc.[1]	96,761

		495,191

	Electric Utilities — 2.5%
12,117	Edison International	447,117
10,400	Exelon Corp.[1,2]	424,528

		871,645

	Electrical Equipment — 1.3%
8,040	A. O. Smith Corp.[1]	450,481

	Electronic Equipment, Instruments & Components — 2.4%
13,280	Arrow Electronics, Inc.[3]	393,221
24,740	Ingram Micro, Inc. — Class A3	436,908

		830,129

	Energy Equipment & Services — 3.8%
10,049	Baker Hughes, Inc.[1,2]	465,570
11,830	National Oilwell Varco, Inc.	635,981
6,100	Rowan Cos., Inc.[2,3]	200,690

		1,302,241

	Food & Staples Retailing — 3.6%
10,400	BJ’s Wholesale Club, Inc.[2,3]	433,992
8,100	Casey’s General Stores, Inc.[2]	335,826
20,780	Safeway, Inc.	475,862

		1,245,680

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 3.1%
30,460	Darling International, Inc.[1,2,3]	$304,904
24,320	Del Monte Foods Co.	348,749
26,980	Tyson Foods, Inc. — Class A1	419,539

		1,073,192

	Gas Utilities — 1.7%
11,155	AGL Resources, Inc.	437,945
3,500	Energen Corp.	156,240

		594,185

	Health Care Equipment & Supplies — 3.1%
27,700	Align Technology, Inc.[2,3]	471,731
7,880	Cooper Cos., Inc. (The)	388,799
4,460	Zimmer Holdings, Inc.[3]	211,583

		1,072,113

	Health Care Providers & Services — 2.6%
11,320	Aetna, Inc.	338,015
2,700	CIGNA Corp.	95,013
5,161	Humana, Inc.[3]	300,835
2,660	McKesson Corp.	175,507

		909,370

	Hotels, Restaurants & Leisure — 1.6%
10,684	Starbucks Corp.	304,280
8,386	Wyndham Worldwide Corp.	241,098

		545,378

	Household Durables — 0.2%
3,601	American Greetings Corp. — Class A2	69,751

	Independent Power Producers & Energy Traders — 1.2%
13,717	Constellation Energy Group, Inc.	414,802

	Insurance — 11.8%
8,740	Aflac, Inc.	488,478
8,100	American Financial Group, Inc.	247,698
4,220	Arch Capital Group, Ltd.[1,2,3]	364,566
7,348	Aspen Insurance Holdings, Ltd.	208,463
10,140	Assurant, Inc.[1,2]	400,935
8,085	Chubb Corp. (The)[1]	469,092
15,600	CNA Financial Corp.[1,2,3]	432,432
18,654	Progressive Corp. (The)	394,719
4,237	Prudential Financial, Inc.	222,781

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

4,567	Torchmark Corp.[1,2]	$261,598
3,060	Travelers Cos., Inc. (The)	168,912
16,820	Unitrin, Inc.	408,726

		4,068,400

	Internet Software & Services — 2.9%
51,972	Earthlink, Inc.[1,2]	467,228
17,549	eBay, Inc.[1,2,3]	523,136

		990,364

	IT Services — 4.9%
14,677	Amdocs, Ltd.[3]	450,290
9,072	Computer Sciences Corp.	444,982
24,480	SAIC, Inc.[1,3]	380,419
27,953	TeleTech Holdings, Inc.[1,2,3]	424,327

		1,700,018

	Life Sciences Tools & Services — 1.4%
9,080	Thermo Fisher Scientific, Inc.[3]	466,894

	Machinery — 2.2%
8,900	AGCO Corp.[1,2,3]	377,983
5,460	Timken Co. (The)[1]	226,153
6,874	Trinity Industries, Inc.[1,2]	156,246

		760,382

	Media — 5.1%
10,240	CBS Corp. — Class B1,2	173,363
14,620	Comcast Corp. — Class A	300,879
10,900	DIRECTV — Class A3	473,714
29,080	News Corp. — Class A	420,497
12,121	Time Warner, Inc.	394,054

		1,762,507

	Multi-line Retail — 4.1%
13,120	Big Lots, Inc.[1,2,3]	411,574
9,300	Dollar Tree, Inc.[2,3]	477,183
22,440	Macy’s, Inc.	530,482

		1,419,239

	Office Electronics — 1.3%
38,960	Xerox Corp.	455,832

	Oil, Gas & Consumable Fuels — 8.6%
5,805	Chevron Corp.[1]	479,551
7,532	ConocoPhillips	447,401

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

6,680	Exxon Mobil Corp.	$444,020
11,544	Marathon Oil Corp.	410,620
7,880	Murphy Oil Corp.[1,2]	513,461
4,598	Peabody Energy Corp.[1]	243,234
11,120	Sunoco, Inc.[2]	416,666

		2,954,953

	Paper & Forest Products — 2.9%
2,535	Domtar Corp.	201,178
17,418	International Paper Co.	440,327
13,897	MeadWestvaco Corp.	357,570

		999,075

	Personal Products — 1.1%
11,987	Nu Skin Enterprises, Inc. — Class A1,2	366,802

	Pharmaceuticals — 5.7%
14,260	Endo Pharmaceuticals Holdings, Inc.[3]	523,912
13,906	Forest Laboratories, Inc.[3]	459,593
14,800	Par Pharmaceutical Cos., Inc.[1,2,3]	481,148
31,160	Viropharma, Inc.[3]	509,778

		1,974,431

	Real Estate Investment Trusts — 6.4%
17,900	Apartment Investment & Management Co. — Class A1,2	417,249
30,480	CBL & Associates Properties, Inc.[1,2]	477,927
28,320	Colonial Properties Trust[1,2]	507,778
15,800	Extra Space Storage, Inc.[1,2]	255,960
16,320	Hospitality Properties Trust[1]	372,259
19,440	U-Store-It Trust[1]	167,378

		2,198,551

	Semiconductors & Semiconductor Equipment — 3.3%
22,600	Intel Corp.	453,582
8,400	Skyworks Solutions, Inc.[1,2,3]	192,444
17,080	Texas Instruments, Inc.[1,2]	505,056

		1,151,082

	Software — 2.9%
6,920	CA, Inc.	160,613
43,740	TIBCO Software, Inc.[2,3]	840,683

		1,001,296

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 3.4%
20,733	Gap, Inc. (The)[1]	$394,134
4,255	PetSmart, Inc.[1,2]	159,265
14,700	Rent-A-Center, Inc.[1,2]	369,558
5,660	TJX Cos., Inc. (The)	259,737

		1,182,694

	Textiles, Apparel & Luxury Goods — 1.9%
2,006	Coach, Inc.[1,2]	100,300
10,660	Warnaco Group (The), Inc.[1,3]	566,153

		666,453

	Wireless Telecommunication Services — 1.0%
10,000	Telephone & Data Systems, Inc.[2]	348,300

	TOTAL COMMON STOCKS (Cost $36,421,572)	43,223,163

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$384,905	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $384,905, due 11/1/10 (collateralized by a FHR security with a par value of $374,187, coupon rate of 4.000%, due 12/15/17, market value of $393,570)	384,905

	TOTAL REPURCHASE AGREEMENT (Cost $384,905)	384,905

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.6%
1,591,001	State Street Navigator Securities Lending Portfolio	1,591,001

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,591,001)	1,591,001

TOTAL LONG INVESTMENTS (Cost $38,397,478)	131.2%	$45,199,069

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (26.6)%

	Beverages — (0.3)%
(1,822)	Brown-Forman Corp. — Class B	$(110,796)

	Biotechnology — (0.8)%
(3,132)	Human Genome Sciences, Inc.[3]	(84,188)
(3,730)	Regeneron Pharmaceuticals, Inc.[3]	(97,278)
(2,723)	Vertex Pharmaceuticals, Inc.[3]	(104,373)

		(285,839)

	Capital Markets — (1.6)%
(839)	BlackRock, Inc.	(143,461)
(8,760)	Charles Schwab Corp. (The)	(134,904)
(2,860)	Morgan Stanley	(71,128)
(2,050)	Northern Trust Corp.	(101,741)
(3,295)	Piper Jaffray Cos.[3]	(102,046)

		(553,280)

	Chemicals — (0.6)%
(1,718)	Monsanto Co.	(102,083)
(1,566)	Mosaic Co. (The)	(114,569)

		(216,652)

	Commercial Banks — (0.7)%
(9,820)	Associated Banc-Corp	(124,419)
(2,400)	IBERIABANK Corp.	(124,920)

		(249,339)

	Commercial Services & Supplies — (0.7)%
(3,505)	Clean Harbors, Inc.[3]	(247,102)

	Consumer Finance — (0.4)%
(5,500)	Dollar Financial Corp.[3]	(137,610)

	Distributors — (0.3)%
(5,378)	LKQ Corp.[3]	(116,918)

	Diversified Financial Services — (0.7)%
(349)	CME Group, Inc.	(101,088)
(4,700)	Leucadia National Corp.[3]	(119,474)

		(220,562)

	Gas Utilities — (0.4)%
(3,340)	New Jersey Resources Corp.	(135,237)

	Health Care Equipment & Supplies — (1.9)%
(2,760)	Beckman Coulter, Inc.	(146,942)
(5,260)	Conmed Corp.[3]	(115,773)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Equipment & Supplies — (Continued)

(8,500)	DexCom, Inc.[3]	$(116,875)
(2,300)	Hospira, Inc.[3]	(136,804)
(7,225)	NxStage Medical, Inc.[3]	(145,656)

		(662,050)

	Hotels, Restaurants & Leisure — (1.2)%
(2,727)	Bally Technologies, Inc.[3]	(98,390)
(3,036)	International Speedway Corp. — Class A	(69,342)
(11,680)	Pinnacle Entertainment, Inc.[3]	(149,504)
(2,292)	WMS Industries, Inc.[3]	(100,000)

		(417,236)

	Household Durables — (0.6)%
(3,705)	MDC Holdings, Inc.	(95,404)
(164)	NVR, Inc.[3]	(102,895)

		(198,299)

	Household Products — (0.8)%
(2,020)	Church & Dwight, Inc.	(133,017)
(2,000)	Clorox Co.	(133,100)

		(266,117)

	Industrial Conglomerates — (0.3)%
(5,444)	Otter Tail Corp.	(111,711)

	Insurance — (0.4)%
(380)	Markel Corp.[3]	(127,308)

	Internet Software & Services — (0.3)%
(4,111)	GSI Commerce, Inc.[3]	(100,391)

	IT Services — (0.6)%
(4,241)	NeuStar, Inc. — Class A3	(109,460)
(4,822)	TNS, Inc.[3]	(92,293)

		(201,753)

	Life Sciences Tools & Services — (0.7)%
(1,000)	Bio-Rad Laboratories, Inc. — Class A3	(90,620)
(2,620)	Illumina, Inc.[3]	(142,292)

		(232,912)

	Media — (2.0)%
(3,705)	DreamWorks Animation SKG, Inc. — Class A3	(130,786)
(3,260)	John Wiley & Sons, Inc. — Class A	(140,702)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Media — (Continued)

(2,680)	Liberty Media Corp. — Capital Series A3	$(154,207)
(2,780)	Morningstar, Inc.[3]	(135,720)
(8,700)	World Wrestling Entertainment, Inc.	(120,408)

		(681,823)

	Metals & Mining — (1.1)%
(9,120)	Commercial Metals Co.	(126,585)
(1,680)	Compass Minerals International, Inc.	(132,502)
(3,172)	Nucor Corp.	(121,234)

		(380,321)

	Multi-Utilities — (0.4)%
(2,722)	Sempra Energy	(145,573)

	Oil, Gas & Consumable Fuels — (0.8)%
(2,487)	Comstock Resources, Inc.[3]	(55,585)
(1,044)	EOG Resources, Inc.	(99,932)
(3,260)	Range Resources Corp.	(121,891)

		(277,408)

	Pharmaceuticals — (0.7)%
(3,860)	Bristol-Myers Squibb Co.	(103,834)
(3,440)	Salix Pharmaceuticals, Ltd.[3]	(130,135)

		(233,969)

	Professional Services — (0.7)%
(1,183)	Dun & Bradstreet Corp. (The)	(88,027)
(1,980)	IHS, Inc. — Class A3	(143,035)

		(231,062)

	Real Estate Investment Trusts — (4.3)%
(1,272)	AvalonBay Communities, Inc.	(135,226)
(2,612)	Camden Property Trust	(129,529)
(3,500)	Corporate Office Properties Trust	(124,215)
(2,076)	Equity Lifestyle Properties, Inc.	(118,166)
(1,205)	Essex Property Trust, Inc.	(136,117)
(10,940)	Franklin Street Properties Corp.	(146,049)
(2,980)	Macerich Co. (The)	(132,938)
(12,800)	Medical Properties Trust, Inc.	(143,232)
(16,820)	MFA Financial, Inc.	(133,046)
(11,300)	Prologis	(154,245)
(1,412)	Public Storage	(140,099)

		(1,492,862)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Road & Rail — (0.3)%
(3,660)	Old Dominion Freight Line, Inc.[3]	$(102,663)

	Semiconductors & Semiconductor Equipment — (0.4)%
(15,420)	Formfactor, Inc.[3]	(150,037)

	Software — (1.5)%
(2,660)	Concur Technologies, Inc.[3]	(137,309)
(5,160)	JDA Software Group, Inc.[3]	(130,548)
(4,397)	Taleo Corp. — Class A3	(126,150)
(2,640)	Ultimate Software Group, Inc.[3]	(109,243)

		(503,250)

	Specialty Retail — (0.4)%
(19,840)	Bebe Stores, Inc.	(130,150)

	Textiles, Apparel & Luxury Goods — (0.4)%
(1,440)	Polo Ralph Lauren Corp.	(139,507)

	Thrifts & Mortgage Finance — (0.3)%
(9,300)	People’s United Financial, Inc.	(114,483)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(9,019,345))	(9,174,220)

TOTAL SHORT INVESTMENTS (Proceeds $(9,019,345))	(26.6)%	$(9,174,220)

TOTAL INVESTMENTS (Cost $29,378,133)[4]	104.6%	$36,024,849
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(1,573,393)

NET ASSETS	100.0%	$34,451,456

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	All or a portion of security pledged as collateral for securities sold short.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $29,601,230.
Abbreviations:
FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Insurance	11.8%	$4,068,400
Oil, Gas & Consumable Fuels	8.6	2,954,953
Real Estate Investment Trusts	6.4	2,198,551
Pharmaceuticals	5.7	1,974,431
Media	5.1	1,762,507
IT Services	4.9	1,700,018
Multi-line Retail	4.1	1,419,239
Computers & Peripherals	4.0	1,380,073
Energy Equipment & Services	3.8	1,302,241
Chemicals	3.7	1,272,642
Food & Staples Retailing	3.6	1,245,680
Consumer Finance	3.6	1,227,657
Specialty Retail	3.4	1,182,694
Semiconductors & Semiconductor Equipment	3.3	1,151,082
Food Products	3.1	1,073,192
Health Care Equipment & Supplies	3.1	1,072,113
Aerospace & Defense	3.0	1,041,897
Construction & Engineering	3.0	1,016,139
Software	2.9	1,001,296
Paper & Forest Products	2.9	999,075
Internet Software & Services	2.9	990,364
Health Care Providers & Services	2.6	909,370
Electric Utilities	2.5	871,645
Electronic Equipment, Instruments & Components	2.4	830,129
Machinery	2.2	760,382
Textiles, Apparel & Luxury Goods	1.9	666,453
Communications Equipment	1.9	648,461
Gas Utilities	1.7	594,185
Hotels, Restaurants & Leisure	1.6	545,378
Commercial Services & Supplies	1.5	496,901
Diversified Telecommunication Services	1.4	495,191
Life Sciences Tools & Services	1.4	466,894
Biotechnology	1.4	465,080
Office Electronics	1.3	455,832
Electrical Equipment	1.3	450,481
Air Freight & Logistics	1.2	423,306
Independent Power Producers & Energy Traders	1.2	414,802
Commercial Banks	1.2	409,910

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Personal Products	1.1%	$366,802
Wireless Telecommunication Services	1.0	348,300
Capital Markets	0.8	256,382
Auto Components	0.6	191,786
Household Durables	0.2	69,751
Diversified Consumer Services	0.2	51,498
Short Positions:
Internet Software & Services	(0.3)	(100,391)
Road & Rail	(0.3)	(102,663)
Beverages	(0.3)	(110,796)
Industrial Conglomerates	(0.3)	(111,711)
Thrifts & Mortgage Finance	(0.3)	(114,483)
Distributors	(0.3)	(116,918)
Insurance	(0.4)	(127,308)
Specialty Retail	(0.4)	(130,150)
Gas Utilities	(0.4)	(135,237)
Consumer Finance	(0.4)	(137,610)
Textiles, Apparel & Luxury Goods	(0.4)	(139,507)
Multi-Utilities	(0.4)	(145,573)
Semiconductors & Semiconductor Equipment	(0.4)	(150,037)
Household Durables	(0.6)	(198,299)
IT Services	(0.6)	(201,753)
Chemicals	(0.6)	(216,652)
Diversified Financial Services	(0.7)	(220,562)
Professional Services	(0.7)	(231,062)
Life Sciences Tools & Services	(0.7)	(232,912)
Pharmaceuticals	(0.7)	(233,969)
Commercial Services & Supplies	(0.7)	(247,102)
Commercial Banks	(0.7)	(249,339)
Household Products	(0.8)	(266,117)
Oil, Gas & Consumable Fuels	(0.8)	(277,408)
Biotechnology	(0.8)	(285,839)
Metals & Mining	(1.1)	(380,321)
Hotels, Restaurants & Leisure	(1.2)	(417,236)
Software	(1.5)	(503,250)
Capital Markets	(1.6)	(553,280)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Health Care Equipment & Supplies	(1.9)%	$(662,050)
Media	(2.0)	(681,823)
Real Estate Investment Trusts	(4.3)	(1,492,862)

TOTAL COMMON STOCKS	98.9%	$34,048,943
REPURCHASE AGREEMENT	1.1	384,905
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.6	1,591,001

TOTAL INVESTMENTS	104.6%	$36,024,849

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Shares		Value

EXCHANGE-TRADED FUND* — 1.6%
15,000	SPDR S&P 500 ETF Trust	$1,777,950

	TOTAL EXCHANGE-TRADED FUND (Cost $1,561,342)	1,777,950

Face
Amount

REPURCHASE AGREEMENT* — 0.9%
$993,605	With State Street Bank and Trust Co., dated 10/29/10, 0.01%, principal and interest in the amount of $993,606, due 11/1/10, (collateralized by a FNR security with a par value of $954,957, coupon rate of 4.000%, due 9/25/39, market value of $1,013,961)	993,605

	TOTAL REPURCHASE AGREEMENT (Cost $993,605)	993,605

TOTAL INVESTMENTS (Cost $2,554,947)[1]	2.5%	$2,771,555
OTHER ASSETS IN EXCESS OF LIABILITIES	97.5	110,104,004

NET ASSETS[2]	100.0%	$112,875,559

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $2,554,947.
[2]	Cash in the amount of $61,744,300 is held as collateral to secure the open written put options contracts.
Abbreviation Legend
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 ETF Trust
expires November 2010 exercise price $118 Barclays Capital PLC	15,000	$(36,975)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(41,847))		$(36,975)

PUTS:
S&P 500 Index
expires November 2010 exercise price $1,175 Barclays Capital PLC	41,600	(784,160)
S&P 500 Index
expires November 2010 exercise price $1,200 Barclays Capital PLC	52,000	(1,612,000)
S&P 500 Index
expires November 2010 exercise price $1,180 Barclays Capital PLC	1,000	(20,900)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(2,901,902))		$(2,417,060)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

INDUSTRY DIVERSIFICATION

On October 31, 2010, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Exchange-Traded Funds	1.6%	$1,777,950

TOTAL COMMON STOCKS	1.6%	$1,777,950
REPURCHASE AGREEMENTS	0.9	993,605

TOTAL INVESTMENTS	2.5%	$2,771,555

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of fourteen active portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio and the Secured Options Portfolio, (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Secured Options Portfolio commenced operations on June 30, 2010.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities and options listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio and the Philadelphia International Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, and Secured Options Portfolio had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at October 31, 2010. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at October 31, 2010.

As of the year ended October 31, 2010, securities with a total value of $259,451,018 and $71,719,464 in the International Portfolio and Philadelphia International Fund respectively transferred from Level 2 to Level 1 due to certain international securities being valued at market prices at year end based on the Portfolio’s valuation policies and procedures.

The following is a summary of the inputs used as of October 31, 2010 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio and Philadelphia International Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$37,396,496	$—	$—	$37,396,496

Total Agency Notes	37,396,496	—	—	37,396,496

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	24,734,369	—	24,734,369
Federal National Mortgage Association	—	37,842,960	—	37,842,960
Government National Mortgage Association	—	30,325,335	—	30,325,335

Total Mortgage-Backed Securities	—	92,902,664	—	92,902,664

Government Guaranteed Corporate Notes	—	13,343,114	—	13,343,114
Corporate Notes	—	168,999,612	—	168,999,612
US Treasury Notes/Bonds	78,578,897	—	—	78,578,897
Repurchase Agreements	—	1,855,232	—	1,855,232
Investments of Security Lending Collateral	—	46,092,765	—	46,092,765

Total Investments	115,975,393	323,193,387	—	439,168,780

Total	$115,975,393	$323,193,387	$—	$439,168,780

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$94,069,844	$—	$54,780	$94,124,624
Japan	55,067,817	—	—	55,067,817
Germany	39,990,928	—	—	39,990,928
France	37,962,519	—	—	37,962,519
Switzerland	28,179,842	—	—	28,179,842
Spain	19,535,222	—	—	19,535,222
Netherlands	14,528,309	—	—	14,528,309
Italy	12,712,178	—	—	12,712,178
Australia	12,208,176	—	—	12,208,176
Norway	12,052,176	—	—	12,052,176
China	10,592,121	—	—	10,592,121
Greece	7,661,123	—	—	7,661,123
Hong Kong	7,114,863	—	—	7,114,863
Brazil	6,658,940	—	—	6,658,940
Singapore	4,370,161	—	—	4,370,161
Mexico	3,431,875	—	—	3,431,875
Taiwan	3,331,130	—	—	3,331,130
Canada	3,049,173	—	—	3,049,173
South Africa	3,003,854	—	—	3,003,854
Sweden	2,750,108	—	—	2,750,108
Panama	2,708,982	—	—	2,708,982

Total Common Stocks	380,979,341	—	54,780	381,034,121

Rights
Spain	86,886	—	—	86,886

Total Rights	86,886	—	—	86,886

Repurchase Agreements	—	7,133,110	—	7,133,110
Investments of Security Lending Collateral	—	11,322,814	—	11,322,814

Total Investments	381,066,227	18,455,924	54,780	399,576,931

Total	$381,066,227	$18,455,924	$54,780	$399,576,931

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$25,094,811	$—	$10,611	$25,105,422
Japan	14,771,371	—	—	14,771,371
Germany	10,601,629	—	—	10,601,629
France	9,957,258	—	—	9,957,258
Switzerland	7,733,758	—	—	7,733,758
Spain	5,343,755	—	—	5,343,755
Netherlands	4,908,749	—	—	4,908,749
Norway	3,698,199	—	—	3,698,199
Italy	3,446,929	—	—	3,446,929
Australia	3,349,930	—	—	3,349,930
China	3,045,958	—	—	3,045,958
Hong Kong	2,204,216	—	—	2,204,216
Greece	2,020,435	—	—	2,020,435
Brazil	1,858,011	—	—	1,858,011
Singapore	1,125,237	—	—	1,125,237
Canada	830,536	—	—	830,536
Taiwan	820,581	—	—	820,581
South Africa	791,435	—	—	791,435
Sweden	659,462	—	—	659,462
Mexico	620,483	—	—	620,483
Panama	512,373	—	—	512,373

Total Common Stocks	103,395,116	—	10,611	103,405,727

Rights
Spain	21,734	—	—	21,734

Total Rights	21,734	—	—	21,734

Repurchase Agreements	—	4,487,655	—	4,487,655
Investments of Security Lending Collateral	—	4,135,154	—	4,135,154

Total Investments	103,416,850	8,622,809	10,611	112,050,270

Total	$103,416,850	$8,622,809	$10,611	$112,050,270

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

The following tables include rollforwards of the amounts for the year ended October 31, 2010 for long-term investments classified within Level 3.

International Portfolio

							Net Change in
							Unrealized
				Change in			Gain
	Balance as of	Accrued	Realized	Unrealized	Net	Balance as of	(Loss) from
Investments in	October 31,	Discounts	Gain	Gain	Purchases	October 31,	Investments Held
Securities	2009	(Premiums)	(Loss)	(Loss)	& Sales	2010	at October 31, 2010
COMMON STOCK
United Kingdom	$68,556	$0	$(269)	$457	$(13,964)	$54,780	$629

Total	$68,556	$0	$(269)	$457	$(13,964)	$54,780	$629

Philadelphia International Fund

							Net Change in
							Unrealized
				Change in			Gain
	Balance as of	Accrued	Realized	Unrealized	Net	Balance as of	(Loss) from
Investments in	October 31,	Discounts	Gain	Gain	Purchases	October 31,	Investments Held
Securities	2009	(Premiums)	(Loss)	(Loss)	& Sales	2010	at October 31, 2010
COMMON STOCK
United Kingdom	$19,150	$0	$(75)	$74	$(8,538)	$10,611	$122

Total	$19,150	$0	$(75)	$74	$(8,538)	$10,611	$122

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio and Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio also uses option strategies in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the year ended October 31, 2010. During the period ended October 31, 2010, the Secured Options Portfolio wrote put and call options in an attempt to achieve its investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options if any are included on realized gains and losses on investment transactions.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of October 31, 2010, 85.47% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of October 31, 2010, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 5. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolio sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2010, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $0 and $9,140,749 respectively, and cash in the amount of $6,861,945 and $0 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) Pursuant to orders issued by the SEC to cerain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 was effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of ASC 740 did not have a material effect on the net asset value, when assessed for all open tax years, financial conditions or results of operations of the Fund.

On October 31, 2010, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2014	2015	2016	2017	2018
Government Cash Portfolio	$—	$—	$—	$—	$45
Tax-Exempt Cash Portfolio	—	—	—	—	800
Core Fixed Income Portfolio	—	—	—	—	779,042
Strategic Equity Portfolio	—	—	899	11,661,380	—
Small Cap Equity Portfolio	—	—	—	18,325,015	—
Large Cap Value Portfolio	—	—	—	3,942,704	—
International Portfolio	—	—	—	103,049,865	—
Philadelphia International Fund	—	—	—	90,159,181	—
U.S. Emerging Growth Portfolio	—	—	2,108,111	6,585,100	—
Large Cap 100 Portfolio	—	—	2,794,340	22,746,491	—
Large Cap Growth Portfolio	—	—	—	12,077,457	—
Long/Short Portfolio	—	4,242,250	404,939	5,227,189	—
Total Market Portfolio	—	—	4,086,240	10,746,044	—
Secured Options Portfolio	—	—	—	—	—

During the year ended October 31, 2010, the following Portfolios utilized capital loss carry forwards:

Strategic Equity Portfolio	$3,041,428
Small Cap Equity Portfolio	$8,016,748
Large Cap Value Portfolio	$5,175,206
International Portfolio	$23,815,391
Philadelphia International Fund	$4,322,222
U.S. Emerging Growth Portfolio	$2,870,806
Large Cap 100 Portfolio	$5,871,602
Large Cap Growth Portfolio	$7,159,609
Long/Short Portfolio	$3,273,844
Total Market Portfolio	$2,627,513

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

As of October 31, 2010, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$85,005	$—	$84,960
Tax-Exempt Cash Portfolio	8,695	—	—	7,895
Core Fixed Income Portfolio	—	1,045,945	—	29,474,915
Strategic Equity Portfolio	—	20,243	—	15,462,607
Small Cap Equity Portfolio	—	—	—	5,508,387
Large Cap Value Portfolio	—	4,632	—	856,695
International Portfolio	—	292,043	—	(36,742,276)
Philadelphia International Fund	—	116,243	—	(75,485,999)
U.S. Emerging Growth Portfolio	—	—	—	(4,859,471)
Large Cap 100 Portfolio	—	14,124	—	(9,252,822)
Large Cap Growth Portfolio	—	—	—	(2,730,411)
Long/Short Portfolio	—	—	—	(8,263,851)
Total Market Portfolio	—	—	—	(8,408,665)
Secured Options Portfolio	—	1,711,962	2,540,254	4,468,824

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For the year ended October 31, 2010, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2010, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Government Cash Portfolio	$—	$418,796	$—	$—
Tax-Exempt Cash Portfolio	125,996	—	—	—
Core Fixed Income Portfolio	—	13,274,213	2,400,223	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Strategic Equity Portfolio	$—	$917,716	$—	$—
Small Cap Equity Portfolio	—	133,741	—	—
Large Cap Value Portfolio	—	256,843	—	—
International Portfolio	—	8,825,062	—	—
Philadelphia International Fund	—	2,428,758	—	—
U.S. Emerging Growth Portfolio	—	48,781	—	—
Large Cap 100 Portfolio	—	733,683	—	—
Large Cap Growth Portfolio	—	192,354	—	—
Total Market Portfolio	—	23,116	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2010, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, and net operating losses, were identified and reclassified among the components of the Portfolio’s net assets as follows:

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Government Cash Portfolio	$100	$—	$(100)
Core Fixed Income Portfolio	237,772	(237,772)	—
Strategic Equity Portfolio	1,419	—	(1,419)
Small Cap Equity Portfolio	73,758	24,462	(98,220)
International Portfolio	(332,016)	332,016	—
Philadelphia International Fund	(128,031)	128,031	—
U.S. Emerging Growth Portfolio	50,917	212	(51,129)
Large Cap 100 Portfolio	—	(3,269)	3,269
Large Cap Growth Portfolio	4,584	—	(4,584)
Long/Short Portfolio	74,597	(9,347)	(65,250)
Total Market Portfolio	12,695	(1,894)	(10,801)
Secured Options Portfolio	74,014	(74,014)	—

As of October 31, 2010, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$29,280,683	$72,671	$29,208,012
Strategic Equity Portfolio	30,103,016	2,998,373	27,104,643
Small Cap Equity Portfolio	24,637,290	803,888	23,833,402
Large Cap Value Portfolio	6,326,224	1,531,457	4,794,767
International Portfolio	74,156,419	8,201,441	65,954,978
Philadelphia International Fund	16,777,788	2,235,136	14,542,652
U.S. Emerging Growth Portfolio	4,210,035	376,295	3,833,740
Large Cap 100 Portfolio	17,351,295	1,077,410	16,273,885

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Appreciation	Depreciation	Net
Large Cap Growth Portfolio	$9,866,699	$519,653	$9,347,046
Long/Short Portfolio	2,304,728	694,201	1,610,527
Total Market Portfolio	7,458,992	1,035,373	6,423,619
Secured Options Portfolio	216,608	—	216,608

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for Secured Options Portfolio for the period ended October 31, 2010, are as follows:

	Number of
	Contracts
	(in	Premiums
	thousands)	Received
Options outstanding at October 31, 2009*	0	$0
Options written	3,302	8,392,722
Options terminated in closing purchase transactions	(1,488)	(2,614,401)
Options exercised	(377)	(1,719,642)
Options expired	(341)	(1,114,930)

Options outstanding at October 31, 2010	1,096	$2,943,749

* The Portfolio commenced operations on June 30, 2010.

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2010 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into the following risk categories:

LIABILITY DERIVATIVES1

	Equity
	Contracts Risk	Total
Options Written	$(2,454,035)	$(2,454,035)

Total Value	(2,454,035)	(2,454,035)

REALIZED GAIN (LOSS)2

	Equity
	Contracts Risk	Total
Options Written	$3,744,043	$3,744,044

Total Realized Gain (Loss)	3,744,043	3,744,044

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

CHANGE IN APPRECIATION (DEPRECIATION)3

	Equity
	Contracts Risk	Total
Options Written	$489,714	$489,714

Total Change in Appreciation (Depreciation)	489,714	489,714

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS4

	Equity
	Contracts Risk	Total
Options Written	$(61,575)	$(61,575)

Additional disclosure about Secured Options Portfolio’s use of options is provided below under the heading “Options Transactions.”

[1]	Statement of Assets and Liabilities location: Options written, at value.
[2]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[3]	Statement of Operations location: Amount is included in Net change in unrealized gain of Options written.
[4]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding for the months that the Portfolio held such derivatives during the period ended October 31, 2010.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio,

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio and Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2011, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average net assets. No management fees were waived for the year ended October 31, 2010.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the year ended October 31, 2010, Glenmede Trust waived $1,696 of $685,969 shareholder servicing fees it earned from the Government Cash Portfolio and $76,614 of $598,060 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer currently holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2010, the Fund pays each Board member an annual fee of $39,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2010, the annual fee was $34,000.

Expenses for the period ended October 31, 2010 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the year ended October 31, 2010, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$51,733,321	$88,172,343
Strategic Equity Portfolio	69,118,268	64,275,672
Small Cap Equity Portfolio	93,035,637	95,859,651
Large Cap Value Portfolio	51,478,626	47,372,378
International Portfolio	134,249,677	164,613,673
Philadelphia International Fund	39,558,345	49,368,304
U.S. Emerging Growth Portfolio	20,850,748	27,752,987
Large Cap 100 Portfolio	90,988,128	110,880,575

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Purchases	Sales
Large Cap Growth Portfolio	$60,172,242	$65,368,156
Long/Short Portfolio	32,962,606	35,438,189
Total Market Portfolio	62,544,736	53,825,946
Secured Options Portfolio	5,278,412	3,809,543

For the year ended October 31, 2010, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$95,547,275	$27,827,343

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended	Year Ended
	10/31/10	10/31/09
Government Cash Portfolio:
Sold	$3,777,723,185	$4,205,755,873
Issued as reinvestment of dividends	2,458	33,441
Redeemed	(3,806,617,066)	(4,233,929,825)

Net decrease	$(28,891,423)	$(28,140,511)

Tax-Exempt Cash Portfolio:
Sold	$2,136,469,928	$2,941,471,406
Redeemed	(2,201,704,906)	(3,462,508,520)

Net decrease	$(65,234,978)	$(521,037,114)

	Year Ended		Year Ended
	10/31/10		10/31/09
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	9,547,500	$108,674,685	11,993,709	$132,808,691
Issued as reinvestment of dividends	275,492	3,106,236	52,321	577,094
Redeemed	(6,887,012)	(78,695,622)	(3,943,899)	(43,717,105)

Net increase	2,935,980	$33,085,299	8,102,131	$89,668,680

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/10		10/31/09
	Shares	Amount	Shares	Amount
Strategic Equity Portfolio:
Sold	2,052,359	$31,583,000	4,016,006	$48,913,783
Issued as reinvestment of dividends	4,257	66,210	5,156	63,233
Redeemed	(1,731,115)	(26,722,192)	(2,160,652)	(25,822,621)

Net increase	325,501	$4,927,018	1,860,510	$23,154,395

Small Cap Equity Portfolio (Advisor Class):
Sold	2,126,030	$28,158,031	2,174,607	$22,265,374
Issued as reinvestment of dividends	2,776	38,866	12,571	110,585
Redeemed	(2,307,919)	(30,346,017)	(2,040,854)	(19,728,200)

Net increase (decrease)	(179,113)	$(2,149,120)	146,324	$2,647,759

Small Cap Equity Portfolio (Institutional Class):
Sold	—	$—	—	$—
Issued as reinvestment of dividends	0 [1]	1	1	5
Redeemed	—	—	—	—

Net increase	—	$1	1	$5

Large Cap Value Portfolio:
Sold	2,027,044	$18,056,672	1,193,228	$8,062,640
Issued as reinvestment of dividends	8,579	75,311	22,391	148,049
Redeemed	(1,582,465)	(14,015,200)	(1,017,627)	(6,709,840)

Net increase	453,158	$4,116,783	197,992	$1,500,849

International Portfolio:
Sold	2,307,052	$28,710,991	2,482,402	$25,264,182
Issued as reinvestment of dividends	31,774	384,828	27,790	289,812
Redeemed	(5,062,618)	(61,967,955)	(9,747,811)	(89,576,200)

Net decrease	(2,723,792)	$(32,872,136)	(7,237,619)	$(64,022,206)

Philadelphia International Fund:
Sold	1,505,945	$16,950,952	2,154,382	$17,835,498
Issued as reinvestment of dividends	200,783	2,207,723	1,818,864	15,845,941
Redeemed	(2,674,537)	(29,570,872)	(14,154,286)	(112,204,557)

Net decrease	(967,809)	$(10,412,197)	(10,181,040)	$(78,523,118)

U.S. Emerging Growth Portfolio:
Sold	561,527	$2,929,196	966,455	$4,075,989
Issued as reinvestment of dividends	514	2,608	—	—
Redeemed	(1,790,605)	(9,789,545)	(1,879,097)	(8,020,817)

Net decrease	(1,228,564)	$(6,857,741)	(912,642)	$(3,944,828)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/10		10/31/09
	Shares	Amount	Shares	Amount
Large Cap 100 Portfolio:
Sold	769,751	$8,081,519	1,813,255	$14,983,358
Issued as reinvestment of dividends	1,918	20,398	1,149	9,623
Redeemed	(2,669,013)	(28,269,837)	(2,569,845)	(21,667,242)

Net decrease	(1,897,344)	$(20,167,920)	(755,441)	$(6,674,261)

Large Cap Growth Portfolio:
Sold	772,113	$8,421,124	1,070,565	$9,303,180
Issued as reinvestment of dividends	1,833	20,246	2,369	19,209
Redeemed	(1,217,683)	(13,713,478)	(1,387,951)	(11,245,737)

Net decrease	(443,737)	$(5,272,108)	(315,017)	$(1,923,348)

Long/Short Portfolio:
Sold	334,351	$2,756,907	165,449	$1,323,959
Redeemed	(1,151,912)	(9,578,148)	(2,235,214)	(17,801,384)

Net decrease	(817,561)	$(6,821,241)	(2,069,765)	$(16,477,425)

Total Market Portfolio:
Sold	2,195,350	$16,826,152	785,505	$4,708,403
Issued as reinvestment of dividends	278	2,145	814	5,023
Redeemed	(1,019,940)	(7,833,353)	(2,017,068)	(12,647,906)

Net increase (decrease)	1,175,688	$8,994,944	(1,230,749)	$(7,934,480)

Secured Options Portfolio[2]:
Sold	9,803,916	$108,753,798	—	$—
Redeemed	(27,324)	(307,310)	—	—

Net increase	9,776,592	$108,446,488	—	$—

1 Rounds to less than 1 share.

2 The Secured Options Portfolio commenced operations on June 30, 2010.

As of October 31, 2010, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 10% or more of the shares outstanding of the Portfolios as of October 31, 2010. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Core Fixed Income Portfolio	1	14
Small Cap Equity Portfolio (Advisor Class)	1	27

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	10% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Small Cap Equity Portfolio (Institutional Class)	1	100
Large Cap Value Portfolio	1	11
International Portfolio	1	34
Total Market Portfolio	1	14
Secured Options Portfolio	1	43

6.	Lending of Portfolio Securities

As of October 31, 2010, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$55,296,287		$56,433,038		7.65
Core Fixed Income Portfolio	45,168,041		46,092,765		10.19
Strategic Equity Portfolio	2,789,276		2,846,900		1.74
Small Cap Equity Portfolio	20,222,338		20,757,583		13.14
Large Cap Value Portfolio	2,099,613		2,153,875		4.14
International Portfolio	10,760,950		11,322,814		2.68
Philadelphia International Fund	3,931,804		4,135,154		3.43
U.S. Emerging Growth Portfolio	4,462,660		4,585,895		20.06
Long/Short Portfolio	3,534,801		3,626,047		16.27
Total Market Portfolio	10,693,641	*	10,953,276	**	23.62

* The market value of loaned securities for the financing of short sales was $9,140,749.

** The market value of collateral used for the financing of short sales was $9,362,275.

7.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the first disclosure required by the ASU did not have a material effect on the Fund’s financial statment disclosure. Management is currently evaluating the impact the adoption of the second disclosure of this ASU will have on the Fund’s financial statement disclosures.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

8.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2010, through December 17, 2010, for disclosure in the Fund’s financial statements. Effective December 20, 2010, the Fund’s CCO became a Managing Director of Foreside Compliance Services, LLC and the compliance support services, previously provided by State Street, have been assigned to Foreside Compliance Services, LLC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets, statement of cash flows, and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio (constituting The Glenmede Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2010, the results of each of their operations for the periods then ended, the changes in each of their net assets for each of the periods indicated, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 17, 2010

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2010

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$142,936,017	$36,020,741
Cash	341,059	205,480
Receivable for fund shares sold	10,000	—
Interest receivable	1,909,285	456,195
Prepaid expenses	6,170	1,063

Total assets	145,202,531	36,683,479

Liabilities:
Payable for fund shares redeemed	20,000	120,388
Payable for Trustees’ fees	3,905	1,001
Accrued expenses	69,217	18,861

Total liabilities	93,122	140,250

Net Assets	$145,109,409	$36,543,229

Net Assets consist of:
Par value ($0.001 of shares outstanding)	13,242	3,410
Paid-in capital in excess of par value	139,575,298	34,936,376
Undistributed net investment income	279,395	72,727
Accumulated net realized gain from investment transactions	25,599	75,022
Net unrealized appreciation on investments	5,215,875	1,455,694

Total Net Assets	145,109,409	36,543,229

Shares Outstanding	13,241,630	3,409,736

Net Asset Value Per Share	$10.96	$10.72

[1] Investment at cost	$137,720,142	$34,565,047

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2010

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$3,495,646	$973,674

Total investment income	3,495,646	973,674

Expenses:
Administration, transfer agent and custody fees	101,793	36,869
Professional fees	42,150	10,731
Shareholder report expenses	8,528	2,045
Shareholder servicing fees	205,025	53,381
Trustees’ fees and expenses	9,228	2,423
Registration and filing fees	3,490	2,090
Other expenses	17,997	5,345

Total expenses	388,211	112,884

Net investment income	3,107,435	860,790

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	265,644	81,062

Net change in unrealized gain of:
Investments	2,983,896	827,280

Net realized and unrealized gain	3,249,540	908,342

Net increase in net assets resulting from operations	$6,356,975	$1,769,132

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2010

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,107,435	$860,790
Net realized gain on:
Investment transactions	265,644	81,062
Net change in unrealized gain of:
Investments	2,983,896	827,280

Net increase in net assets resulting from operations	6,356,975	1,769,132
Distributions to shareholders from:
Net investment income	(3,036,517)	(848,498)
Net increase in net assets from capital share transactions	28,230,811	3,745,535

Net increase in net assets	31,551,269	4,666,169

NET ASSETS:
Beginning of year	113,558,140	31,877,060

End of year	$145,109,409	$36,543,229

Undistributed net investment income included in net assets at end of year	$279,395	$72,727

For the Year Ended October 31, 2009
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,910,591	$714,374
Net realized gain (loss) on:
Investment transactions	(117,139)	5,497
Net change in unrealized gain of:
Investments	3,190,303	985,704

Net increase in net assets resulting from operations	4,983,755	1,705,575
Distributions to shareholders from:
Net investment income	(1,825,598)	(708,690)
Net increase in net assets from capital share transactions	68,225,410	13,373,699

Net increase in net assets	71,383,567	14,370,584

NET ASSETS:
Beginning of year	42,174,573	17,506,476

End of year	$113,558,140	$31,877,060

Undistributed net investment income included in net assets at end of year	$208,477	$60,435

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Years Ended October 31,
	2010	2009	2008[1]	2007	2006

Net asset value, beginning of year	$10.69	$10.05	$10.35	$10.39	$10.36

Income from investment operations:
Net investment income	0.25	0.28	0.37	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.26	0.65	(0.33)	(0.03)	0.03

Total from investment operations	0.51	0.93	0.04	0.34	0.40

Distributions to shareholders from:
Net investment income	(0.24)	(0.29)	(0.34)	(0.38)	(0.37)

Total distributions	(0.24)	(0.29)	(0.34)	(0.38)	(0.37)

Net asset value, end of year	$10.96	$10.69	$10.05	$10.35	$10.39

Total return	4.85%	9.40%	0.38%	3.36%	3.97%

Net assets, end of year (in 000s)	$145,109	$113,558	$42,175	$22,584	$22,430
Ratio of operating expenses before reimbursements to net assets	0.28%	0.31%	0.32%	0.39%	0.29%
Ratio of operating expenses after reimbursements to average net assets	0.28%	0.31%	0.29%	0.30%	0.29%
Ratio of net investment income to average net assets	2.27%	2.62%	3.55%	3.56%	3.63%
Portfolio turnover rate	20%	32%	38%	18%	17%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the Years Ended October 31,
	2010	2009[1]	2008[1]	2007	2006

Net asset value, beginning of year	$10.44	$9.93	$10.20	$10.25	$10.25

Income from investment operations:
Net investment income	0.25	0.29	0.38	0.37	0.38
Net realized and unrealized gain (loss) on investments	0.28	0.53	(0.28)	(0.02)	0.00 [2]

Total from investment operations	0.53	0.82	0.10	0.35	0.38

Distributions to shareholders from:
Net investment income	(0.25)	(0.31)	(0.37)	(0.39)	(0.38)
Net realized capital gains	—	—	—	(0.01)	—

Total distributions	(0.25)	(0.31)	(0.37)	(0.40)	(0.38)

Net asset value, end of year	$10.72	$10.44	$9.93	$10.20	$10.25

Total return	5.17%	8.35%	0.95%	3.46%	3.84%

Net assets, end of year (in 000s)	$36,543	$31,877	$17,506	$15,485	$16,799
Ratio of operating expenses before reimbursements to net assets	0.32%	0.37%	0.38%	0.57%	0.29%
Ratio of operating expenses after reimbursements to average net assets	0.32%	0.37%	0.34%	0.32%	0.29%
Ratio of net investment income to average net assets	2.42%	2.84%	3.69%	3.61%	3.74%
Portfolio turnover rate	14%	16%	22%	19%	15%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — 98.5%

	Colorado — 1.6%
$2,165,000	Broomfield, CO, Water & Sewer Revenue, (AMBAC Insured),
	5.00% due 12/1/18	$2,261,342

	Connecticut — 1.4%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.00% due 1/1/15	2,080,692

	Florida — 5.4%
1,000,000	Florida State, Board of Education Capital Outlay, Public Education, Series E, Prerefunded 6/1/11 @ 101,
	5.25% due 6/1/16	1,038,800
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.00% due 1/1/14	2,243,820
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.50% due 1/15/13	1,437,733
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.50% due 3/1/14	1,574,706
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured),
	5.25% due 12/1/14	1,495,754

		7,790,813

	Georgia — 3.5%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.00% due 4/1/19	2,105,133
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.00% due 8/1/18	1,646,558
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.00% due 6/1/13	1,296,192

		5,047,883

	Illinois — 3.1%
3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.00% due 1/1/26	3,783,080
710,000	Illinois State, General Obligation Unlimited, First Series,
	5.25% due 10/1/15	756,619

		4,539,699

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Maryland — 1.5%
$1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited,
	5.00% due 3/1/17	$2,109,528

	Massachusetts — 1.7%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.25% due 8/1/16	2,394,100

	Minnesota — 1.0%
1,500,000	Minneapolis, MN, Convention Center, General Obligation Unlimited,
	5.00% due 12/1/13	1,506,180

	Nebraska — 1.6%
2,150,000	University of Nebraska, Revenue Bond, Refunding, Lincoln Student Fees & Facilities,
	5.00% due 7/1/16	2,282,418

	New Mexico — 2.0%
2,500,000	New Mexico State, Severance Tax, Revenue Bond, Series B,
	5.00% due 7/1/16	2,947,200

	New York — 6.3%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.00% due 4/1/15	1,945,644
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.00% due 7/1/18	1,395,480
5,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B,
	5.25% due 11/15/17	5,828,220

		9,169,344

	North Carolina — 1.1%
1,500,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.00% due 6/1/13	1,661,415

	Ohio — 6.9%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured),
	5.25% due 1/1/19	1,874,702

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)

$1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.00% due 3/15/13	$1,100,610
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.50% due 11/1/13	798,637
3,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.00% due 8/1/15	3,492,870
1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100,
	5.00% due 11/1/16	1,125,611
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.00% due 6/15/13	1,662,660

		10,055,090

	Pennsylvania — 26.5%
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.00% due 3/1/17	222,378
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.50% due 11/1/29	1,992,247
500,000	Boyertown, PA, Area School District, (AGMC Insured),
	5.00% due 10/1/17	567,255
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.75% due 6/15/18	297,445
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 5/15/16	545,965
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.00% due 11/1/20	587,915
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.00% due 11/15/17	356,847
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.00% due 5/1/25	455,724

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	$234,675
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.25% due 7/1/16[1]	319,348
750,000	Delaware River Port Authority, PA and NJ Revenue, (AGMC Insured),
	5.25% due 1/1/12[1]	752,677
35,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity,
	6.50% due 1/15/11[1]	35,407
265,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.50% due 8/1/18	300,364
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	562,679
	Downington, PA, Area School District, General Obligation Unlimited, (AGMC Insured):
500,000	5.25% due 4/1/14	509,515
500,000	4.90% due 4/1/16	506,940
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 9/1/20	1,129,190
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 4/1/17	381,345
955,000	Erie County, PA, General Obligation Unlimited,
	5.00% due 9/1/16	1,114,991
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, Escrowed to Maturity, (AGMC Insured),
	5.50% due 5/15/11	205,704
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.00% due 3/1/20	399,179
630,000	Jim Thorpe, PA, Area School District, (AGMC Insured),
	5.00% due 3/15/18	702,834
10,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	10,445
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	705,132

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.00% due 7/1/16	$564,860
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.00% due 6/1/16	1,383,526
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.50% due 11/15/24	508,441
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	281,700
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.00% due 2/1/18	1,664,295
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.00% due 11/15/17	287,175
165,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	177,073
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.00% due 8/15/20	538,715
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.50% due 8/15/18	896,280
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pittsburgh Medical Center Health Systems, Series A, Prerefunded 1/15/11 @ 100,
	6.25% due 1/15/18	511,340
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.00% due 6/1/18	786,982

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (AGMC Insured),
	5.00% due 2/15/15	$1,149,290
250,000	Pennsylvania State Public School Building Authority, School Revenue, Garnet Valley School District Project, Prerefunded to 2/1/11 @ 100, (AMBAC Insured),
	5.25% due 2/1/12	253,023
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.00% due 3/1/16	1,752,420
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.25% due 6/1/24	1,923,927
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC and NPFG Insured),
	5.00% due 6/1/15	103,331
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.25% due 12/1/14	60,253
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	282,755
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.25% due 7/1/14	1,153,240
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.00% due 7/1/15	89,113
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	888,892
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.00% due 7/1/15	287,643
	Philadelphia, PA, General Obligation Unlimited, Prerefunded 3/15/11 @ 100, (AGMC Insured):
500,000	5.25% due 9/15/13	509,440
150,000	5.25% due 9/15/16	152,832
	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (AGMC Insured):
540,000	5.25% due 11/15/16	585,992
250,000	5.25% due 11/15/18	271,293

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.00% due 9/1/17	$1,718,100
105,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	111,396
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.00% due 2/15/20	2,833,746
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.50% due 9/15/39	1,669,875
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.375% due 4/1/14	265,765
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGC Insured),
	5.25% due 8/15/25	1,688,183
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	252,603

		38,499,700

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.00% due 7/1/34	114,464

	South Carolina — 3.9%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.00% due 4/1/15	2,858,025
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.25% due 1/1/22	2,768,800

		5,626,825

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Tennessee — 4.7%
$4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.00% due 7/1/19	$5,487,524
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.00% due 7/1/17	1,254,498

		6,742,022

	Texas — 19.3%
860,000	Austin, TX, Water and Wastewater System Revenue, Refunding, Series A, (AMBAC Insured),
	5.50% due 11/15/13	980,632
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.00% due 2/15/14	3,116,484
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured),
	5.00% due 3/1/16	3,327,180
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.25% due 5/15/17	2,833,999
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A,
	5.25% due 2/15/14	1,221,298
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, Prerefunded 2/15/12 @ 100,
	5.00% due 2/15/15	1,588,890
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited,
	5.00% due 8/1/14	1,145,270
450,000	Northside, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/14	509,989
2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.00% due 2/1/21	3,270,370
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System,
	5.375% due 2/1/16	2,108,140
715,000	San Antonio, TX, General Obligation Limited,
	5.00% due 2/1/15	828,764

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.00% due 2/1/13	$1,570,823
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, Prerefunded 10/1/12 @ 100,
	5.375% due 10/1/13	546,770
2,600,000	Texas State, Water Financial Assistance, General Obligation Unlimited, Series B,
	5.00% due 8/1/23	2,941,354
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.00% due 8/15/16	2,075,307

		28,065,270

	Virginia — 2.3%
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.00% due 9/1/13	1,680,525
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.00% due 8/1/13	1,676,580

		3,357,105

	Washington — 4.6%
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.00% due 12/1/18	2,279,760
495,000	Washington State, General Obligation Limited, Prerefunded, 1/1/12 @ 100, (NPFG Insured),
	5.00% due 1/1/15	521,601

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)
Washington — (Continued)

$915,000	Washington State, General Obligation Limited, Unrefunded, (NPFG Insured),
5.00% due 1/1/15	$958,966
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
5.00% due 12/1/15	2,924,600

6,684,927

TOTAL MUNICIPAL BONDS (Cost $137,720,142)	142,936,017

TOTAL INVESTMENTS (Cost $137,720,142)[2]	98.5%	$142,936,017
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	2,173,392

NET ASSETS	100.0%	$145,109,409

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $137,720,142.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

CREDIT QUALITY

On October 31, 2010, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	16.3%	$23,960,292
Aa1	27.5	39,557,642
Aa2	27.6	40,162,044
Aa3	17.6	25,483,372
A1	1.9	2,769,783
A2	0.6	817,794
S&P’S CREDIT RATING:
AAA	0.1	177,073
AA-	3.1	4,456,115
AA	0.9	1,296,192
A	1.9	2,815,673
*NOT RATED	1.0	1,440,037

TOTAL MUNICIPAL BONDS	98.5%	$142,936,017

TOTAL INVESTMENTS	98.5%	$142,936,017

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — 98.6%

	Delaware — 3.0%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.00% due 1/1/17[1]	$553,820
500,000	5.00% due 1/1/19[1]	543,010

		1,096,830

	New Jersey — 93.8%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.00% due 2/1/16	536,328
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	320,865
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	571,095
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	560,345
500,000	Bernards Township School District, NJ, General Obligation Unlimited, (NPFG Insured),
	5.375% due 2/1/14	572,230
370,000	Brigantine, NJ, (NPFG Insured),
	5.00% due 8/15/12	371,339
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed),
	4.50% due 8/15/12	267,420
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.75% due 1/1/16	348,389
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.75% due 12/15/13	108,993
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.00% due 2/15/18	511,839
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.00% due 5/1/13	138,501
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.00% due 8/1/18	408,856
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.50% due 10/1/14	337,386

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.50% due 10/1/23	$277,738
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.00% due 4/1/20	286,262
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured),
	5.80% due 11/1/21	297,160
700,000	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	4.25% due 8/1/15	731,598
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (AGMC Insured),
	5.00% due 2/1/14	252,873
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 4/1/16	282,695
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 3/1/13	247,739
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),,
	5.00% due 4/1/16	499,757
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	300,240
	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed):
30,000	5.45% due 9/15/11	30,120
330,000	5.125% due 12/15/27	370,613
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.00% due 8/1/16	340,191
160,000	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed),
	4.00% due 2/1/15	178,728
195,000	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured),
	5.00% due 12/1/12	195,823

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	$110,603
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured):
55,000	5.00% due 12/1/12	55,170
125,000	5.20% due 12/1/14	125,349
125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 9/15/13	129,915
500,000	Morris County, NJ, General Obligation Unlimited,
	5.00% due 2/1/15	541,795
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.00% due 12/1/13	20,070
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	453,488
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured),
	5.25% due 6/15/14	439,000
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.00% due 9/1/21	440,024
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.00% due 10/15/16	422,881
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	492,808
340,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.00% due 9/1/19	378,576
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A, Prerefunded 9/1/11 @ 101,
	5.00% due 9/1/14	314,805
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	277,405
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.75% due 7/1/23	447,376

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity:
$500,000	4.00% due 7/1/11	$512,105
300,000	5.25% due 7/1/15	352,353
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.00% due 3/1/17	77,011
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.00% due 6/15/16	214,866
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.00% due 7/1/19	284,030
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study,
	5.00% due 7/1/11	103,167
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/20	447,756
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.00% due 7/1/32	702,984
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.00% due 7/1/18	995,894
	New Jersey State Educational Facilities Authority Revenue, Princeton University:
500,000	5.00% due 7/1/13	557,665
205,000	5.00% due 7/1/14	235,371
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	502,240
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.00% due 9/1/14	564,240

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.25% due 7/1/17	$580,335
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (AGMC Insured),
	5.00% due 9/1/16	566,275
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	277,158
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (XLCA Insured),
	5.25% due 7/1/20	430,968
165,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (AGMC Insured),
	5.75% due 11/1/11	165,606
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	105,356
	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured):
400,000	5.50% due 12/15/15	466,580
400,000	5.50% due 12/15/16	472,708
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.25% due 6/15/17	414,886
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC and NPFG Insured),
	5.00% due 6/15/17	280,910
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.50% due 6/15/13	112,599
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.25% due 6/15/14	635,541
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured),
	6.00% due 1/1/14	417,409
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.00% due 1/1/17	461,304

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$400,000	New Jersey State, General Obligation Unlimited, (AMBAC Insured),
	5.25% due 7/15/15	$467,456
400,000	New Jersey State, General Obligation Unlimited, (NPFG Insured),
	5.50% due 8/1/13	449,260
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.25% due 7/1/14	788,746
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.50% due 7/15/14	501,246
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.50% due 1/1/16	353,568
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.00% due 1/1/37	451,304
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured):
150,000	5.00% due 4/1/12	159,377
710,000	5.00% due 4/1/16	830,061
200,000	Passaic County, NJ, General Obligation Unlimited, (AGMC Insured),
	5.25% due 6/1/15	206,102
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.00% due 10/15/16	676,536
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.00% due 2/1/18	621,472
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.00% due 6/1/37	326,394
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.75% due 6/1/39	387,066
225,000	7.00% due 6/1/41	261,347
610,000	6.25% due 6/1/43	696,992
400,000	Union County, NJ, General Obligation Unlimited,
	5.00% due 3/1/16	471,720
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100,
	5.00% due 3/1/17	530,840

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2010

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.00% due 2/1/15	$541,855
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.00% due 9/15/15	634,354

		34,287,401

	Pennsylvania — 1.8%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	474,807
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.00% due 7/1/13[1]	126,296
35,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity,
	6.50% due 1/15/11[1]	35,407

		636,510

	TOTAL MUNICIPAL BONDS (Cost $34,565,047)	36,020,741

TOTAL INVESTMENTS (Cost $34,565,047)[2]	98.6%	$36,020,741
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	522,488

NET ASSETS	100.0%	$36,543,229

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $34,565,047.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation
XLCA — XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2010

CREDIT QUALITY

On October 31, 2010, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	20.2%	$7,425,648
Aa1	6.0	2,183,473
Aa2	21.3	7,753,815
Aa3	13.6	5,002,495
A1	6.9	2,500,100
A2	8.5	3,110,540
A3	4.3	1,539,786
S&P’S CREDIT RATING:
AAA	3.1	1,141,592
AA+	1.7	621,472
AA-	1.2	451,304
AA	3.1	1,128,933
A+	1.4	522,765
A	4.0	1,436,688
FITCH’S CREDIT RATING:
AAA	0.5	195,823
*NOT RATED	2.8	1,006,307

TOTAL MUNICIPAL BONDS	98.6%	$36,020,741

TOTAL INVESTMENTS	98.6%	$36,020,741

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2010, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at October 31, 2010.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had no significant transfers between level 1 and 2 at the year ended October 31, 2010.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of ASC 740 did not have a material effect on the net asset value, when assessed for all open tax years, financial conditions or results of operations of the Fund.

During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards:

Muni Intermediate Portfolio	$240,045
New Jersey Muni Portfolio	$6,040

As of October 31, 2010, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Muni Intermediate Portfolio	$279,395	$—	$25,599	$5,520,869
New Jersey Muni Portfolio	72,727	—	75,022	1,603,443

*Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2010, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

As of October 31, 2010, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$3,036,517	$—	$—	$—
New Jersey Muni Portfolio	848,498	—	—	—

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer currently holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the year ended October 31, 2010 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

3.	Purchases and Sales of Securities

For the year ended October 31, 2010, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$61,558,305	$27,207,075
New Jersey Muni Portfolio	9,648,943	4,880,446

As of October 31, 2010, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$5,332,173	$116,298	$5,215,875
New Jersey Muni Portfolio	1,461,450	5,756	1,455,694

4.	Shares of Beneficial Interest

As of October 31, 2010, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended		Year Ended
	10/31/10		10/31/09
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	5,372,804	$58,208,549	7,774,660	$82,573,226
Redeemed	(2,755,567)	(29,977,738)	(1,347,852)	(14,347,816)

Net increase	2,617,237	$28,230,811	6,426,808	$68,225,410

New Jersey Muni Portfolio:
Sold	974,784	$10,315,644	1,616,658	$16,758,973
Redeemed	(618,947)	(6,570,109)	(326,133)	(3,385,274)

Net increase	355,837	$3,745,535	1,290,525	$13,373,699

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The Board of Trustees changed the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

and authorities, including regional governmental authorities (“Pennsylvania Obligations”) to investing in municipal obligations of any state, territory and possession of the U.S. This change was initiated in March 2009. As of October 31, 2010, Pennsylvania Obligations represented 26.5% of this Portfolio’s net assets.

Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the first disclosure required by the ASU did not have a material effect on the Fund’s financial statment disclosure. Management is currently evaluating the impact the adoption of the second disclosure of this ASU will have on the Fund’s financial statement disclosures.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2010, through December 17, 2010, for disclosure in the Fund’s financial statements. Effective December 20, 2010, the Fund’s CCO became a Managing Director of Foreside Compliance Services, LLC and the compliance support services, previously provided by State Street, have been assigned to Foreside Compliance Services, LLC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Muni Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) at October 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 17, 2010

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2010

Of the ordinary distributions made during the fiscal year ended October 31, 2010, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	67.93%
Core Fixed Income Portfolio	47.31%

Of the ordinary distributions made during the fiscal year ended October 31, 2010, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolio	100%

Of the ordinary distributions made during the fiscal year ended October 31, 2010, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	100.00%
Large Cap Value Portfolio	100.00%
Large Cap 100 Portfolio	100.00%
Large Cap Growth Portfolio	100.00%
Total Market Portfolio	100.00%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total	Per Share
International Portfolio	$530,228	$0.01
Philadelphia International Fund	182,456	0.01

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2010) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

Core Fixed Income Portfolio	$2,400,223

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Continued)
For the year ended October 31, 2010

Qualified dividend income (“QDI”) received through October 31, 2010, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$917,716
Small Cap Equity Portfolio	133,741
Large Cap Value Portfolio	256,843
International Portfolio	8,825,062
Philadelphia International Fund	2,428,758
U.S. Emerging Growth Portfolio	48,781
Large Cap 100 Portfolio	733,683
Large Cap Growth Portfolio	192,354
Total Market Portfolio	23,116

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year ended October 31, 2010

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2010, 100% is tax-exempt for regular Federal income taxes.

Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the fiscal year ended October 31, 2010, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Independent Directors/Trustees(1)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

H. Franklin Allen, Ph.D. Age: 54	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics from 1990-1994; Vice Dean and Director of Wharton Doctoral Programs from 1990-1993. Employed by The University of Pennsylvania since 1980.	16	None

Willard S. Boothby, Jr.* Age: 89	Director of Glenmede Fund (since October 1988)and Trustee of Glenmede Portfolios (since May 1992)	Former Director: Getty Oil Corp., Georgia-Pacific Corp., Burlington Industries, C-Tec Corp., Commonwealth Telephone Corp., Penn Engineering and Manufacturing Corp., Food Fair Corp., Sperry Corp, and Insurance Company of North America; Former Chemical Bank Advisory Board Member; Former Chairman and Chief Executive Officer, Blyth Eastman Dillon & Co., Inc.; Former Managing Director, Paine Webber, Inc.; Former Chairman, U.S. Securities Industry Association.	16	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.
* Mr. Boothby is retiring from the Board effective December 16, 2010.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

William L. Cobb, Jr. Age: 63	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	Executive Vice President and Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (since 1999); Vice Chairman, J.P. Morgan Investment Management (1994-1999), Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church and the Wenner-Gren Foundation.	16	None

Gail E. Keppler Age: 64	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.	16	None

Francis J. Palamara Age: 85	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	16	None

(1)	Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

Interested Directors/Trustees(2)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupation(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

Susan W. Catherwood(2) Age: 67	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director: Monell Chemical Senses Center, Thomas Harrison Skelton Foundation and The Catherwood Foundation; Board Member, Fellow and Finance Committee Chairperson, College of Physicians of Philadelphia; Former Director, The Glenmede Trust Company of New Jersey (1993-2002); Former Vice Chairman of the Board of Directors, Executive Service Corps of the Delaware Valley; Former Director, PECO Energy; Former Director, First Pennsylvania Bank.	16	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate. Harry Wong is considered to be an “interested person“ of the Funds because of his affiliation with Knight Equity Markets, L.P., a division of which, from time to time, executes portfolio transactions for the Funds.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2) — (Continued)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupation(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

G. Thompson Pew, Jr. (2) Age: 68	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds(since June 2006)	Director, Member of the Relationship Oversight Committee, Executive Committee, Private Equity/Real Estate Advisory Committee, and Chairman of the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	16	None

Harry Wong(2) Age: 62	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	A Managing Director of Knight Capital Markets LLC and Knight Equity Markets, LP, both operating subsidiaries of Knight Capital Group Inc. (investment banking) (since 2009); Managing Director, Long Point Advisors, LLC (business consulting) (since 2003); Managing Director, BIO-IB, LLC (healthcare investment banking) (2004-2009);Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	16	None

(2)	Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate. Harry Wong is considered to be an “interested person“ of the Funds because of his affiliation with Knight Equity Markets, L.P., a division of which, from time to time, executes portfolio transactions for the Funds.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Interested Directors/Trustees(2) — (Continued)

Officers

	Positions Held with	Principal Occupation(s)
Name, Address and Age	the Fund/Time Served	During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 59	President of the Funds since December 1997. Treasurer of the Funds since December 2002.	First Vice President and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 44	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 51	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

Mark E. Tuttle 4 Copley Place, 5th Floor Boston, MA 02116 Age: 40	Assistant Secretary of the Funds since December 2009.	Vice President and Counsel, State Street Bank and Trust Company since 2007; Assistant Counsel, BISYS Fund Services, Inc. (2004-2007); Sole Practitioner, Mark E. Tuttle, Attorney At Law (2003-2004).

Brendan J. O’Neill 200 Clarendon Street Boston, MA 02116 Age: 42	Assistant Treasurer of the Funds since December 2009.	Vice President, State Street Bank and Trust Company (since 2007); Unit Director, Investors Bank & Trust Company (prior to merger with State Street) (since 2005); Investors Bank & Trust Company (since 1997).

Donna M. Rogers 10 High Street Boston, MA 02110 Age: 44	Chief Compliance Officer of the Funds since September 2004.	Managing Director, Foreside Compliance Services, LLC (since 2010); Senior Vice President, State Street Bank and Trust Company (2007-2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (since 2002); Investors Bank & Trust Company (since 1994).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees — Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreements

At a meeting held on June 10, 2010, the Board of Directors of Glenmede Fund approved an Investment Advisory Agreement with Glenmede Investment Management LP (“GIM”) for the new Secured Options Portfolio. In addition, at meetings held on September 8, 2010, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the current Investment Advisory Agreements for each Portfolio of the Funds and the Sub-Investment Advisory Agreement for the International Portfolio and approved the Investment Advisory Agreements with Philadelphia International Advisors LP (“PIA”) for the new Philadelphia International Emerging Markets Fund and the new Philadelphia International Small Cap Fund (the “New International Portfolios”) (the existing Portfolios, New International Portfolios, and Secured Options Portfolio, collectively, the “Portfolios”). The Secured Options Portfolio commenced investment operations on June 30, 2010. The New International Portfolios were being organized and had not commenced operations as of October 31, 2010.

In determining whether to renew the Investment Advisory Agreements and the Sub-Investment Advisory Agreement for the existing Portfolios, and to approve the Investment Advisory Agreements for the New International Portfolios and the Secured Options Portfolio (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Directors”), reviewed and considered, among other items: (1) a memoranda from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

charts prepared by GIM and PIA comparing the performance of each existing Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) charts prepared by GIM and PIA comparing the performance of their separately managed accounts or simulated accounts using the investment style as each of the proposed New International Portfolios and the Secured Options Portfolio to the performance of its applicable benchmark index and/or peer group; (4) a Lipper Inc. (“Lipper”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (5) reports of and presentations by representatives of GIM and PIA that described: (i) the nature, extent and quality of GIM’s and PIA’s services provided or to be provided to their respective Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures, financial information, insurance coverage and Forms ADV (at the September 8, 2010 meeting only); (iv) their investment philosophies and processes; (v) their assets under management and client descriptions; (vi) brokerage, soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vii) their advisory fee arrangements with those Portfolios that charge advisory fees and the proposed advisory fee arrangements with the Secured Options Portfolio and the New International Portfolios; (viii) the voluntary fee waiver in effect for the Philadelphia International Fund, the contractual fee and expense waivers for the Long/Short Portfolio and Total Market Portfolio and the proposed contractual fee and expense waivers for New International Portfolios; (ix) the advisory fee arrangements with their other similarly managed clients; (x) their compliance processes and conflicts of interest assessments; (xi) their profitability analyses related to providing services to the Portfolios; (xii) the extent to which economies of scale are relevant to the Portfolios; and (xiii) the benefits of adding new Portfolios to the Glenmede Fund complex. The Directors/Trustees discussed the written materials, GIM’s and PIA’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports on GIM’s and PIA’s compliance programs and their responsiveness in addressing her recommendations, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding GIM and PIA and their respective Agreements: GIM and PIA each have the capabilities, resources and personnel necessary to manage their respective existing Portfolios, the Secured Options Portfolio and the New International Portfolios; GIM has the capabilities, resources and personnel necessary to oversee the management of PIA as sub-adviser to the Philadelphia International Fund; the Boards are satisfied with the quality of services provided by GIM and PIA in advising their respective existing Portfolios; the existing advisory fee for each Portfolio that pays an advisory fee, with the exception of the International Portfolio, Total Market Portfolio, Long/Short Portfolio and Philadelphia International Fund, and the proposed advisory fees for the Secured Options Portfolio and the New International Portfolios are below the median and/or average advisory fees paid by comparable funds in their respective Lipper peer group; the advisory

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

fees for the International Portfolio, Philadelphia International Fund, Total Market Portfolio and Long/Short Portfolio are slightly higher than the average and median peer group advisory fees, but below the highest peer group advisory fees; and each advisory and sub-advisory fee is reasonable as compared to PIA’s other similarly-managed sub-advised mutual fund clients and GIM’s and PIA’s similarly-managed separate account clients considering that the mutual funds involve more compliance and regulatory filings and generally require additional services to manage shareholder purchases and redemptions than separate accounts.

The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each existing Portfolio, with the exception of the International Portfolio and the Total Market Portfolio, and the estimated total annual portfolio operating expenses for the Secured Options Portfolio and the New International Portfolios are below the average and/or median expenses paid by comparable funds in their respective Lipper peer group; the expense ratios for the International Portfolio and the Total Market Portfolio are slightly higher than the average and median peer group expense ratio, but are below the highest peer group expense ratio; the performance of the existing Portfolios is generally competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization and as demonstrated by charts provided by GIM and PIA comparing the performance of each Portfolio to its respective benchmark index; and the performance of similarly managed accounts or simulated accounts using the same investment the style as each of the Secured Options Portfolio and the New International Portfolios to their respective benchmark indices and/or peer group is generally competitive.

The Boards also concluded that the profit to GIM for advisory services and Glenmede Trust for shareholder servicing seem reasonable; the profit to PIA for advisory and sub-advisory services seem reasonable; and the benefits derived by GIM and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers, seem reasonable. The Boards noted that since the investment advisory fees and shareholder servicing fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to the Glenmede Fund Board’s evaluation of the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is to be paid by GIM, not the International Portfolio or its shareholders, and therefore would have no impact on the International Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each current and proposed Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110
Investment Advisor
(for Philadelphia International Fund)
Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
As of October 31, 2010, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2010, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $9,360 and $39,619 for the fiscal years ended October 31, 2009 and October 31, 2010, respectively.

(b)	Audit-Related Fees — There were no fees billed for the fiscal years ended October 31, 2009 and October 31, 2010 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $1,204 and $7,268 for the fiscal years ended October 31, 2009 and October 31, 2010, respectively.

(d)	All Other Fees — There were no other fees billed for the fiscal years ended October 31, 2009 and October 31, 2010 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2010 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Not applicable.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date December 30, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date December 30, 2010